UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03407

Fidelity Boylston Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2017

Item 1.

Reports to Stockholders

Fidelity® Multi-Manager Target Date Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 Semi-Annual Report September 30, 2017

Contents

Fidelity® Multi-Manager Income Fund
Investment Summary
Investments
Financial Statements
Fidelity® Multi-Manager 2005 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Multi-Manager 2010 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Multi-Manager 2015 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Multi-Manager 2020 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Multi-Manager 2025 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Multi-Manager 2030 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Multi-Manager 2035 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Multi-Manager 2040 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Multi-Manager 2045 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Multi-Manager 2050 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Multi-Manager 2055 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Multi-Manager 2060 Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Multi-Manager Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers Core Income Multi-Manager Fund Class F	37.4	37.6
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95%	21.0	21.0
Fidelity Series Short-Term Credit Fund	6.8	7.0
Strategic Advisers International Multi-Manager Fund Class F	6.4	5.9
Strategic Advisers Value Multi-Manager Fund Class F	4.2	4.6
Strategic Advisers Core Multi-Manager Fund Class F	4.1	4.6
Strategic Advisers Emerging Markets Fund of Funds Class F	3.9	4.6
Fidelity Series Inflation-Protected Bond Index Fund	3.7	3.9
Strategic Advisers Growth Multi-Manager Fund Class F	3.5	3.9
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	2.1	2.3
	93.1	95.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	15.9%
International Equity Funds	10.5%
Bond Funds	45.8%
Short-Term Funds	27.8%

Six months ago
Domestic Equity Funds	17.1%
International Equity Funds	10.5%
Bond Funds	44.4%
Short-Term Funds	28.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Multi-Manager Income Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.9%
	Shares	Value
Fidelity Series Commodity Strategy Fund (a)	4,910	$25,677
Strategic Advisers Core Multi-Manager Fund Class F (a)	4,040	52,519
Strategic Advisers Growth Multi-Manager Fund Class F (a)	3,087	43,898
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (a)	2,555	26,570
Strategic Advisers Value Multi-Manager Fund Class F (a)	3,361	53,038
TOTAL DOMESTIC EQUITY FUNDS
(Cost $187,085)		201,702

International Equity Funds - 10.5%
Fidelity Series Canada Fund (a)	289	3,072
Strategic Advisers Emerging Markets Fund of Funds Class F (a)	4,355	49,739
Strategic Advisers International Multi-Manager Fund Class F (a)	6,080	80,499
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $110,902)		133,310

Bond Funds - 45.8%
Fidelity Series Emerging Markets Debt Fund (a)	825	8,634
Fidelity Series Floating Rate High Income Fund (a)	327	3,104
Fidelity Series Inflation-Protected Bond Index Fund (a)	4,791	47,388
Fidelity Series International Credit Fund (a)	56	565
Fidelity Series Long-Term Treasury Bond Index Fund (a)	2,509	22,058
Fidelity Series Real Estate Income Fund (a)	561	6,263
Strategic Advisers Core Income Multi-Manager Fund Class F (a)	47,462	474,146
Strategic Advisers Income Opportunities Fund of Funds Class F (a)	1,878	19,151
TOTAL BOND FUNDS
(Cost $572,470)		581,309

Short-Term Funds - 27.8%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95%(a)(b)	266,451	266,451
Fidelity Series Short-Term Credit Fund (a)	8,663	86,546
TOTAL SHORT-TERM FUNDS
(Cost $353,004)		352,997
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,223,461)		1,269,318
NET OTHER ASSETS (LIABILITIES) - 0.0%		(70)
NET ASSETS - 100%		$1,269,248

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95%	$223,605	$137,436	$94,590	$959	$--	$--	$266,451
Fidelity Series Canada Fund	--	3,008	3	--	--	67	3,072
Fidelity Series Commodity Strategy Fund	--	185	55	39	1	872	25,677
Fidelity Series Commodity Strategy Fund Class F	17,894	15,341	7,597	--	(1,373)	409	--
Fidelity Series Emerging Markets Debt Fund	--	44	16	87	--	453	8,634
Fidelity Series Emerging Markets Debt Fund Class F	7,336	3,769	2,680	151	12	(284)	--
Fidelity Series Floating Rate High Income Fund	--	18	7	24	--	6	3,104
Fidelity Series Floating Rate High Income Fund Class F	2,670	1,549	1,117	40	(77)	62	--
Fidelity Series Inflation-Protected Bond Index Fund	--	280	105	13	--	104	47,388
Fidelity Series Inflation-Protected Bond Index Fund Class F	41,134	23,235	17,195	18	(304)	239	--
Fidelity Series International Credit Fund	--	563	1	--	--	3	565
Fidelity Series Long-Term Treasury Bond Index Fund	--	10,387	16	57	--	(117)	22,058
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	11,819	15	30	--	--	--
Fidelity Series Real Estate Income Fund	--	170	13	89	--	43	6,263
Fidelity Series Real Estate Income Fund Class F	5,290	2,893	2,099	60	1	(22)	--
Fidelity Series Short-Term Credit Fund	--	511	191	252	--	(7)	86,546
Fidelity Series Short-Term Credit Fund Class F	74,766	42,724	31,354	389	(34)	131	--
Strategic Advisers Core Income Multi-Manager Fund Class F	399,924	236,813	169,603	4,346	760	6,252	474,146
Strategic Advisers Core Multi-Manager Fund Class F	49,034	29,175	27,584	153	204	1,690	52,519
Strategic Advisers Emerging Markets Fund of Funds Class F	48,903	28,233	34,894	--	1,188	6,309	49,739
Strategic Advisers Growth Multi-Manager Fund Class F	40,894	23,670	24,598	74	(97)	4,029	43,898
Strategic Advisers Income Opportunities Fund of Funds Class F	16,041	9,617	6,740	457	(189)	422	19,151
Strategic Advisers International Multi-Manager Fund Class F	62,879	40,312	30,885	16	258	7,935	80,499
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	24,723	13,925	13,808	0	(1,690)	3,420	26,570
Strategic Advisers Value Multi-Manager Fund Class F	49,167	28,124	26,973	276	461	2,259	53,038
Total	$1,064,260	$663, 801	$492,139	$7,530	$(879)	$34,275	$1,269,318

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager Income Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $1,223,461) — See accompanying schedule		$1,269,318
Receivable for fund shares sold		951
Total assets		1,270,269
Liabilities
Payable for investments purchased	$945
Distribution and service plan fees payable	23
Other affiliated payables	53
Total liabilities		1,021
Net Assets		$1,269,248
Net Assets consist of:
Paid in capital		$1,227,323
Undistributed net investment income		614
Accumulated undistributed net realized gain (loss) on investments		(4,546)
Net unrealized appreciation (depreciation) on investments		45,857
Net Assets		$1,269,248
Multi-Manager Income:
Net Asset Value, offering price and redemption price per share ($1,049,587 ÷ 98,541 shares)		$10.65
Class L:
Net Asset Value, offering price and redemption price per share ($110,358 ÷ 10,359 shares)		$10.65
Class N:
Net Asset Value, offering price and redemption price per share ($109,303 ÷ 10,267 shares)		$10.65

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$7,530
Expenses
Transfer agent fees	$315
Distribution and service plan fees	134
Independent trustees' fees and expenses	2
Total expenses		451
Net investment income (loss)		7,079
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(879)
Capital gain distributions from underlying funds	3,602
Total net realized gain (loss)		2,723
Change in net unrealized appreciation (depreciation) on underlying funds		34,275
Net gain (loss)		36,998
Net increase (decrease) in net assets resulting from operations		$44,077

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,079	$17,435
Net realized gain (loss)	2,723	9,569
Change in net unrealized appreciation (depreciation)	34,275	36,484
Net increase (decrease) in net assets resulting from operations	44,077	63,488
Distributions to shareholders from net investment income	(6,217)	(17,791)
Distributions to shareholders from net realized gain	–	(2,868)
Total distributions	(6,217)	(20,659)
Share transactions - net increase (decrease)	167,194	(10,491)
Total increase (decrease) in net assets	205,054	32,338
Net Assets
Beginning of period	1,064,194	1,031,856
End of period	$1,269,248	$1,064,194
Other Information
Undistributed net investment income end of period	$614	$–
Distributions in excess of net investment income end of period	$–	$(248)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Multi-Manager Income Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.31	$9.91	$10.33	$10.29	$10.14	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.15	.17	.18	.14	.04
Net realized and unrealized gain (loss)	.33	.43	(.24)	.22	.24	.13
Total from investment operations	.40	.58	(.07)	.40	.38	.17
Distributions from net investment income	(.06)	(.16)C	(.16)	(.19)	(.12)	(.03)
Distributions from net realized gain	–	(.03)C	(.19)	(.18)	(.11)	–
Total distributions	(.06)	(.18)D	(.35)	(.36)E	(.23)	(.03)
Net asset value, end of period	$10.65	$10.31	$9.91	$10.33	$10.29	$10.14
Total ReturnF,G	3.88%	5.92%	(.65)%	3.98%	3.79%	1.71%
Ratios to Average Net AssetsH,I
Expenses before reductions	.06%J	.05%	.05%	.05%	.06%	.15%J
Expenses net of fee waivers, if any	.06%J	.05%	.05%	.05%	.06%	.06%J
Expenses net of all reductions	.06%J	.05%	.05%	.05%	.06%	.06%J
Net investment income (loss)	1.27%J	1.46%	1.66%	1.77%	1.43%	1.52%J
Supplemental Data
Net assets, end of period (000 omitted)	$1,050	$853	$822	$921	$702	$102
Portfolio turnover rateH	87%J	49%	44%	23%	40%	0%K

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.18 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.027 per share.

 E Total distributions of $.36 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.177 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Multi-Manager Income Fund Class L

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.31	$9.92	$10.33	$10.29	$10.19
Income from Investment Operations
Net investment income (loss)B	.07	.15	.17	.18	.05
Net realized and unrealized gain (loss)	.33	.42	(.23)	.22	.15
Total from investment operations	.40	.57	(.06)	.40	.20
Distributions from net investment income	(.06)	(.16)C	(.16)	(.19)	(.04)
Distributions from net realized gain	–	(.03)C	(.19)	(.18)	(.06)
Total distributions	(.06)	(.18)D	(.35)	(.36)E	(.10)
Net asset value, end of period	$10.65	$10.31	$9.92	$10.33	$10.29
Total ReturnF	3.88%	5.83%	(.57)%	3.97%	2.00%
Ratios to Average Net AssetsG,H
Expenses before reductions	.05%I	.05%	.05%	.06%	.06%I
Expenses net of fee waivers, if any	.05%I	.05%	.05%	.06%	.06%I
Expenses net of all reductions	.05%I	.05%	.05%	.06%	.06%I
Net investment income (loss)	1.27%I	1.47%	1.66%	1.77%	1.62%I
Supplemental Data
Net assets, end of period (000 omitted)	$110	$106	$105	$106	$102
Portfolio turnover rateG	87%I	49%	44%	23%	40%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.18 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.027 per share.

 E Total distributions of $.36 per share is comprised of distributions from net investment income of $.185 and distributions from net realized gain of $.177 per share.

 F Total returns for periods of less than one year are not annualized.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Multi-Manager Income Fund Class N

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.31	$9.91	$10.33	$10.29	$10.19
Income from Investment Operations
Net investment income (loss)B	.05	.12	.14	.16	.04
Net realized and unrealized gain (loss)	.34	.44	(.23)	.22	.16
Total from investment operations	.39	.56	(.09)	.38	.20
Distributions from net investment income	(.05)	(.13)C	(.14)	(.16)	(.04)
Distributions from net realized gain	–	(.03)C	(.19)	(.18)	(.06)
Total distributions	(.05)	(.16)	(.33)	(.34)	(.10)
Net asset value, end of period	$10.65	$10.31	$9.91	$10.33	$10.29
Total ReturnD	3.76%	5.67%	(.90)%	3.71%	1.94%
Ratios to Average Net AssetsE,F
Expenses before reductions	.30%G	.30%	.30%	.31%	.32%G
Expenses net of fee waivers, if any	.30%G	.30%	.30%	.31%	.32%G
Expenses net of all reductions	.30%G	.30%	.30%	.31%	.32%G
Net investment income (loss)	1.02%G	1.22%	1.41%	1.52%	1.36%G
Supplemental Data
Net assets, end of period (000 omitted)	$109	$105	$105	$106	$102
Portfolio turnover rateE	87%G	49%	44%	23%	40%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers Core Income Multi-Manager Fund Class F	33.7	33.7
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95%	16.3	15.9
Strategic Advisers International Multi-Manager Fund Class F	8.6	8.4
Strategic Advisers Value Multi-Manager Fund Class F	6.3	6.9
Strategic Advisers Core Multi-Manager Fund Class F	6.3	6.9
Strategic Advisers Growth Multi-Manager Fund Class F	5.3	5.7
Fidelity Series Short-Term Credit Fund	5.1	5.3
Strategic Advisers Emerging Markets Fund of Funds Class F	4.8	5.6
Fidelity Series Inflation-Protected Bond Index Fund	3.3	3.4
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	3.2	3.5
	92.9	95.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	23.1%
International Equity Funds	13.8%
Bond Funds	41.7%
Short-Term Funds	21.4%

Six months ago
Domestic Equity Funds	24.7%
International Equity Funds	14.0%
Bond Funds	40.1%
Short-Term Funds	21.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Multi-Manager 2005 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 23.1%
	Shares	Value
Fidelity Series Commodity Strategy Fund (a)	1,697	$8,876
Strategic Advisers Core Multi-Manager Fund Class F (a)	2,133	27,724
Strategic Advisers Growth Multi-Manager Fund Class F (a)	1,636	23,266
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (a)	1,345	13,984
Strategic Advisers Value Multi-Manager Fund Class F (a)	1,770	27,938
TOTAL DOMESTIC EQUITY FUNDS
(Cost $95,793)		101,788

International Equity Funds - 13.8%
Fidelity Series Canada Fund (a)	159	1,690
Strategic Advisers Emerging Markets Fund of Funds Class F (a)	1,861	21,258
Strategic Advisers International Multi-Manager Fund Class F (a)	2,855	37,804
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $52,241)		60,752

Bond Funds - 41.7%
Fidelity Series Emerging Markets Debt Fund (a)	279	2,914
Fidelity Series Floating Rate High Income Fund (a)	113	1,069
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,457	14,407
Fidelity Series International Credit Fund (a)	22	218
Fidelity Series Long-Term Treasury Bond Index Fund (a)	913	8,027
Fidelity Series Real Estate Income Fund (a)	191	2,129
Strategic Advisers Core Income Multi-Manager Fund Class F (a)	14,851	148,365
Strategic Advisers Income Opportunities Fund of Funds Class F (a)	647	6,603
TOTAL BOND FUNDS
(Cost $181,370)		183,732

Short-Term Funds - 21.4%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95%(a)(b)	71,628	71,628
Fidelity Series Short-Term Credit Fund (a)	2,270	22,676
TOTAL SHORT-TERM FUNDS
(Cost $94,304)		94,304
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $423,708)		440,576
NET OTHER ASSETS (LIABILITIES) - 0.0%		(41)
NET ASSETS - 100%		$440,535

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95%	$55,252	$17,739	$1,363	$255	$--	$--	$71,628
Fidelity Series Canada Fund	--	1,655	--	--	--	35	1,690
Fidelity Series Commodity Strategy Fund	--	35	--	14	--	(703)	8,876
Fidelity Series Commodity Strategy Fund Class F	5,909	3,058	150	--	(1)	728	--
Fidelity Series Emerging Markets Debt Fund	--	6	--	30	--	113	2,914
Fidelity Series Emerging Markets Debt Fund Class F	2,350	547	51	50	(2)	(49)	--
Fidelity Series Floating Rate High Income Fund	--	3	--	9	--	(61)	1,069
Fidelity Series Floating Rate High Income Fund Class F	870	219	21	13	(1)	60	--
Fidelity Series Inflation-Protected Bond Index Fund	--	37	1	4	--	(365)	14,407
Fidelity Series Inflation-Protected Bond Index Fund Class F	11,811	2,814	287	5	(46)	444	--
Fidelity Series International Credit Fund	--	217	--	--	--	1	218
Fidelity Series Long-Term Treasury Bond Index Fund	--	3,954	--	21	--	(34)	8,027
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	4,126	19	11	--	--	--
Fidelity Series Real Estate Income Fund	--	51	--	30	--	13	2,129
Fidelity Series Real Estate Income Fund Class F	1,703	408	40	19	--	(6)	--
Fidelity Series Short-Term Credit Fund	--	59	1	69	--	--	22,676
Fidelity Series Short-Term Credit Fund Class F	18,475	4,563	453	99	--	33	--
Strategic Advisers Core Income Multi-Manager Fund Class F	116,983	32,174	2,873	1,337	(3)	2,084	148,365
Strategic Advisers Core Multi-Manager Fund Class F	23,861	6,418	3,298	93	54	689	27,724
Strategic Advisers Emerging Markets Fund of Funds Class F	19,404	4,710	6,046	--	544	2,646	21,258
Strategic Advisers Growth Multi-Manager Fund Class F	19,900	4,943	3,476	44	(29)	1,928	23,266
Strategic Advisers Income Opportunities Fund of Funds Class F	5,236	1,416	127	155	(3)	81	6,603
Strategic Advisers International Multi-Manager Fund Class F	29,027	7,955	3,035	8	18	3,839	37,804
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	12,030	2,774	1,624	--	(191)	995	13,984
Strategic Advisers Value Multi-Manager Fund Class F	23,926	5,735	2,970	159	126	1,121	27,938
Total	$346,737	$105,616	$25,835	$2,425	$466	$13,592	$440,576

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $423,708) — See accompanying schedule		$440,576
Receivable for fund shares sold		44
Total assets		440,620
Liabilities
Payable for investments purchased	$45
Distribution and service plan fees payable	23
Other affiliated payables	17
Total liabilities		85
Net Assets		$440,535
Net Assets consist of:
Paid in capital		$421,174
Undistributed net investment income		2,070
Accumulated undistributed net realized gain (loss) on investments		423
Net unrealized appreciation (depreciation) on investments		16,868
Net Assets		$440,535
Multi-Manager 2005:
Net Asset Value, offering price and redemption price per share ($213,843 ÷ 19,526 shares)		$10.95
Class L:
Net Asset Value, offering price and redemption price per share ($113,886 ÷ 10,407 shares)		$10.94
Class N:
Net Asset Value, offering price and redemption price per share ($112,806 ÷ 10,323 shares)		$10.93

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$2,425
Expenses
Transfer agent fees	$143
Distribution and service plan fees	138
Independent trustees' fees and expenses	1
Total expenses		282
Net investment income (loss)		2,143
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	466
Capital gain distributions from underlying funds	2,065
Total net realized gain (loss)		2,531
Change in net unrealized appreciation (depreciation) on underlying funds		13,592
Net gain (loss)		16,123
Net increase (decrease) in net assets resulting from operations		$18,266

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,143	$4,501
Net realized gain (loss)	2,531	6,313
Change in net unrealized appreciation (depreciation)	13,592	13,754
Net increase (decrease) in net assets resulting from operations	18,266	24,568
Distributions to shareholders from net investment income	(759)	(4,558)
Distributions to shareholders from net realized gain	(2,652)	(972)
Total distributions	(3,411)	(5,530)
Share transactions - net increase (decrease)	78,979	(17,157)
Total increase (decrease) in net assets	93,834	1,881
Net Assets
Beginning of period	346,701	344,820
End of period	$440,535	$346,701
Other Information
Undistributed net investment income end of period	$2,070	$686

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Multi-Manager 2005 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.55	$9.98	$10.58	$10.65	$10.27	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.15	.16	.19	.14	.05
Net realized and unrealized gain (loss)	.45	.60	(.30)	.31	.49	.22
Total from investment operations	.51	.75	(.14)	.50	.63	.27
Distributions from net investment income	(.03)	(.15)	(.16)	(.19)	(.10)	–
Distributions from net realized gain	(.08)	(.03)	(.30)	(.39)	(.15)	–
Total distributions	(.11)	(.18)	(.46)	(.57)C	(.25)	–
Net asset value, end of period	$10.95	$10.55	$9.98	$10.58	$10.65	$10.27
Total ReturnD,E	4.85%	7.57%	(1.34)%	4.83%	6.18%	2.70%
Ratios to Average Net AssetsF,G
Expenses before reductions	.06%H	.07%	.06%	.05%	.06%	.15%H
Expenses net of fee waivers, if any	.06%H	.07%	.06%	.05%	.06%	.06%H
Expenses net of all reductions	.06%H	.07%	.06%	.05%	.06%	.06%H
Net investment income (loss)	1.18%H	1.42%	1.63%	1.76%	1.32%	1.63%H
Supplemental Data
Net assets, end of period (000 omitted)	$214	$130	$133	$120	$115	$103
Portfolio turnover rateF	13%H	15%	48%	17%	44%	1%I

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.57 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.385 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Multi-Manager 2005 Fund Class L

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.55	$9.97	$10.57	$10.64	$10.51
Income from Investment Operations
Net investment income (loss)B	.06	.14	.16	.18	.06
Net realized and unrealized gain (loss)	.44	.62	(.30)	.32	.22
Total from investment operations	.50	.76	(.14)	.50	.28
Distributions from net investment income	(.03)	(.15)	(.16)	(.18)	(.06)
Distributions from net realized gain	(.08)	(.03)	(.30)	(.39)	(.09)
Total distributions	(.11)	(.18)	(.46)	(.57)	(.15)
Net asset value, end of period	$10.94	$10.55	$9.97	$10.57	$10.64
Total ReturnC,D	4.75%	7.67%	(1.39)%	4.79%	2.64%
Ratios to Average Net AssetsE,F
Expenses before reductions	.08%G	.09%	.09%	.10%	.07%G
Expenses net of fee waivers, if any	.08%G	.09%	.09%	.10%	.07%G
Expenses net of all reductions	.08%G	.09%	.09%	.10%	.07%G
Net investment income (loss)	1.16%G	1.40%	1.59%	1.71%	1.90%G
Supplemental Data
Net assets, end of period (000 omitted)	$114	$109	$106	$108	$103
Portfolio turnover rateE	13%G	15%	48%	17%	44%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Multi-Manager 2005 Fund Class N

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.54	$9.96	$10.56	$10.63	$10.51
Income from Investment Operations
Net investment income (loss)B	.05	.12	.14	.16	.05
Net realized and unrealized gain (loss)	.44	.61	(.31)	.31	.21
Total from investment operations	.49	.73	(.17)	.47	.26
Distributions from net investment income	(.02)	(.12)	(.13)	(.16)	(.06)
Distributions from net realized gain	(.08)	(.03)	(.30)	(.39)	(.09)
Total distributions	(.10)	(.15)	(.43)	(.54)C	(.14)D
Net asset value, end of period	$10.93	$10.54	$9.96	$10.56	$10.63
Total ReturnE,F	4.69%	7.41%	(1.64)%	4.53%	2.52%
Ratios to Average Net AssetsG,H
Expenses before reductions	.33%I	.34%	.34%	.35%	.33%I
Expenses net of fee waivers, if any	.33%I	.34%	.34%	.35%	.33%I
Expenses net of all reductions	.33%I	.34%	.34%	.35%	.33%I
Net investment income (loss)	.91%I	1.15%	1.34%	1.46%	1.65%I
Supplemental Data
Net assets, end of period (000 omitted)	$113	$108	$105	$107	$103
Portfolio turnover rateG	13%I	15%	48%	17%	44%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.54 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.385 per share.

 D Total distributions of $.14 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.088 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers Core Income Multi-Manager Fund Class F	30.2	30.3
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95%	12.5	12.1
Strategic Advisers International Multi-Manager Fund Class F	10.5	10.4
Strategic Advisers Value Multi-Manager Fund Class F	8.2	8.8
Strategic Advisers Core Multi-Manager Fund Class F	8.2	8.7
Strategic Advisers Growth Multi-Manager Fund Class F	6.8	7.3
Strategic Advisers Emerging Markets Fund of Funds Class F	5.7	6.5
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	4.1	4.4
Fidelity Series Short-Term Credit Fund	3.9	4.1
Fidelity Series Inflation-Protected Bond Index Fund	2.6	2.8
	92.7	95.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	29.3%
International Equity Funds	16.7%
Bond Funds	37.6%
Short-Term Funds	16.4%

Six months ago
Domestic Equity Funds	30.9%
International Equity Funds	16.9%
Bond Funds	36.0%
Short-Term Funds	16.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Multi-Manager 2010 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 29.3%
	Shares	Value
Fidelity Series Commodity Strategy Fund (a)	2,207	$11,544
Strategic Advisers Core Multi-Manager Fund Class F (a)	3,605	46,866
Strategic Advisers Growth Multi-Manager Fund Class F (a)	2,755	39,177
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (a)	2,281	23,722
Strategic Advisers Value Multi-Manager Fund Class F (a)	2,993	47,227
TOTAL DOMESTIC EQUITY FUNDS
(Cost $153,570)		168,536

International Equity Funds - 16.7%
Fidelity Series Canada Fund (a)	248	2,636
Strategic Advisers Emerging Markets Fund of Funds Class F (a)	2,870	32,770
Strategic Advisers International Multi-Manager Fund Class F (a)	4,571	60,516
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $77,645)		95,922

Bond Funds - 37.6%
Fidelity Series Emerging Markets Debt Fund (a)	380	3,978
Fidelity Series Floating Rate High Income Fund (a)	146	1,385
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,528	15,117
Fidelity Series International Credit Fund (a)	28	279
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,197	10,523
Fidelity Series Real Estate Income Fund (a)	250	2,795
Strategic Advisers Core Income Multi-Manager Fund Class F (a)	17,400	173,829
Strategic Advisers Income Opportunities Fund of Funds Class F (a)	840	8,566
TOTAL BOND FUNDS
(Cost $212,674)		216,472

Short-Term Funds - 16.4%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95%(a)(b)	72,164	72,164
Fidelity Series Short-Term Credit Fund (a)	2,245	22,423
TOTAL SHORT-TERM FUNDS
(Cost $94,568)		94,587
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $538,457)		575,517
NET OTHER ASSETS (LIABILITIES) - 0.0%		(47)
NET ASSETS - 100%		$575,470

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95%	$65,987	$8,761	$2,584	$273	$--	$--	$72,164
Fidelity Series Canada Fund	--	2,581	--	--	--	55	2,636
Fidelity Series Commodity Strategy Fund	--	75	28	18	1	(100)	11,544
Fidelity Series Commodity Strategy Fund Class F	9,183	2,680	342	--	13	62	--
Fidelity Series Emerging Markets Debt Fund	--	17	8	41	--	211	3,978
Fidelity Series Emerging Markets Debt Fund Class F	3,796	205	118	76	--	(125)	--
Fidelity Series Floating Rate High Income Fund	--	7	3	11	--	(54)	1,385
Fidelity Series Floating Rate High Income Fund Class F	1,361	72	49	20	(3)	54	--
Fidelity Series Inflation-Protected Bond Index Fund	--	78	38	4	--	64	15,117
Fidelity Series Inflation-Protected Bond Index Fund Class F	14,997	596	540	6	(4)	(36)	--
Fidelity Series International Credit Fund	--	278	--	--	--	1	279
Fidelity Series Long-Term Treasury Bond Index Fund	--	5,209	--	27	--	(46)	10,523
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	5,378	18	14	--	--	--
Fidelity Series Real Estate Income Fund	--	74	6	40	--	32	2,795
Fidelity Series Real Estate Income Fund Class F	2,677	129	92	29	--	(19)	--
Fidelity Series Short-Term Credit Fund	--	120	58	68	--	19	22,423
Fidelity Series Short-Term Credit Fund Class F	22,131	999	804	111	(1)	17	--
Strategic Advisers Core Income Multi-Manager Fund Class F	164,190	13,374	6,389	1,705	15	2,639	173,829
Strategic Advisers Core Multi-Manager Fund Class F	47,365	3,746	5,793	152	(1)	1,549	46,866
Strategic Advisers Emerging Markets Fund of Funds Class F	35,028	1,473	8,790	--	898	4,161	32,770
Strategic Advisers Growth Multi-Manager Fund Class F	39,502	2,498	6,346	72	(92)	3,615	39,177
Strategic Advisers Income Opportunities Fund of Funds Class F	8,188	588	315	222	(8)	113	8,566
Strategic Advisers International Multi-Manager Fund Class F	56,546	2,835	5,622	14	46	6,711	60,516
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	23,879	1,259	2,841	--	(195)	1,620	23,722
Strategic Advisers Value Multi-Manager Fund Class F	47,492	2,704	5,291	265	232	2,090	47,227
Total	$542,322	$55,736	$46,075	$3,168	$901	$22,633	$575,517

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $538,457) — See accompanying schedule		$575,517
Receivable for fund shares sold		114
Total assets		575,631
Liabilities
Payable for investments purchased	$114
Distribution and service plan fees payable	24
Other affiliated payables	23
Total liabilities		161
Net Assets		$575,470
Net Assets consist of:
Paid in capital		$546,891
Undistributed net investment income		2,777
Accumulated undistributed net realized gain (loss) on investments		(11,258)
Net unrealized appreciation (depreciation) on investments		37,060
Net Assets		$575,470
Multi-Manager 2010:
Net Asset Value, offering price and redemption price per share ($343,133 ÷ 30,221 shares)		$11.35
Class L:
Net Asset Value, offering price and redemption price per share ($116,726 ÷ 10,279 shares)		$11.36
Class N:
Net Asset Value, offering price and redemption price per share ($115,611 ÷ 10,194 shares)		$11.34

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$3,168
Expenses
Transfer agent fees	$163
Distribution and service plan fees	141
Independent trustees' fees and expenses	1
Total expenses		305
Net investment income (loss)		2,863
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	901
Capital gain distributions from underlying funds	3,402
Total net realized gain (loss)		4,303
Change in net unrealized appreciation (depreciation) on underlying funds		22,633
Net gain (loss)		26,936
Net increase (decrease) in net assets resulting from operations		$29,799

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,863	$8,456
Net realized gain (loss)	4,303	(7,491)
Change in net unrealized appreciation (depreciation)	22,633	51,900
Net increase (decrease) in net assets resulting from operations	29,799	52,865
Distributions to shareholders from net investment income	(1,107)	(8,819)
Distributions to shareholders from net realized gain	–	(6,904)
Total distributions	(1,107)	(15,723)
Share transactions - net increase (decrease)	4,500	(277,713)
Total increase (decrease) in net assets	33,192	(240,571)
Net Assets
Beginning of period	542,278	782,849
End of period	$575,470	$542,278
Other Information
Undistributed net investment income end of period	$2,777	$1,021

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Multi-Manager 2010 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.77	$10.14	$10.87	$10.87	$10.35	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.14	.16	.19	.15	.05
Net realized and unrealized gain (loss)	.54	.77	(.35)	.37	.67	.30
Total from investment operations	.60	.91	(.19)	.56	.82	.35
Distributions from net investment income	(.02)	(.17)	(.17)	(.17)	(.12)	–
Distributions from net realized gain	–	(.10)	(.37)	(.40)	(.18)	–
Total distributions	(.02)	(.28)C	(.54)	(.56)D	(.30)	–
Net asset value, end of period	$11.35	$10.77	$10.14	$10.87	$10.87	$10.35
Total ReturnE,F	5.62%	9.08%	(1.85)%	5.31%	8.00%	3.50%
Ratios to Average Net AssetsG,H
Expenses before reductions	.05%I	.05%	.05%	.05%	.06%	.17%I
Expenses net of fee waivers, if any	.05%I	.05%	.05%	.05%	.06%	.06%I
Expenses net of all reductions	.05%I	.05%	.05%	.05%	.06%	.06%I
Net investment income (loss)	1.10%I	1.37%	1.58%	1.73%	1.45%	1.87%I
Supplemental Data
Net assets, end of period (000 omitted)	$343	$322	$571	$550	$277	$104
Portfolio turnover rateG	17%I	37%	32%	15%	24%	1%J

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.28 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.102 per share.

 D Total distributions of $.56 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.397 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Multi-Manager 2010 Fund Class L

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.78	$10.15	$10.88	$10.87	$10.73
Income from Investment Operations
Net investment income (loss)B	.06	.14	.16	.19	.07
Net realized and unrealized gain (loss)	.54	.77	(.35)	.38	.25
Total from investment operations	.60	.91	(.19)	.57	.32
Distributions from net investment income	(.02)	(.18)	(.16)	(.16)	(.07)
Distributions from net realized gain	–	(.10)	(.37)	(.40)	(.11)
Total distributions	(.02)	(.28)	(.54)C	(.56)	(.18)
Net asset value, end of period	$11.36	$10.78	$10.15	$10.88	$10.87
Total ReturnD	5.61%	9.08%	(1.86)%	5.37%	2.97%
Ratios to Average Net AssetsE,F
Expenses before reductions	.07%G	.06%	.06%	.07%	.07%G
Expenses net of fee waivers, if any	.07%G	.06%	.06%	.07%	.07%G
Expenses net of all reductions	.07%G	.06%	.06%	.07%	.07%G
Net investment income (loss)	1.08%G	1.36%	1.56%	1.71%	1.96%G
Supplemental Data
Net assets, end of period (000 omitted)	$117	$111	$106	$108	$103
Portfolio turnover rateE	17%G	37%	32%	15%	24%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.54 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.371 per share.

 D Total returns for periods of less than one year are not annualized.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Multi-Manager 2010 Fund Class N

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.77	$10.14	$10.87	$10.87	$10.73
Income from Investment Operations
Net investment income (loss)B	.05	.12	.14	.16	.06
Net realized and unrealized gain (loss)	.54	.76	(.36)	.37	.25
Total from investment operations	.59	.88	(.22)	.53	.31
Distributions from net investment income	(.02)	(.15)	(.14)	(.14)	(.07)
Distributions from net realized gain	–	(.10)	(.37)	(.40)	(.11)
Total distributions	(.02)	(.25)	(.51)	(.53)C	(.17)D
Net asset value, end of period	$11.34	$10.77	$10.14	$10.87	$10.87
Total ReturnE	5.46%	8.82%	(2.11)%	5.01%	2.95%
Ratios to Average Net AssetsF,G
Expenses before reductions	.32%H	.31%	.31%	.32%	.32%H
Expenses net of fee waivers, if any	.32%H	.31%	.31%	.32%	.32%H
Expenses net of all reductions	.32%H	.31%	.31%	.32%	.32%H
Net investment income (loss)	.83%H	1.11%	1.31%	1.46%	1.70%H
Supplemental Data
Net assets, end of period (000 omitted)	$116	$110	$106	$108	$103
Portfolio turnover rateF	17%H	37%	32%	15%	24%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.53 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.397 per share.

 D Total distributions of $.17 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.108 per share.

 E Total returns for periods of less than one year are not annualized.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers Core Income Multi-Manager Fund Class F	26.6	26.7
Strategic Advisers International Multi-Manager Fund Class F	12.5	12.5
Strategic Advisers Value Multi-Manager Fund Class F	10.1	10.6
Strategic Advisers Core Multi-Manager Fund Class F	10.0	10.6
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95%	9.1	8.7
Strategic Advisers Growth Multi-Manager Fund Class F	8.4	8.9
Strategic Advisers Emerging Markets Fund of Funds Class F	6.4	7.1
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	5.1	5.4
Fidelity Series Short-Term Credit Fund	2.8	2.9
Fidelity Series Commodity Strategy Fund	2.0	1.7
	93.0	95.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	35.6%
International Equity Funds	19.4%
Bond Funds	33.1%
Short-Term Funds	11.9%

Six months ago
Domestic Equity Funds	37.2%
International Equity Funds	19.6%
Bond Funds	31.6%
Short-Term Funds	11.6%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Multi-Manager 2015 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.6%
	Shares	Value
Fidelity Series Commodity Strategy Fund (a)	5,703	$29,826
Strategic Advisers Core Multi-Manager Fund Class F (a)	11,523	149,798
Strategic Advisers Growth Multi-Manager Fund Class F (a)	8,798	125,113
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (a)	7,301	75,929
Strategic Advisers Value Multi-Manager Fund Class F (a)	9,574	151,072
TOTAL DOMESTIC EQUITY FUNDS
(Cost $502,637)		531,738

International Equity Funds - 19.4%
Fidelity Series Canada Fund (a)	712	7,571
Strategic Advisers Emerging Markets Fund of Funds Class F (a)	8,315	94,953
Strategic Advisers International Multi-Manager Fund Class F (a)	14,120	186,952
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $250,033)		289,476

Bond Funds - 33.1%
Fidelity Series Emerging Markets Debt Fund (a)	955	9,994
Fidelity Series Floating Rate High Income Fund (a)	377	3,579
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,801	27,698
Fidelity Series International Credit Fund (a)	67	671
Fidelity Series Long-Term Treasury Bond Index Fund (a)	3,093	27,187
Fidelity Series Real Estate Income Fund (a)	638	7,122
Strategic Advisers Core Income Multi-Manager Fund Class F (a)	39,724	396,845
Strategic Advisers Income Opportunities Fund of Funds Class F (a)	2,167	22,107
TOTAL BOND FUNDS
(Cost $487,502)		495,203

Short-Term Funds - 11.9%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95% (a)(b)	135,699	135,699
Fidelity Series Short-Term Credit Fund (a)	4,173	41,691
TOTAL SHORT-TERM FUNDS
(Cost $177,411)		177,390
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,417,583)		1,493,807
NET OTHER ASSETS (LIABILITIES) - 0.0%		(107)
NET ASSETS - 100%		$1,493,700

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95%	$110,135	$26,583	$1,019	$477	$--	$--	$135,699
Fidelity Series Canada Fund	--	7,394	--	--	--	177	7,571
Fidelity Series Commodity Strategy Fund	--	2,698	107	46	(12)	(171)	29,826
Fidelity Series Commodity Strategy Fund Class F	21,455	5,949	103	--	(1)	118	--
Fidelity Series Emerging Markets Debt Fund	--	796	32	99	--	440	9,994
Fidelity Series Emerging Markets Debt Fund Class F	8,732	337	36	178	--	(243)	--
Fidelity Series Floating Rate High Income Fund	--	331	13	28	--	(207)	3,579
Fidelity Series Floating Rate High Income Fund Class F	3,172	112	15	47	--	199	--
Fidelity Series Inflation-Protected Bond Index Fund	--	2,586	104	7	--	201	27,698
Fidelity Series Inflation-Protected Bond Index Fund Class F	24,797	525	117	10	(1)	(189)	--
Fidelity Series International Credit Fund	--	668	--	--	--	3	671
Fidelity Series Long-Term Treasury Bond Index Fund	--	14,683	51	66	(1)	(154)	27,187
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	12,712	2	36	--	--	--
Fidelity Series Real Estate Income Fund	--	766	25	93	--	100	7,122
Fidelity Series Real Estate Income Fund Class F	6,185	192	28	68	--	(68)	--
Fidelity Series Short-Term Credit Fund	--	4,032	163	119	--	(21)	41,691
Fidelity Series Short-Term Credit Fund Class F	36,975	976	177	190	--	69	--
Strategic Advisers Core Income Multi-Manager Fund Class F	336,772	57,857	3,046	3,619	38	5,224	396,845
Strategic Advisers Core Multi-Manager Fund Class F	134,306	21,542	10,771	454	(99)	4,820	149,798
Strategic Advisers Emerging Markets Fund of Funds Class F	90,021	11,409	19,731	--	978	12,276	94,953
Strategic Advisers Growth Multi-Manager Fund Class F	112,009	15,961	13,316	213	(77)	10,536	125,113
Strategic Advisers Income Opportunities Fund of Funds Class F	19,095	2,921	170	532	1	260	22,107
Strategic Advisers International Multi-Manager Fund Class F	157,684	19,859	10,085	40	301	19,193	186,952
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	67,707	8,789	5,085	--	(1,099)	5,617	75,929
Strategic Advisers Value Multi-Manager Fund Class F	134,664	18,219	9,159	781	245	7,103	151,072
Total	$1,263,709	$237,897	$73,355	$7,103	$273	$65,283	$1,493,807

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $1,417,583) — See accompanying schedule		$1,493,807
Total assets		1,493,807
Liabilities
Distribution and service plan fees payable	$24
Other affiliated payables	83
Total liabilities		107
Net Assets		$1,493,700
Net Assets consist of:
Paid in capital		$1,411,160
Undistributed net investment income		6,252
Accumulated undistributed net realized gain (loss) on investments		64
Net unrealized appreciation (depreciation) on investments		76,224
Net Assets		$1,493,700
Multi-Manager 2015:
Net Asset Value, offering price and redemption price per share ($1,256,261 ÷ 106,685 shares)		$11.78
Class L:
Net Asset Value, offering price and redemption price per share ($119,287 ÷ 10,127 shares)		$11.78
Class N:
Net Asset Value, offering price and redemption price per share ($118,152 ÷ 10,044 shares)		$11.76

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$7,103
Expenses
Transfer agent fees	$519
Distribution and service plan fees	143
Independent trustees' fees and expenses	2
Total expenses		664
Net investment income (loss)		6,439
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	273
Capital gain distributions from underlying funds	10,106
Total net realized gain (loss)		10,379
Change in net unrealized appreciation (depreciation) on underlying funds		65,283
Net gain (loss)		75,662
Net increase (decrease) in net assets resulting from operations		$82,101

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,439	$21,129
Net realized gain (loss)	10,379	7,143
Change in net unrealized appreciation (depreciation)	65,283	118,203
Net increase (decrease) in net assets resulting from operations	82,101	146,475
Distributions to shareholders from net investment income	(2,453)	(22,535)
Distributions to shareholders from net realized gain	–	(6,674)
Total distributions	(2,453)	(29,209)
Share transactions - net increase (decrease)	150,457	(566,744)
Total increase (decrease) in net assets	230,105	(449,478)
Net Assets
Beginning of period	1,263,595	1,713,073
End of period	$1,493,700	$1,263,595
Other Information
Undistributed net investment income end of period	$6,252	$2,266

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Multi-Manager 2015 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$11.09	$10.23	$11.04	$10.97	$10.36	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.15	.16	.19	.15	.05
Net realized and unrealized gain (loss)	.65	.91	(.40)	.42	.74	.31
Total from investment operations	.71	1.06	(.24)	.61	.89	.36
Distributions from net investment income	(.02)	(.15)	(.17)	(.15)	(.12)	–
Distributions from net realized gain	–	(.04)	(.40)	(.39)	(.16)	–
Total distributions	(.02)	(.20)C	(.57)	(.54)	(.28)	–
Net asset value, end of period	$11.78	$11.09	$10.23	$11.04	$10.97	$10.36
Total ReturnD,E	6.43%	10.41%	(2.32)%	5.70%	8.68%	3.60%
Ratios to Average Net AssetsF,G
Expenses before reductions	.08%H	.08%	.08%	.09%	.10%	.21%H
Expenses net of fee waivers, if any	.08%H	.08%	.08%	.09%	.10%	.09%H
Expenses net of all reductions	.08%H	.08%	.08%	.09%	.10%	.09%H
Net investment income (loss)	.99%H	1.40%	1.53%	1.73%	1.44%	1.88%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,256	$1,040	$1,500	$1,593	$654	$104
Portfolio turnover rateF	11%H	25%	37%	16%	38%	1%I

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.20 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.044 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Multi-Manager 2015 Fund Class L

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.10	$10.24	$11.04	$10.97	$10.77
Income from Investment Operations
Net investment income (loss)B	.06	.15	.16	.19	.06
Net realized and unrealized gain (loss)	.64	.91	(.40)	.42	.30
Total from investment operations	.70	1.06	(.24)	.61	.36
Distributions from net investment income	(.02)	(.15)	(.16)	(.15)	(.07)
Distributions from net realized gain	–	(.04)	(.40)	(.39)	(.09)
Total distributions	(.02)	(.20)C	(.56)	(.54)	(.16)
Net asset value, end of period	$11.78	$11.10	$10.24	$11.04	$10.97
Total ReturnD,E	6.34%	10.41%	(2.24)%	5.66%	3.34%
Ratios to Average Net AssetsF,G
Expenses before reductions	.08%H	.08%	.08%	.09%	.10%H
Expenses net of fee waivers, if any	.08%H	.08%	.08%	.09%	.10%H
Expenses net of all reductions	.08%H	.08%	.08%	.09%	.10%H
Net investment income (loss)	.99%H	1.40%	1.52%	1.72%	1.81%H
Supplemental Data
Net assets, end of period (000 omitted)	$119	$112	$107	$109	$103
Portfolio turnover rateF	11%H	25%	37%	16%	38%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.20 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.044 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Multi-Manager 2015 Fund Class N

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.09	$10.23	$11.04	$10.96	$10.77
Income from Investment Operations
Net investment income (loss)B	.04	.12	.13	.16	.05
Net realized and unrealized gain (loss)	.65	.91	(.40)	.43	.30
Total from investment operations	.69	1.03	(.27)	.59	.35
Distributions from net investment income	(.02)	(.13)	(.14)	(.12)	(.07)
Distributions from net realized gain	–	(.04)	(.40)	(.39)	(.09)
Total distributions	(.02)	(.17)	(.54)	(.51)	(.16)
Net asset value, end of period	$11.76	$11.09	$10.23	$11.04	$10.96
Total ReturnC,D	6.19%	10.15%	(2.57)%	5.51%	3.22%
Ratios to Average Net AssetsE,F
Expenses before reductions	.33%G	.33%	.33%	.34%	.36%G
Expenses net of fee waivers, if any	.33%G	.33%	.33%	.34%	.35%G
Expenses net of all reductions	.33%G	.33%	.33%	.34%	.35%G
Net investment income (loss)	.74%G	1.15%	1.27%	1.47%	1.56%G
Supplemental Data
Net assets, end of period (000 omitted)	$118	$111	$106	$109	$103
Portfolio turnover rateE	11%G	25%	37%	16%	38%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers Core Income Multi-Manager Fund Class F	24.0	24.2
Strategic Advisers International Multi-Manager Fund Class F	13.9	13.9
Strategic Advisers Value Multi-Manager Fund Class F	11.5	12.0
Strategic Advisers Core Multi-Manager Fund Class F	11.3	11.9
Strategic Advisers Growth Multi-Manager Fund Class F	9.5	9.9
Strategic Advisers Emerging Markets Fund of Funds Class F	6.9	7.6
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95%	6.8	6.6
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	5.7	6.0
Fidelity Series Short-Term Credit Fund	2.1	2.2
Fidelity Series Commodity Strategy Fund	2.0	1.7
	93.7	96.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	40.0%
International Equity Funds	21.4%
Bond Funds	29.7%
Short-Term Funds	8.9%

Six months ago
Domestic Equity Funds	41.5%
International Equity Funds	21.5%
Bond Funds	28.2%
Short-Term Funds	8.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Multi-Manager 2020 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 40.0%
	Shares	Value
Fidelity Series Commodity Strategy Fund (a)	26,072	$136,355
Strategic Advisers Core Multi-Manager Fund Class F (a)	59,758	776,859
Strategic Advisers Growth Multi-Manager Fund Class F (a)	45,715	650,068
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (a)	37,852	393,657
Strategic Advisers Value Multi-Manager Fund Class F (a)	49,676	783,884
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,601,907)		2,740,823

International Equity Funds - 21.4%
Fidelity Series Canada Fund (a)	3,956	42,093
Strategic Advisers Emerging Markets Fund of Funds Class F (a)	41,269	471,297
Strategic Advisers International Multi-Manager Fund Class F (a)	71,684	949,098
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,263,725)		1,462,488

Bond Funds - 29.7%
Fidelity Series Emerging Markets Debt Fund (a)	4,103	42,916
Fidelity Series Floating Rate High Income Fund (a)	1,713	16,253
Fidelity Series Inflation-Protected Bond Index Fund (a)	7,526	74,436
Fidelity Series International Credit Fund (a)	304	3,053
Fidelity Series Long-Term Treasury Bond Index Fund (a)	14,077	123,740
Fidelity Series Real Estate Income Fund (a)	2,818	31,473
Strategic Advisers Core Income Multi-Manager Fund Class F (a)	164,035	1,638,706
Strategic Advisers Income Opportunities Fund of Funds Class F (a)	9,872	100,696
TOTAL BOND FUNDS
(Cost $2,004,023)		2,031,273

Short-Term Funds - 8.9%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95% (a)(b)	465,653	465,653
Fidelity Series Short-Term Credit Fund (a)	14,327	143,131
TOTAL SHORT-TERM FUNDS
(Cost $608,736)		608,784
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $6,478,391)		6,843,368
NET OTHER ASSETS (LIABILITIES) - 0.0%		(415)
NET ASSETS - 100%		$6,842,953

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95%	$379,743	$113,824	$27,914	$1,654	$--	$--	$465,653
Fidelity Series Canada Fund	--	41,077	--	--	--	1,016	42,093
Fidelity Series Commodity Strategy Fund	--	2,101	255	206	3	(1,094)	136,355
Fidelity Series Commodity Strategy Fund Class F	98,684	43,663	7,709	--	(1,848)	2,810	--
Fidelity Series Emerging Markets Debt Fund	--	569	76	430	1	2,029	42,916
Fidelity Series Emerging Markets Debt Fund Class F	37,299	6,891	2,668	768	5	(1,134)	--
Fidelity Series Floating Rate High Income Fund	--	237	32	127	--	(338)	16,253
Fidelity Series Floating Rate High Income Fund Class F	14,429	2,768	1,112	217	(83)	384	--
Fidelity Series Inflation-Protected Bond Index Fund	--	1,090	146	20	1	554	74,436
Fidelity Series Inflation-Protected Bond Index Fund Class F	66,760	11,768	5,115	28	(64)	(412)	--
Fidelity Series International Credit Fund	--	3,038	--	--	--	15	3,053
Fidelity Series Long-Term Treasury Bond Index Fund	--	61,729	121	306	--	(648)	123,740
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	63,254	471	156	(3)	--	--
Fidelity Series Real Estate Income Fund	--	1,120	60	444	1	282	31,473
Fidelity Series Real Estate Income Fund Class F	27,290	5,095	2,090	297	(4)	(161)	--
Fidelity Series Short-Term Credit Fund	--	2,169	290	413	--	48	143,131
Fidelity Series Short-Term Credit Fund Class F	127,305	23,700	9,932	658	(11)	142	--
Strategic Advisers Core Income Multi-Manager Fund Class F	1,393,563	323,294	100,866	15,145	(1,117)	23,832	1,638,706
Strategic Advisers Core Multi-Manager Fund Class F	686,833	155,345	91,612	2,250	166	26,127	776,859
Strategic Advisers Emerging Markets Fund of Funds Class F	438,171	85,017	118,109	--	6,096	60,122	471,297
Strategic Advisers Growth Multi-Manager Fund Class F	572,808	119,731	98,599	1,107	(1,424)	57,552	650,068
Strategic Advisers Income Opportunities Fund of Funds Class F	87,079	19,214	6,862	2,454	(119)	1,384	100,696
Strategic Advisers International Multi-Manager Fund Class F	800,284	157,350	111,437	212	4,781	98,120	949,098
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	346,238	67,707	44,336	--	(10,575)	34,623	393,657
Strategic Advisers Value Multi-Manager Fund Class F	688,659	138,283	81,416	3,933	48	38,310	783,884
Total	$5,765,145	$1,450,034	$711,228	$30,825	$(4,146)	$343,563	$6,843,368

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $6,478,391) — See accompanying schedule		$6,843,368
Receivable for fund shares sold		2,062
Total assets		6,845,430
Liabilities
Payable for investments purchased	$2,063
Distribution and service plan fees payable	25
Other affiliated payables	389
Total liabilities		2,477
Net Assets		$6,842,953
Net Assets consist of:
Paid in capital		$6,432,491
Undistributed net investment income		27,161
Accumulated undistributed net realized gain (loss) on investments		18,324
Net unrealized appreciation (depreciation) on investments		364,977
Net Assets		$6,842,953
Multi-Manager 2020:
Net Asset Value, offering price and redemption price per share ($6,601,982 ÷ 560,170 shares)		$11.79
Class L:
Net Asset Value, offering price and redemption price per share ($121,063 ÷ 10,273 shares)		$11.78
Class N:
Net Asset Value, offering price and redemption price per share ($119,908 ÷ 10,190 shares)		$11.77

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$30,825
Expenses
Transfer agent fees	$2,361
Distribution and service plan fees	145
Independent trustees' fees and expenses	11
Total expenses		2,517
Net investment income (loss)		28,308
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(4,146)
Capital gain distributions from underlying funds	51,144
Total net realized gain (loss)		46,998
Change in net unrealized appreciation (depreciation) on underlying funds		343,563
Net gain (loss)		390,561
Net increase (decrease) in net assets resulting from operations		$418,869

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$28,308	$57,342
Net realized gain (loss)	46,998	83,316
Change in net unrealized appreciation (depreciation)	343,563	308,148
Net increase (decrease) in net assets resulting from operations	418,869	448,806
Distributions to shareholders from net investment income	(8,613)	(56,930)
Distributions to shareholders from net realized gain	(61,319)	(50,679)
Total distributions	(69,932)	(107,609)
Share transactions - net increase (decrease)	729,212	1,014,677
Total increase (decrease) in net assets	1,078,149	1,355,874
Net Assets
Beginning of period	5,764,804	4,408,930
End of period	$6,842,953	$5,764,804
Other Information
Undistributed net investment income end of period	$27,161	$7,466

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Multi-Manager 2020 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$11.15	$10.27	$11.15	$11.12	$10.40	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.14	.16	.19	.15	.06
Net realized and unrealized gain (loss)	.72	1.00	(.43)	.45	.83	.34
Total from investment operations	.77	1.14	(.27)	.64	.98	.40
Distributions from net investment income	(.02)	(.14)	(.15)	(.16)	(.12)	–
Distributions from net realized gain	(.11)	(.12)	(.46)	(.45)	(.14)	–
Total distributions	(.13)	(.26)	(.61)	(.61)	(.26)	–
Net asset value, end of period	$11.79	$11.15	$10.27	$11.15	$11.12	$10.40
Total ReturnC,D	6.95%	11.28%	(2.56)%	5.91%	9.50%	4.00%
Ratios to Average Net AssetsE,F
Expenses before reductions	.08%G	.08%	.08%	.08%	.10%	.21%G
Expenses net of fee waivers, if any	.08%G	.08%	.08%	.08%	.10%	.09%G
Expenses net of all reductions	.08%G	.08%	.08%	.08%	.10%	.09%G
Net investment income (loss)	.93%G	1.35%	1.51%	1.71%	1.41%	1.97%G
Supplemental Data
Net assets, end of period (000 omitted)	$6,602	$5,539	$4,196	$3,178	$1,527	$104
Portfolio turnover rateE	23%G	35%	29%	19%	51%	1%H

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Multi-Manager 2020 Fund Class L

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.15	$10.27	$11.15	$11.11	$10.89
Income from Investment Operations
Net investment income (loss)B	.05	.14	.16	.19	.06
Net realized and unrealized gain (loss)	.71	1.00	(.43)	.46	.32
Total from investment operations	.76	1.14	(.27)	.65	.38
Distributions from net investment income	(.02)	(.14)	(.15)	(.16)	(.08)
Distributions from net realized gain	(.11)	(.12)	(.46)	(.45)	(.09)
Total distributions	(.13)	(.26)	(.61)	(.61)	(.16)C
Net asset value, end of period	$11.78	$11.15	$10.27	$11.15	$11.11
Total ReturnD	6.86%	11.28%	(2.58)%	5.98%	3.55%
Ratios to Average Net AssetsE,F
Expenses before reductions	.08%G	.08%	.08%	.09%	.09%G
Expenses net of fee waivers, if any	.08%G	.08%	.08%	.09%	.09%G
Expenses net of all reductions	.08%G	.08%	.08%	.09%	.09%G
Net investment income (loss)	.93%G	1.35%	1.51%	1.71%	1.75%G
Supplemental Data
Net assets, end of period (000 omitted)	$121	$113	$107	$110	$104
Portfolio turnover rateE	23%G	35%	29%	19%	51%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.16 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.087 per share.

 D Total returns for periods of less than one year are not annualized.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Multi-Manager 2020 Fund Class N

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.14	$10.26	$11.14	$11.11	$10.89
Income from Investment Operations
Net investment income (loss)B	.04	.12	.13	.16	.05
Net realized and unrealized gain (loss)	.71	.99	(.43)	.45	.33
Total from investment operations	.75	1.11	(.30)	.61	.38
Distributions from net investment income	(.01)	(.11)	(.12)	(.13)	(.08)
Distributions from net realized gain	(.11)	(.12)	(.46)	(.45)	(.09)
Total distributions	(.12)	(.23)	(.58)	(.58)	(.16)C
Net asset value, end of period	$11.77	$11.14	$10.26	$11.14	$11.11
Total ReturnD	6.80%	11.01%	(2.82)%	5.63%	3.53%
Ratios to Average Net AssetsE,F
Expenses before reductions	.32%G	.33%	.33%	.34%	.35%G
Expenses net of fee waivers, if any	.32%G	.33%	.33%	.34%	.35%G
Expenses net of all reductions	.32%G	.33%	.33%	.34%	.35%G
Net investment income (loss)	.68%G	1.10%	1.26%	1.46%	1.50%G
Supplemental Data
Net assets, end of period (000 omitted)	$120	$112	$106	$109	$103
Portfolio turnover rateE	23%G	35%	29%	19%	51%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.16 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.087 per share.

 D Total returns for periods of less than one year are not annualized.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers Core Income Multi-Manager Fund Class F	20.6	20.7
Strategic Advisers International Multi-Manager Fund Class F	15.1	15.2
Strategic Advisers Value Multi-Manager Fund Class F	12.7	13.2
Strategic Advisers Core Multi-Manager Fund Class F	12.7	13.2
Strategic Advisers Growth Multi-Manager Fund Class F	10.5	11.0
Strategic Advisers Emerging Markets Fund of Funds Class F	7.4	8.0
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	6.4	6.7
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95%	5.1	4.8
Fidelity Series Commodity Strategy Fund	2.0	1.9
Fidelity Series Long-Term Treasury Bond Index Fund	1.8	0.0
	94.3	94.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	44.3%
International Equity Funds	23.2%
Bond Funds	25.9%
Short-Term Funds	6.6%

Six months ago
Domestic Equity Funds	46.0%
International Equity Funds	23.2%
Bond Funds	24.4%
Short-Term Funds	6.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Multi-Manager 2025 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 44.3%
	Shares	Value
Fidelity Series Commodity Strategy Fund (a)	11,263	$58,905
Strategic Advisers Core Multi-Manager Fund Class F (a)	28,813	374,570
Strategic Advisers Growth Multi-Manager Fund Class F (a)	21,952	312,163
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (a)	18,133	188,579
Strategic Advisers Value Multi-Manager Fund Class F (a)	23,856	376,441
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,216,466)		1,310,658

International Equity Funds - 23.2%
Fidelity Series Canada Fund (a)	1,854	19,729
Strategic Advisers Emerging Markets Fund of Funds Class F (a)	19,050	217,555
Strategic Advisers International Multi-Manager Fund Class F (a)	33,872	448,465
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $580,621)		685,749

Bond Funds - 25.9%
Fidelity Series Emerging Markets Debt Fund (a)	1,732	18,120
Fidelity Series Floating Rate High Income Fund (a)	740	7,021
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,263	22,383
Fidelity Series International Credit Fund (a)	128	1,284
Fidelity Series Long-Term Treasury Bond Index Fund (a)	6,042	53,107
Fidelity Series Real Estate Income Fund (a)	1,216	13,582
Strategic Advisers Core Income Multi-Manager Fund Class F (a)	61,010	609,492
Strategic Advisers Income Opportunities Fund of Funds Class F (a)	4,256	43,410
TOTAL BOND FUNDS
(Cost $758,790)		768,399

Short-Term Funds - 6.6%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95% (a)(b)	150,244	150,244
Fidelity Series Short-Term Credit Fund (a)	4,575	45,707
TOTAL SHORT-TERM FUNDS
(Cost $195,942)		195,951
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,751,819)		2,960,757
NET OTHER ASSETS (LIABILITIES) - 0.0%		(246)
NET ASSETS - 100%		$2,960,511

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95%	$109,946	$50,425	$10,127	$522	$--	$--	$150,244
Fidelity Series Canada Fund	--	19,227	--	--	--	502	19,729
Fidelity Series Commodity Strategy Fund	--	3,761	604	89	21	(68)	58,905
Fidelity Series Commodity Strategy Fund Class F	43,560	15,910	3,609	--	(110)	44	--
Fidelity Series Emerging Markets Debt Fund	--	1,102	181	184	3	958	18,120
Fidelity Series Emerging Markets Debt Fund Class F	14,604	3,467	1,242	311	11	(602)	--
Fidelity Series Floating Rate High Income Fund	--	459	75	56	--	(51)	7,021
Fidelity Series Floating Rate High Income Fund Class F	5,766	1,406	518	90	--	34	--
Fidelity Series Inflation-Protected Bond Index Fund	--	1,469	241	6	2	263	22,383
Fidelity Series Inflation-Protected Bond Index Fund Class F	18,557	4,217	1,656	8	--	(228)	--
Fidelity Series International Credit Fund	--	1,278	--	--	--	6	1,284
Fidelity Series Long-Term Treasury Bond Index Fund	--	27,602	287	134	3	(224)	53,107
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	26,299	284	70	(2)	--	--
Fidelity Series Real Estate Income Fund	--	1,154	142	191	1	115	13,582
Fidelity Series Real Estate Income Fund Class F	10,904	2,599	973	124	10	(86)	--
Fidelity Series Short-Term Credit Fund	--	3,122	513	134	1	9	45,707
Fidelity Series Short-Term Credit Fund Class F	37,551	8,937	3,445	203	8	37	--
Strategic Advisers Core Income Multi-Manager Fund Class F	476,456	166,855	42,251	5,484	572	7,860	609,492
Strategic Advisers Core Multi-Manager Fund Class F	303,892	103,812	44,891	1,057	531	11,226	374,570
Strategic Advisers Emerging Markets Fund of Funds Class F	185,054	57,218	53,690	--	1,775	27,198	217,555
Strategic Advisers Growth Multi-Manager Fund Class F	253,440	81,373	48,304	511	1,886	23,768	312,163
Strategic Advisers Income Opportunities Fund of Funds Class F	34,776	11,691	3,558	1,034	25	476	43,410
Strategic Advisers International Multi-Manager Fund Class F	350,026	109,483	57,127	89	2,248	43,835	448,465
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	153,182	46,837	22,241	--	33	10,768	188,579
Strategic Advisers Value Multi-Manager Fund Class F	304,696	95,322	41,141	1,823	(24)	17,588	376,441
Total	$2,302,410	$845,025	$337,100	$12,120	$6,994	$143,428	$2,960,757

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $2,751,819) — See accompanying schedule		$2,960,757
Receivable for fund shares sold		9,316
Total assets		2,970,073
Liabilities
Payable for investments purchased	$9,319
Distribution and service plan fees payable	25
Other affiliated payables	218
Total liabilities		9,562
Net Assets		$2,960,511
Net Assets consist of:
Paid in capital		$2,748,967
Undistributed net investment income		10,235
Accumulated undistributed net realized gain (loss) on investments		(7,629)
Net unrealized appreciation (depreciation) on investments		208,938
Net Assets		$2,960,511
Multi-Manager 2025:
Net Asset Value, offering price and redemption price per share ($2,715,737 ÷ 228,973 shares)		$11.86
Class L:
Net Asset Value, offering price and redemption price per share ($122,971 ÷ 10,356 shares)		$11.87
Class N:
Net Asset Value, offering price and redemption price per share ($121,803 ÷ 10,272 shares)		$11.86

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$12,120
Expenses
Transfer agent fees	$1,253
Distribution and service plan fees	147
Independent trustees' fees and expenses	4
Total expenses		1,404
Net investment income (loss)		10,716
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	6,994
Capital gain distributions from underlying funds	23,579
Total net realized gain (loss)		30,573
Change in net unrealized appreciation (depreciation) on underlying funds		143,428
Net gain (loss)		174,001
Net increase (decrease) in net assets resulting from operations		$184,717

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,716	$27,044
Net realized gain (loss)	30,573	52,600
Change in net unrealized appreciation (depreciation)	143,428	162,484
Net increase (decrease) in net assets resulting from operations	184,717	242,128
Distributions to shareholders from net investment income	(3,424)	(26,339)
Distributions to shareholders from net realized gain	(53,946)	(43,829)
Total distributions	(57,370)	(70,168)
Share transactions - net increase (decrease)	530,970	234,706
Total increase (decrease) in net assets	658,317	406,666
Net Assets
Beginning of period	2,302,194	1,895,528
End of period	$2,960,511	$2,302,194
Other Information
Undistributed net investment income end of period	$10,235	$2,943

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Multi-Manager 2025 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$11.30	$10.43	$11.40	$11.37	$10.48	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.14	.15	.19	.16	.06
Net realized and unrealized gain (loss)	.77	1.10	(.48)	.51	1.06	.42
Total from investment operations	.82	1.24	(.33)	.70	1.22	.48
Distributions from net investment income	(.02)	(.14)	(.13)	(.15)	(.15)	–
Distributions from net realized gain	(.25)	(.23)	(.51)	(.52)	(.18)	–
Total distributions	(.26)C	(.37)	(.64)	(.67)	(.33)	–
Net asset value, end of period	$11.86	$11.30	$10.43	$11.40	$11.37	$10.48
Total ReturnD,E	7.41%	12.11%	(3.05)%	6.37%	11.77%	4.80%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%H	.11%	.11%	.12%	.12%	.21%H
Expenses net of fee waivers, if any	.10%H	.10%	.10%	.10%	.10%	.09%H
Expenses net of all reductions	.10%H	.10%	.10%	.10%	.10%	.09%H
Net investment income (loss)	.83%H	1.32%	1.37%	1.67%	1.49%	2.08%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,716	$2,074	$1,682	$934	$347	$105
Portfolio turnover rateF	26%H	56%	17%	21%	88%	1%I

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.26 per share is comprised of distributions from net investment income of $.016 and distributions from net realized gain of $.247 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Multi-Manager 2025 Fund Class L

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.31	$10.44	$11.41	$11.37	$11.14
Income from Investment Operations
Net investment income (loss)B	.05	.15	.15	.19	.08
Net realized and unrealized gain (loss)	.77	1.09	(.48)	.52	.36
Total from investment operations	.82	1.24	(.33)	.71	.44
Distributions from net investment income	(.02)	(.14)	(.13)	(.15)	(.09)
Distributions from net realized gain	(.25)	(.23)	(.51)	(.52)	(.12)
Total distributions	(.26)C	(.37)	(.64)	(.67)	(.21)
Net asset value, end of period	$11.87	$11.31	$10.44	$11.41	$11.37
Total ReturnD,E	7.40%	12.11%	(3.05)%	6.41%	3.96%
Ratios to Average Net AssetsF,G
Expenses before reductions	.08%H	.08%	.09%	.11%	.11%H
Expenses net of fee waivers, if any	.08%H	.08%	.09%	.10%	.10%H
Expenses net of all reductions	.08%H	.08%	.09%	.10%	.10%H
Net investment income (loss)	.85%H	1.34%	1.38%	1.67%	2.19%H
Supplemental Data
Net assets, end of period (000 omitted)	$123	$115	$107	$111	$104
Portfolio turnover rateF	26%H	56%	17%	21%	88%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.26 per share is comprised of distributions from net investment income of $.016 and distributions from net realized gain of $.247 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Multi-Manager 2025 Fund Class N

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.31	$10.43	$11.40	$11.37	$11.14
Income from Investment Operations
Net investment income (loss)B	.03	.12	.12	.16	.07
Net realized and unrealized gain (loss)	.78	1.10	(.48)	.51	.37
Total from investment operations	.81	1.22	(.36)	.67	.44
Distributions from net investment income	(.01)	(.11)	(.10)	(.12)	(.09)
Distributions from net realized gain	(.25)	(.23)	(.51)	(.52)	(.12)
Total distributions	(.26)	(.34)	(.61)	(.64)	(.21)
Net asset value, end of period	$11.86	$11.31	$10.43	$11.40	$11.37
Total ReturnC,D	7.24%	11.95%	(3.31)%	6.07%	3.94%
Ratios to Average Net AssetsE,F
Expenses before reductions	.33%G	.33%	.34%	.36%	.37%G
Expenses net of fee waivers, if any	.33%G	.33%	.34%	.35%	.35%G
Expenses net of all reductions	.33%G	.33%	.34%	.35%	.35%G
Net investment income (loss)	.60%G	1.09%	1.13%	1.42%	1.94%G
Supplemental Data
Net assets, end of period (000 omitted)	$122	$114	$107	$110	$104
Portfolio turnover rateE	26%G	56%	17%	21%	88%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers International Multi-Manager Fund Class F	18.0	18.4
Strategic Advisers Value Multi-Manager Fund Class F	15.5	16.2
Strategic Advisers Core Multi-Manager Fund Class F	15.3	16.1
Strategic Advisers Growth Multi-Manager Fund Class F	12.9	13.5
Strategic Advisers Core Income Multi-Manager Fund Class F	12.9	12.2
Strategic Advisers Emerging Markets Fund of Funds Class F	8.3	9.1
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	7.8	8.1
Fidelity Series Commodity Strategy Fund	2.0	1.7
Fidelity Series Long-Term Treasury Bond Index Fund	1.9	0.0
Strategic Advisers Income Opportunities Fund of Funds Class F	1.5	1.5
	96.1	96.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	53.5%
International Equity Funds	27.1%
Bond Funds	18.3%
Short-Term Funds	1.1%

Six months ago
Domestic Equity Funds	55.6%
International Equity Funds	27.5%
Bond Funds	15.8%
Short-Term Funds	1.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Multi-Manager 2030 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 53.5%
	Shares	Value
Fidelity Series Commodity Strategy Fund (a)	12,455	$65,139
Strategic Advisers Core Multi-Manager Fund Class F (a)	38,957	506,440
Strategic Advisers Growth Multi-Manager Fund Class F (a)	29,946	425,833
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (a)	24,630	256,153
Strategic Advisers Value Multi-Manager Fund Class F (a)	32,394	511,182
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,654,104)		1,764,747

International Equity Funds - 27.1%
Fidelity Series Canada Fund (a)	2,470	26,284
Strategic Advisers Emerging Markets Fund of Funds Class F (a)	23,928	273,257
Strategic Advisers International Multi-Manager Fund Class F (a)	44,812	593,314
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $779,059)		892,855

Bond Funds - 18.3%
Fidelity Series Emerging Markets Debt Fund (a)	1,867	19,530
Fidelity Series Floating Rate High Income Fund (a)	819	7,768
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,503	24,758
Fidelity Series International Credit Fund (a)	136	1,371
Fidelity Series Long-Term Treasury Bond Index Fund (a)	7,034	61,827
Fidelity Series Real Estate Income Fund (a)	1,342	14,986
Strategic Advisers Core Income Multi-Manager Fund Class F (a)	42,477	424,343
Strategic Advisers Income Opportunities Fund of Funds Class F (a)	4,694	47,881
TOTAL BOND FUNDS
(Cost $596,924)		602,464

Short-Term Funds - 1.1%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95% (a)(b)	27,140	27,140
Fidelity Series Short-Term Credit Fund (a)	839	8,377
TOTAL SHORT-TERM FUNDS
(Cost $35,513)		35,517
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $3,065,600)		3,295,583
NET OTHER ASSETS (LIABILITIES) - 0.0%		(254)
NET ASSETS - 100%		$3,295,329

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95%	$15,642	$11,521	$23	$90	$--	$--	$27,140
Fidelity Series Canada Fund	--	25,566	--	--	--	718	26,284
Fidelity Series Commodity Strategy Fund	--	3,438	--	99	--	(895)	65,139
Fidelity Series Commodity Strategy Fund Class F	32,816	28,854	48	--	(1)	975	--
Fidelity Series Emerging Markets Debt Fund	--	1,002	--	198	--	789	19,530
Fidelity Series Emerging Markets Debt Fund Class F	11,939	6,255	17	299	--	(438)	--
Fidelity Series Floating Rate High Income Fund	--	417	--	62	--	(135)	7,768
Fidelity Series Floating Rate High Income Fund Class F	4,810	2,571	7	89	--	112	--
Fidelity Series Inflation-Protected Bond Index Fund	--	1,336	--	7	--	159	24,758
Fidelity Series Inflation-Protected Bond Index Fund Class F	15,479	7,948	22	8	--	(142)	--
Fidelity Series International Credit Fund	--	1,364	--	--	--	7	1,371
Fidelity Series Long-Term Treasury Bond Index Fund	--	32,866	--	153	--	(315)	61,827
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	29,278	2	69	--	--	--
Fidelity Series Real Estate Income Fund	--	1,108	--	213	--	91	14,986
Fidelity Series Real Estate Income Fund Class F	9,096	4,796	13	130	--	(92)	--
Fidelity Series Short-Term Credit Fund	--	467	--	24	--	4	8,377
Fidelity Series Short-Term Credit Fund Class F	5,100	2,813	8	33	--	1	--
Strategic Advisers Core Income Multi-Manager Fund Class F	233,354	186,683	351	3,451	1	4,656	424,343
Strategic Advisers Core Multi-Manager Fund Class F	309,565	195,901	13,839	1,359	506	14,307	506,440
Strategic Advisers Emerging Markets Fund of Funds Class F	174,508	104,595	39,563	--	927	32,790	273,257
Strategic Advisers Growth Multi-Manager Fund Class F	258,171	157,621	21,919	652	49	31,911	425,833
Strategic Advisers Income Opportunities Fund of Funds Class F	28,987	18,456	42	1,054	--	480	47,881
Strategic Advisers International Multi-Manager Fund Class F	352,109	211,731	26,162	90	166	55,470	593,314
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	156,039	93,538	8,653	--	61	15,168	256,153
Strategic Advisers Value Multi-Manager Fund Class F	310,382	189,414	12,399	2,388	122	23,663	511,182
Total	$1,917,997	$1,319,539	$123,068	$10,468	$1,831	$179,284	$3,295,583

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $3,065,600) — See accompanying schedule		$3,295,583
Receivable for fund shares sold		6,379
Receivable from investment adviser for expense reductions		5
Total assets		3,301,967
Liabilities
Payable for investments purchased	$6,367
Distribution and service plan fees payable	26
Other affiliated payables	245
Total liabilities		6,638
Net Assets		$3,295,329
Net Assets consist of:
Paid in capital		$3,046,902
Undistributed net investment income		8,556
Accumulated undistributed net realized gain (loss) on investments		9,888
Net unrealized appreciation (depreciation) on investments		229,983
Net Assets		$3,295,329
Multi-Manager 2030:
Net Asset Value, offering price and redemption price per share ($3,043,501 ÷ 254,302 shares)		$11.97
Class L:
Net Asset Value, offering price and redemption price per share ($126,518 ÷ 10,572 shares)		$11.97
Class N:
Net Asset Value, offering price and redemption price per share ($125,310 ÷ 10,489 shares)		$11.95

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$10,468
Expenses
Transfer agent fees	$1,321
Distribution and service plan fees	150
Independent trustees' fees and expenses	4
Total expenses before reductions	1,475
Expense reductions	(5)	1,470
Net investment income (loss)		8,998
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	1,831
Capital gain distributions from underlying funds	29,706
Total net realized gain (loss)		31,537
Change in net unrealized appreciation (depreciation) on underlying funds		179,284
Net gain (loss)		210,821
Net increase (decrease) in net assets resulting from operations		$219,819

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,998	$20,959
Net realized gain (loss)	31,537	81,778
Change in net unrealized appreciation (depreciation)	179,284	131,168
Net increase (decrease) in net assets resulting from operations	219,819	233,905
Distributions to shareholders from net investment income	(2,012)	(20,166)
Distributions to shareholders from net realized gain	(54,653)	(19,157)
Total distributions	(56,665)	(39,323)
Share transactions - net increase (decrease)	1,214,351	252,225
Total increase (decrease) in net assets	1,377,505	446,807
Net Assets
Beginning of period	1,917,824	1,471,017
End of period	$3,295,329	$1,917,824
Other Information
Undistributed net investment income end of period	$8,556	$1,570

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Multi-Manager 2030 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$11.29	$10.09	$11.31	$11.52	$10.50	$10.00
Income from Investment Operations
Net investment income (loss)B	.04	.13	.11	.15	.19	.06
Net realized and unrealized gain (loss)	.91	1.31	(.52)	.59	1.14	.44
Total from investment operations	.95	1.44	(.41)	.74	1.33	.50
Distributions from net investment income	(.01)	(.12)	(.12)	(.16)	(.14)	–
Distributions from net realized gain	(.26)	(.11)	(.68)	(.79)	(.17)	–
Total distributions	(.27)	(.24)C	(.81)D	(.95)	(.31)	–
Net asset value, end of period	$11.97	$11.29	$10.09	$11.31	$11.52	$10.50
Total ReturnE,F	8.57%	14.36%	(3.92)%	6.71%	12.76%	5.00%
Ratios to Average Net AssetsG,H
Expenses before reductions	.10%I	.12%	.12%	.11%	.13%	.21%I
Expenses net of fee waivers, if any	.10%I	.10%	.10%	.10%	.10%	.09%I
Expenses net of all reductions	.10%I	.10%	.10%	.10%	.10%	.09%I
Net investment income (loss)	.68%I	1.23%	1.08%	1.34%	1.74%	2.14%I
Supplemental Data
Net assets, end of period (000 omitted)	$3,043	$1,686	$1,257	$1,201	$801	$105
Portfolio turnover rateG	9%I	25%	54%	27%	63%	1%J

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.24 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.113 per share.

 D Total distributions of $.81 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.684 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Multi-Manager 2030 Fund Class L

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.29	$10.09	$11.31	$11.51	$11.22
Income from Investment Operations
Net investment income (loss)B	.04	.13	.11	.15	.08
Net realized and unrealized gain (loss)	.91	1.31	(.52)	.60	.40
Total from investment operations	.95	1.44	(.41)	.75	.48
Distributions from net investment income	(.01)	(.12)	(.12)	(.16)	(.08)
Distributions from net realized gain	(.26)	(.11)	(.68)	(.79)	(.11)
Total distributions	(.27)	(.24)C	(.81)D	(.95)	(.19)
Net asset value, end of period	$11.97	$11.29	$10.09	$11.31	$11.51
Total ReturnE,F	8.56%	14.36%	(3.90)%	6.80%	4.32%
Ratios to Average Net AssetsG,H
Expenses before reductions	.08%I	.09%	.10%	.11%	.11%I
Expenses net of fee waivers, if any	.08%I	.09%	.10%	.10%	.10%I
Expenses net of all reductions	.08%I	.09%	.10%	.10%	.10%I
Net investment income (loss)	.70%I	1.24%	1.08%	1.34%	2.25%I
Supplemental Data
Net assets, end of period (000 omitted)	$127	$117	$107	$111	$104
Portfolio turnover rateG	9%I	25%	54%	27%	63%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.24 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.113 per share.

 D Total distributions of $.81 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.684 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Multi-Manager 2030 Fund Class N

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.28	$10.08	$11.30	$11.51	$11.22
Income from Investment Operations
Net investment income (loss)B	.03	.11	.09	.13	.07
Net realized and unrealized gain (loss)	.90	1.30	(.53)	.58	.41
Total from investment operations	.93	1.41	(.44)	.71	.48
Distributions from net investment income	–C	(.10)	(.10)	(.13)	(.08)
Distributions from net realized gain	(.26)	(.11)	(.68)	(.79)	(.11)
Total distributions	(.26)	(.21)	(.78)	(.92)	(.19)
Net asset value, end of period	$11.95	$11.28	$10.08	$11.30	$11.51
Total ReturnD,E	8.42%	14.10%	(4.12)%	6.44%	4.30%
Ratios to Average Net AssetsF,G
Expenses before reductions	.33%H	.34%	.35%	.36%	.37%H
Expenses net of fee waivers, if any	.33%H	.34%	.35%	.35%	.35%H
Expenses net of all reductions	.33%H	.34%	.35%	.35%	.35%H
Net investment income (loss)	.45%H	.99%	.83%	1.09%	2.00%H
Supplemental Data
Net assets, end of period (000 omitted)	$125	$116	$106	$111	$104
Portfolio turnover rateF	9%H	25%	54%	27%	63%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers International Multi-Manager Fund Class F	20.4	20.8
Strategic Advisers Value Multi-Manager Fund Class F	17.9	18.4
Strategic Advisers Core Multi-Manager Fund Class F	17.7	18.4
Strategic Advisers Growth Multi-Manager Fund Class F	14.9	15.4
Strategic Advisers Emerging Markets Fund of Funds Class F	9.3	9.9
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	8.9	9.3
Fidelity Series Commodity Strategy Fund	2.0	1.9
Fidelity Series Long-Term Treasury Bond Index Fund	1.8	0.0
Strategic Advisers Core Income Multi-Manager Fund Class F	1.7	1.2
Strategic Advisers Income Opportunities Fund of Funds Class F	1.4	1.5
	96.0	96.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	61.4%
International Equity Funds	30.6%
Bond Funds	6.9%
Short-Term Funds	1.1%

Six months ago
Domestic Equity Funds	63.4%
International Equity Funds	30.7%
Bond Funds	4.9%
Short-Term Funds	1.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Multi-Manager 2035 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.4%
	Shares	Value
Fidelity Series Commodity Strategy Fund (a)	12,620	$66,002
Strategic Advisers Core Multi-Manager Fund Class F (a)	45,650	593,444
Strategic Advisers Growth Multi-Manager Fund Class F (a)	35,043	498,309
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (a)	28,829	299,818
Strategic Advisers Value Multi-Manager Fund Class F (a)	37,894	597,967
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,911,794)		2,055,540

International Equity Funds - 30.6%
Fidelity Series Canada Fund (a)	2,879	30,634
Strategic Advisers Emerging Markets Fund of Funds Class F (a)	27,134	309,869
Strategic Advisers International Multi-Manager Fund Class F (a)	51,688	684,347
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $871,027)		1,024,850

Bond Funds - 6.9%
Fidelity Series Emerging Markets Debt Fund (a)	1,873	19,587
Fidelity Series Floating Rate High Income Fund (a)	821	7,787
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,507	24,794
Fidelity Series International Credit Fund (a)	117	1,180
Fidelity Series Long-Term Treasury Bond Index Fund (a)	6,820	59,951
Fidelity Series Real Estate Income Fund (a)	1,350	15,083
Strategic Advisers Core Income Multi-Manager Fund Class F (a)	5,609	56,030
Strategic Advisers Income Opportunities Fund of Funds Class F (a)	4,718	48,124
TOTAL BOND FUNDS
(Cost $229,725)		232,536

Short-Term Funds - 1.1%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95% (a)(b)	28,034	28,034
Fidelity Series Short-Term Credit Fund (a)	751	7,498
TOTAL SHORT-TERM FUNDS
(Cost $35,523)		35,532
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $3,048,069)		3,348,458
NET OTHER ASSETS (LIABILITIES) - 0.0%		(276)
NET ASSETS - 100%		$3,348,182

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95%	$20,419	$11,080	$3,465	$101	$--	$--	$28,034
Fidelity Series Canada Fund	--	28,976	--	--	--	1,658	30,634
Fidelity Series Commodity Strategy Fund	--	3,138	--	97	--	71	66,002
Fidelity Series Commodity Strategy Fund Class F	49,617	21,099	7,407	--	(364)	(152)	--
Fidelity Series Emerging Markets Debt Fund	--	912	--	197	--	983	19,587
Fidelity Series Emerging Markets Debt Fund Class F	15,966	4,798	2,505	366	18	(585)	--
Fidelity Series Floating Rate High Income Fund	--	380	--	61	--	(41)	7,787
Fidelity Series Floating Rate High Income Fund Class F	6,515	1,956	1,044	109	(3)	24	--
Fidelity Series Inflation-Protected Bond Index Fund	--	1,216	--	7	--	215	24,794
Fidelity Series Inflation-Protected Bond Index Fund Class F	20,967	5,919	3,339	10	12	(196)	--
Fidelity Series International Credit Fund	--	1,174	--	--	--	6	1,180
Fidelity Series Long-Term Treasury Bond Index Fund	--	30,031	--	154	--	(270)	59,951
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	31,210	1,022	84	2	--	--
Fidelity Series Real Estate Income Fund	--	1,030	--	207	--	176	15,083
Fidelity Series Real Estate Income Fund Class F	12,321	3,629	1,962	158	13	(124)	--
Fidelity Series Short-Term Credit Fund	--	426	--	22	--	9	7,498
Fidelity Series Short-Term Credit Fund Class F	6,127	2,104	1,169	36	1	--	--
Strategic Advisers Core Income Multi-Manager Fund Class F	30,714	30,903	6,217	466	40	590	56,030
Strategic Advisers Core Multi-Manager Fund Class F	478,351	179,448	83,228	1,836	304	18,569	593,444
Strategic Advisers Emerging Markets Fund of Funds Class F	255,957	84,630	74,014	--	4,056	39,240	309,869
Strategic Advisers Growth Multi-Manager Fund Class F	398,936	143,165	86,725	901	1,481	41,452	498,309
Strategic Advisers Income Opportunities Fund of Funds Class F	39,220	14,585	6,261	1,213	3	577	48,124
Strategic Advisers International Multi-Manager Fund Class F	540,999	183,239	115,580	137	3,472	72,217	684,347
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	240,104	86,083	44,641	--	504	17,768	299,818
Strategic Advisers Value Multi-Manager Fund Class F	478,601	176,719	86,551	3,210	892	28,306	597,967
Total	$2,594,814	$1,047,850	$525,130	$9,372	$10,431	$220,493	$3,348,458

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $3,048,069) — See accompanying schedule		$3,348,458
Receivable for fund shares sold		84,378
Receivable from investment adviser for expense reductions		50
Total assets		3,432,886
Liabilities
Payable for investments purchased	$84,371
Distribution and service plan fees payable	25
Other affiliated payables	308
Total liabilities		84,704
Net Assets		$3,348,182
Net Assets consist of:
Paid in capital		$3,015,120
Undistributed net investment income		7,586
Accumulated undistributed net realized gain (loss) on investments		25,087
Net unrealized appreciation (depreciation) on investments		300,389
Net Assets		$3,348,182
Multi-Manager 2035:
Net Asset Value, offering price and redemption price per share ($3,104,231 ÷ 250,433 shares)		$12.40
Class L:
Net Asset Value, offering price and redemption price per share ($122,560 ÷ 9,884 shares)		$12.40
Class N:
Net Asset Value, offering price and redemption price per share ($121,391 ÷ 9,810 shares)		$12.37

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$9,372
Expenses
Transfer agent fees	$1,818
Distribution and service plan fees	145
Independent trustees' fees and expenses	5
Total expenses before reductions	1,968
Expense reductions	(299)	1,669
Net investment income (loss)		7,703
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	10,431
Capital gain distributions from underlying funds	40,544
Total net realized gain (loss)		50,975
Change in net unrealized appreciation (depreciation) on underlying funds		220,493
Net gain (loss)		271,468
Net increase (decrease) in net assets resulting from operations		$279,171

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,703	$21,567
Net realized gain (loss)	50,975	96,184
Change in net unrealized appreciation (depreciation)	220,493	192,372
Net increase (decrease) in net assets resulting from operations	279,171	310,123
Distributions to shareholders from net investment income	(1,217)	(21,009)
Distributions to shareholders from net realized gain	(66,716)	(61,743)
Total distributions	(67,933)	(82,752)
Share transactions - net increase (decrease)	542,352	571,163
Total increase (decrease) in net assets	753,590	798,534
Net Assets
Beginning of period	2,594,592	1,796,058
End of period	$3,348,182	$2,594,592
Other Information
Undistributed net investment income end of period	$7,586	$1,100

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Multi-Manager 2035 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$11.59	$10.42	$11.65	$11.75	$10.56	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.12	.11	.15	.15	.05
Net realized and unrealized gain (loss)	1.05	1.49	(.59)	.64	1.36	.51
Total from investment operations	1.08	1.61	(.48)	.79	1.51	.56
Distributions from net investment income	(.01)	(.11)	(.10)	(.15)	(.14)	–
Distributions from net realized gain	(.26)	(.33)	(.64)	(.75)	(.18)	–
Total distributions	(.27)	(.44)	(.75)C	(.89)D	(.32)	–
Net asset value, end of period	$12.40	$11.59	$10.42	$11.65	$11.75	$10.56
Total ReturnE,F	9.45%	15.87%	(4.45)%	6.95%	14.45%	5.60%
Ratios to Average Net AssetsG,H
Expenses before reductions	.12%I	.15%	.16%	.18%	.17%	.20%I
Expenses net of fee waivers, if any	.10%I	.10%	.10%	.10%	.10%	.10%I
Expenses net of all reductions	.10%I	.10%	.10%	.10%	.10%	.10%I
Net investment income (loss)	.51%I	1.07%	1.07%	1.25%	1.36%	1.84%I
Supplemental Data
Net assets, end of period (000 omitted)	$3,104	$2,360	$1,583	$973	$412	$127
Portfolio turnover rateG	34%I	31%	18%	11%	32%	1%J

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.75 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $.643 per share.

 D Total distributions of $.89 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.745 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Multi-Manager 2035 Fund Class L

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.60	$10.43	$11.65	$11.75	$11.47
Income from Investment Operations
Net investment income (loss)B	.03	.12	.12	.15	.08
Net realized and unrealized gain (loss)	1.04	1.49	(.59)	.64	.43
Total from investment operations	1.07	1.61	(.47)	.79	.51
Distributions from net investment income	–C	(.11)	(.10)	(.14)	(.09)
Distributions from net realized gain	(.26)	(.33)	(.64)	(.75)	(.14)
Total distributions	(.27)D	(.44)	(.75)E	(.89)	(.23)
Net asset value, end of period	$12.40	$11.60	$10.43	$11.65	$11.75
Total ReturnF,G	9.34%	15.86%	(4.36)%	6.94%	4.50%
Ratios to Average Net AssetsH,I
Expenses before reductions	.09%J	.10%	.10%	.12%	.12%J
Expenses net of fee waivers, if any	.09%J	.10%	.10%	.10%	.10%J
Expenses net of all reductions	.09%J	.10%	.10%	.10%	.10%J
Net investment income (loss)	.52%J	1.08%	1.07%	1.25%	2.08%J
Supplemental Data
Net assets, end of period (000 omitted)	$123	$118	$107	$112	$105
Portfolio turnover rateH	34%J	31%	18%	11%	32%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.27 per share is comprised of distributions from net investment income of $.004 and distributions from net realized gain of $.262 per share.

 E Total distributions of $.75 per share is comprised of distributions from net investment income of $.102 and distributions from net realized gain of $.643 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Multi-Manager 2035 Fund Class N

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.58	$10.41	$11.64	$11.75	$11.47
Income from Investment Operations
Net investment income (loss)B	.02	.09	.09	.12	.07
Net realized and unrealized gain (loss)	1.03	1.50	(.60)	.63	.44
Total from investment operations	1.05	1.59	(.51)	.75	.51
Distributions from net investment income	–	(.09)	(.08)	(.11)	(.09)
Distributions from net realized gain	(.26)	(.33)	(.64)	(.75)	(.14)
Total distributions	(.26)	(.42)	(.72)	(.86)	(.23)
Net asset value, end of period	$12.37	$11.58	$10.41	$11.64	$11.75
Total ReturnC,D	9.20%	15.60%	(4.65)%	6.58%	4.48%
Ratios to Average Net AssetsE,F
Expenses before reductions	.34%G	.35%	.35%	.37%	.38%G
Expenses net of fee waivers, if any	.34%G	.35%	.35%	.35%	.35%G
Expenses net of all reductions	.34%G	.35%	.35%	.35%	.35%G
Net investment income (loss)	.27%G	.83%	.81%	1.00%	1.83%G
Supplemental Data
Net assets, end of period (000 omitted)	$121	$117	$106	$111	$104
Portfolio turnover rateE	34%G	31%	18%	11%	32%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers International Multi-Manager Fund Class F	20.7	21.0
Strategic Advisers Value Multi-Manager Fund Class F	18.1	18.6
Strategic Advisers Core Multi-Manager Fund Class F	18.0	18.6
Strategic Advisers Growth Multi-Manager Fund Class F	15.1	15.5
Strategic Advisers Emerging Markets Fund of Funds Class F	9.5	9.9
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.1	9.3
Fidelity Series Commodity Strategy Fund	2.0	2.0
Fidelity Series Long-Term Treasury Bond Index Fund	1.6	0.0
Strategic Advisers Income Opportunities Fund of Funds Class F	1.4	1.5
Fidelity Series Canada Fund	0.9	0.0
	96.4	96.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	62.3%
International Equity Funds	31.1%
Bond Funds	5.6%
Short-Term Funds	1.0%

Six months ago
Domestic Equity Funds	64.0%
International Equity Funds	30.9%
Bond Funds	4.1%
Short-Term Funds	1.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Multi-Manager 2040 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.3%
	Shares	Value
Fidelity Series Commodity Strategy Fund (a)	8,893	$46,510
Strategic Advisers Core Multi-Manager Fund Class F (a)	32,647	424,417
Strategic Advisers Growth Multi-Manager Fund Class F (a)	25,102	356,944
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (a)	20,606	214,304
Strategic Advisers Value Multi-Manager Fund Class F (a)	27,112	427,821
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,371,583)		1,469,996

International Equity Funds - 31.1%
Fidelity Series Canada Fund (a)	2,068	22,007
Strategic Advisers Emerging Markets Fund of Funds Class F (a)	19,643	224,329
Strategic Advisers International Multi-Manager Fund Class F (a)	36,900	488,549
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $627,445)		734,885

Bond Funds - 5.6%
Fidelity Series Emerging Markets Debt Fund (a)	1,311	13,714
Fidelity Series Floating Rate High Income Fund (a)	579	5,494
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,770	17,508
Fidelity Series International Credit Fund (a)	61	618
Fidelity Series Long-Term Treasury Bond Index Fund (a)	4,289	37,698
Fidelity Series Real Estate Income Fund (a)	954	10,651
Strategic Advisers Core Income Multi-Manager Fund Class F (a)	1,137	11,354
Strategic Advisers Income Opportunities Fund of Funds Class F (a)	3,330	33,968
TOTAL BOND FUNDS
(Cost $130,141)		131,005

Short-Term Funds - 1.0%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95% (a)(b)	19,753	19,753
Fidelity Series Short-Term Credit Fund (a)	490	4,894
TOTAL SHORT-TERM FUNDS
(Cost $24,642)		24,647
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,153,811)		2,360,533
NET OTHER ASSETS (LIABILITIES) - 0.0%		(214)
NET ASSETS - 100%		$2,360,319

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95%	$15,303	$6,238	$1,788	$71	$--	$--	$19,753
Fidelity Series Canada Fund	--	20,793	--	--	--	1,214	22,007
Fidelity Series Commodity Strategy Fund	--	922	45	70	1	(58)	46,510
Fidelity Series Commodity Strategy Fund Class F	38,494	11,342	4,062	--	(741)	657	--
Fidelity Series Emerging Markets Debt Fund	--	255	14	140	--	537	13,714
Fidelity Series Emerging Markets Debt Fund Class F	12,126	2,338	1,279	253	12	(261)	--
Fidelity Series Floating Rate High Income Fund	--	107	6	44	--	(54)	5,494
Fidelity Series Floating Rate High Income Fund Class F	4,995	945	533	76	(28)	68	--
Fidelity Series Inflation-Protected Bond Index Fund	--	341	18	5	--	90	17,508
Fidelity Series Inflation-Protected Bond Index Fund Class F	16,078	2,788	1,706	7	(10)	(55)	--
Fidelity Series International Credit Fund	--	615	--	--	--	3	618
Fidelity Series Long-Term Treasury Bond Index Fund	--	17,138	21	103	--	(189)	37,698
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	22,164	1,383	57	(11)	--	--
Fidelity Series Real Estate Income Fund	--	429	11	151	--	89	10,651
Fidelity Series Real Estate Income Fund Class F	9,448	1,740	1,002	107	14	(56)	--
Fidelity Series Short-Term Credit Fund	--	119	6	14	--	5	4,894
Fidelity Series Short-Term Credit Fund Class F	4,375	996	597	23	--	2	--
Strategic Advisers Core Income Multi-Manager Fund Class F	9,426	2,847	1,078	106	1	158	11,354
Strategic Advisers Core Multi-Manager Fund Class F	369,981	86,924	45,253	1,319	(1,145)	13,910	424,417
Strategic Advisers Emerging Markets Fund of Funds Class F	197,240	37,379	40,756	--	2,278	28,188	224,329
Strategic Advisers Growth Multi-Manager Fund Class F	308,558	65,916	47,135	646	240	29,365	356,944
Strategic Advisers Income Opportunities Fund of Funds Class F	30,068	6,713	3,232	852	50	369	33,968
Strategic Advisers International Multi-Manager Fund Class F	418,344	84,215	66,588	107	2,182	50,396	488,549
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	185,364	40,855	24,839	--	(1,947)	14,871	214,304
Strategic Advisers Value Multi-Manager Fund Class F	369,831	83,597	46,187	2,319	677	19,903	427,821
Total	$1,989,631	$497,716	$287,539	$6,470	$1,573	$159,152	$2,360,533

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $2,153,811) — See accompanying schedule		$2,360,533
Receivable for fund shares sold		8,998
Receivable from investment adviser for expense reductions		61
Total assets		2,369,592
Liabilities
Payable for investments purchased	$9,000
Distribution and service plan fees payable	25
Other affiliated payables	248
Total liabilities		9,273
Net Assets		$2,360,319
Net Assets consist of:
Paid in capital		$2,135,189
Undistributed net investment income		5,279
Accumulated undistributed net realized gain (loss) on investments		13,129
Net unrealized appreciation (depreciation) on investments		206,722
Net Assets		$2,360,319
Multi-Manager 2040:
Net Asset Value, offering price and redemption price per share ($2,116,128 ÷ 171,362 shares)		$12.35
Class L:
Net Asset Value, offering price and redemption price per share ($122,679 ÷ 9,930 shares)		$12.35
Class N:
Net Asset Value, offering price and redemption price per share ($121,512 ÷ 9,857 shares)		$12.33

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$6,470
Expenses
Transfer agent fees	$1,502
Distribution and service plan fees	145
Independent trustees' fees and expenses	4
Total expenses before reductions	1,651
Expense reductions	(436)	1,215
Net investment income (loss)		5,255
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	1,573
Capital gain distributions from underlying funds	29,333
Total net realized gain (loss)		30,906
Change in net unrealized appreciation (depreciation) on underlying funds		159,152
Net gain (loss)		190,058
Net increase (decrease) in net assets resulting from operations		$195,313

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,255	$14,934
Net realized gain (loss)	30,906	72,304
Change in net unrealized appreciation (depreciation)	159,152	121,812
Net increase (decrease) in net assets resulting from operations	195,313	209,050
Distributions to shareholders from net investment income	(654)	(14,254)
Distributions to shareholders from net realized gain	(56,366)	(33,329)
Total distributions	(57,020)	(47,583)
Share transactions - net increase (decrease)	232,577	884,796
Total increase (decrease) in net assets	370,870	1,046,263
Net Assets
Beginning of period	1,989,449	943,186
End of period	$2,360,319	$1,989,449
Other Information
Undistributed net investment income end of period	$5,279	$678

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Multi-Manager 2040 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$11.61	$10.37	$11.65	$11.80	$10.57	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.13	.11	.15	.15	.06
Net realized and unrealized gain (loss)	1.04	1.49	(.58)	.63	1.39	.51
Total from investment operations	1.07	1.62	(.47)	.78	1.54	.57
Distributions from net investment income	–C	(.10)	(.10)	(.15)	(.14)	–
Distributions from net realized gain	(.33)	(.28)	(.71)	(.77)	(.17)	–
Total distributions	(.33)	(.38)	(.81)	(.93)D	(.31)	–
Net asset value, end of period	$12.35	$11.61	$10.37	$11.65	$11.80	$10.57
Total ReturnE,F	9.41%	15.94%	(4.35)%	6.81%	14.75%	5.70%
Ratios to Average Net AssetsG,H
Expenses before reductions	.15%I	.19%	.21%	.23%	.21%	.21%I
Expenses net of fee waivers, if any	.10%I	.10%	.10%	.10%	.10%	.10%I
Expenses net of all reductions	.10%I	.10%	.10%	.10%	.10%	.10%I
Net investment income (loss)	.50%I	1.18%	1.06%	1.28%	1.32%	2.04%I
Supplemental Data
Net assets, end of period (000 omitted)	$2,116	$1,755	$730	$544	$307	$106
Portfolio turnover rateG	27%I	27%	18%	24%	54%	1%J

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.93 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $.772 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Multi-Manager 2040 Fund Class L

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.61	$10.37	$11.65	$11.79	$11.49
Income from Investment Operations
Net investment income (loss)B	.03	.13	.11	.15	.07
Net realized and unrealized gain (loss)	1.04	1.48	(.58)	.63	.44
Total from investment operations	1.07	1.61	(.47)	.78	.51
Distributions from net investment income	–C	(.09)	(.10)	(.15)	(.09)
Distributions from net realized gain	(.33)	(.28)	(.71)	(.77)	(.13)
Total distributions	(.33)	(.37)	(.81)	(.92)	(.21)D
Net asset value, end of period	$12.35	$11.61	$10.37	$11.65	$11.79
Total ReturnE,F	9.41%	15.91%	(4.36)%	6.87%	4.50%
Ratios to Average Net AssetsG,H
Expenses before reductions	.09%I	.10%	.11%	.13%	.12%I
Expenses net of fee waivers, if any	.09%I	.10%	.10%	.10%	.10%I
Expenses net of all reductions	.09%I	.10%	.10%	.10%	.10%I
Net investment income (loss)	.51%I	1.18%	1.06%	1.28%	2.03%I
Supplemental Data
Net assets, end of period (000 omitted)	$123	$118	$107	$112	$105
Portfolio turnover rateG	27%I	27%	18%	24%	54%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.21 per share is comprised of distributions from net investment income of $.088 and distributions from net realized gain of $.126 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Multi-Manager 2040 Fund Class N

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.59	$10.36	$11.64	$11.79	$11.49
Income from Investment Operations
Net investment income (loss)B	.02	.10	.09	.12	.07
Net realized and unrealized gain (loss)	1.04	1.48	(.59)	.62	.44
Total from investment operations	1.06	1.58	(.50)	.74	.51
Distributions from net investment income	–	(.07)	(.08)	(.12)	(.09)
Distributions from net realized gain	(.32)	(.28)	(.70)	(.77)	(.13)
Total distributions	(.32)	(.35)	(.78)	(.89)	(.21)C
Net asset value, end of period	$12.33	$11.59	$10.36	$11.64	$11.79
Total ReturnD,E	9.35%	15.62%	(4.60)%	6.53%	4.49%
Ratios to Average Net AssetsF,G
Expenses before reductions	.34%H	.35%	.36%	.38%	.38%H
Expenses net of fee waivers, if any	.34%H	.35%	.35%	.35%	.35%H
Expenses net of all reductions	.34%H	.35%	.35%	.35%	.35%H
Net investment income (loss)	.26%H	.93%	.81%	1.03%	1.79%H
Supplemental Data
Net assets, end of period (000 omitted)	$122	$117	$106	$111	$104
Portfolio turnover rateF	27%H	27%	18%	24%	54%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.21per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.126 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers International Multi-Manager Fund Class F	20.7	21.0
Strategic Advisers Value Multi-Manager Fund Class F	18.1	18.6
Strategic Advisers Core Multi-Manager Fund Class F	18.1	18.6
Strategic Advisers Growth Multi-Manager Fund Class F	15.0	15.5
Strategic Advisers Emerging Markets Fund of Funds Class F	9.5	9.9
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.1	9.3
Fidelity Series Commodity Strategy Fund	2.0	1.9
Fidelity Series Long-Term Treasury Bond Index Fund	1.6	0.0
Strategic Advisers Income Opportunities Fund of Funds Class F	1.4	1.5
Fidelity Series Canada Fund	0.9	0.0
	96.4	96.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	62.3%
International Equity Funds	31.1%
Bond Funds	5.5%
Short-Term Funds	1.1%

Six months ago
Domestic Equity Funds	63.9%
International Equity Funds	30.9%
Bond Funds	4.2%
Short-Term Funds	1.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Multi-Manager 2045 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.3%
	Shares	Value
Fidelity Series Commodity Strategy Fund (a)	9,831	$51,417
Strategic Advisers Core Multi-Manager Fund Class F (a)	36,261	471,398
Strategic Advisers Growth Multi-Manager Fund Class F (a)	27,531	391,484
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (a)	22,748	236,575
Strategic Advisers Value Multi-Manager Fund Class F (a)	29,972	472,959
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,521,942)		1,623,833

International Equity Funds - 31.1%
Fidelity Series Canada Fund (a)	2,178	23,173
Strategic Advisers Emerging Markets Fund of Funds Class F (a)	21,680	247,588
Strategic Advisers International Multi-Manager Fund Class F (a)	40,832	540,622
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $692,383)		811,383

Bond Funds - 5.5%
Fidelity Series Emerging Markets Debt Fund (a)	1,470	15,376
Fidelity Series Floating Rate High Income Fund (a)	636	6,039
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,942	19,207
Fidelity Series International Credit Fund (a)	94	945
Fidelity Series Long-Term Treasury Bond Index Fund (a)	4,708	41,386
Fidelity Series Real Estate Income Fund (a)	1,049	11,719
Strategic Advisers Core Income Multi-Manager Fund Class F (a)	1,255	12,539
Strategic Advisers Income Opportunities Fund of Funds Class F (a)	3,653	37,263
TOTAL BOND FUNDS
(Cost $142,832)		144,474

Short-Term Funds - 1.1%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95% (a)(b)	21,906	21,906
Fidelity Series Short-Term Credit Fund (a)	574	5,737
TOTAL SHORT-TERM FUNDS
(Cost $27,635)		27,643
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,384,792)		2,607,333
NET OTHER ASSETS (LIABILITIES) - 0.0%		(256)
NET ASSETS - 100%		$2,607,077

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95%	$18,025	$8,438	$4,557	$84	$--	$--	$21,906
Fidelity Series Canada Fund	--	21,903	13	--	--	1,283	23,173
Fidelity Series Commodity Strategy Fund	--	3,500	362	78	12	(47)	51,417
Fidelity Series Commodity Strategy Fund Class F	42,218	16,537	10,296	--	(1,504)	1,359	--
Fidelity Series Emerging Markets Debt Fund	--	1,027	108	155	1	745	15,376
Fidelity Series Emerging Markets Debt Fund Class F	14,278	3,034	3,186	316	40	(455)	--
Fidelity Series Floating Rate High Income Fund	--	427	45	48	(2)	(50)	6,039
Fidelity Series Floating Rate High Income Fund Class F	5,770	1,226	1,327	93	(46)	86	--
Fidelity Series Inflation-Protected Bond Index Fund	--	1,368	145	5	1	211	19,207
Fidelity Series Inflation-Protected Bond Index Fund Class F	18,570	3,634	4,248	9	(32)	(152)	--
Fidelity Series International Credit Fund	--	941	1	--	--	5	945
Fidelity Series Long-Term Treasury Bond Index Fund	--	19,963	163	112	--	(219)	41,386
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	25,846	4,021	70	(20)	--	--
Fidelity Series Real Estate Income Fund	--	1,046	85	158	--	130	11,719
Fidelity Series Real Estate Income Fund Class F	10,912	2,265	2,501	130	18	(66)	--
Fidelity Series Short-Term Credit Fund	--	480	51	17	--	8	5,737
Fidelity Series Short-Term Credit Fund Class F	5,485	1,300	1,487	31	1	1	--
Strategic Advisers Core Income Multi-Manager Fund Class F	11,431	3,656	2,745	128	(10)	207	12,539
Strategic Advisers Core Multi-Manager Fund Class F	427,475	131,052	101,750	1,647	(2,820)	17,441	471,398
Strategic Advisers Emerging Markets Fund of Funds Class F	227,805	59,654	76,082	--	4,122	32,089	247,588
Strategic Advisers Growth Multi-Manager Fund Class F	356,520	99,395	99,598	780	(1)	35,168	391,484
Strategic Advisers Income Opportunities Fund of Funds Class F	34,623	10,376	8,236	1,003	58	442	37,263
Strategic Advisers International Multi-Manager Fund Class F	483,112	133,729	139,431	124	3,872	59,340	540,622
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	214,533	62,327	55,284	--	(2,716)	17,715	236,575
Strategic Advisers Value Multi-Manager Fund Class F	427,653	127,714	106,464	2,842	2,976	21,080	472,959
Total	$2,298,410	$740,838	$622,186	$7,830	$3,950	$186,321	$2,607,333

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $2,384,792) — See accompanying schedule		$2,607,333
Receivable for fund shares sold		11,939
Dividends receivable		93
Receivable from investment adviser for expense reductions		72
Total assets		2,619,437
Liabilities
Payable for fund shares redeemed	$12,035
Distribution and service plan fees payable	25
Other affiliated payables	300
Total liabilities		12,360
Net Assets		$2,607,077
Net Assets consist of:
Paid in capital		$2,373,167
Undistributed net investment income		6,443
Accumulated undistributed net realized gain (loss) on investments		4,926
Net unrealized appreciation (depreciation) on investments		222,541
Net Assets		$2,607,077
Multi-Manager 2045:
Net Asset Value, offering price and redemption price per share ($2,362,932 ÷ 189,352 shares)		$12.48
Class L:
Net Asset Value, offering price and redemption price per share ($122,655 ÷ 9,825 shares)		$12.48
Class N:
Net Asset Value, offering price and redemption price per share ($121,490 ÷ 9,750 shares)		$12.46

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$7,830
Expenses
Transfer agent fees	$1,875
Distribution and service plan fees	145
Independent trustees' fees and expenses	5
Total expenses before reductions	2,025
Expense reductions	(616)	1,409
Net investment income (loss)		6,421
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	3,950
Capital gain distributions from underlying funds	35,980
Total net realized gain (loss)		39,930
Change in net unrealized appreciation (depreciation) on underlying funds		186,321
Net gain (loss)		226,251
Net increase (decrease) in net assets resulting from operations		$232,672

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,421	$19,107
Net realized gain (loss)	39,930	110,687
Change in net unrealized appreciation (depreciation)	186,321	140,332
Net increase (decrease) in net assets resulting from operations	232,672	270,126
Distributions to shareholders from net investment income	(825)	(18,260)
Distributions to shareholders from net realized gain	(67,274)	(60,483)
Total distributions	(68,099)	(78,743)
Share transactions - net increase (decrease)	144,293	631,964
Total increase (decrease) in net assets	308,866	823,347
Net Assets
Beginning of period	2,298,211	1,474,864
End of period	$2,607,077	$2,298,211
Other Information
Undistributed net investment income end of period	$6,443	$847

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Multi-Manager 2045 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$11.71	$10.55	$11.73	$11.83	$10.59	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.12	.12	.15	.15	.06
Net realized and unrealized gain (loss)	1.06	1.52	(.61)	.64	1.42	.53
Total from investment operations	1.09	1.64	(.49)	.79	1.57	.59
Distributions from net investment income	–C	(.11)	(.11)	(.15)	(.15)	–
Distributions from net realized gain	(.31)	(.37)	(.59)	(.74)	(.19)	–
Total distributions	(.32)D	(.48)	(.69)E	(.89)	(.33)F	–
Net asset value, end of period	$12.48	$11.71	$10.55	$11.73	$11.83	$10.59
Total ReturnG,H	9.46%	15.93%	(4.40)%	6.88%	15.00%	5.90%
Ratios to Average Net AssetsI,J
Expenses before reductions	.15%K	.18%	.20%	.25%	.25%	.21%K
Expenses net of fee waivers, if any	.10%K	.10%	.10%	.10%	.10%	.10%K
Expenses net of all reductions	.10%K	.10%	.10%	.10%	.10%	.10%K
Net investment income (loss)	.52%K	1.08%	1.09%	1.23%	1.34%	2.05%K
Supplemental Data
Net assets, end of period (000 omitted)	$2,363	$2,064	$1,262	$944	$331	$106
Portfolio turnover rateI	49%K	28%	23%	16%	38%	1%L

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.32 per share is comprised of distributions from net investment income of $.004 and distributions from net realized gain of $.312 per share.

 E Total distributions of $.69 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.587 per share.

 F Total distributions of $.33 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.187 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Amounts do not include the activity of the Underlying Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 K Annualized

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Multi-Manager 2045 Fund Class L

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.72	$10.56	$11.73	$11.83	$11.54
Income from Investment Operations
Net investment income (loss)B	.03	.12	.12	.15	.07
Net realized and unrealized gain (loss)	1.05	1.52	(.60)	.63	.45
Total from investment operations	1.08	1.64	(.48)	.78	.52
Distributions from net investment income	–C	(.11)	(.11)	(.14)	(.09)
Distributions from net realized gain	(.31)	(.37)	(.59)	(.74)	(.14)
Total distributions	(.32)D	(.48)	(.69)E	(.88)	(.23)
Net asset value, end of period	$12.48	$11.72	$10.56	$11.73	$11.83
Total ReturnF,G	9.36%	15.91%	(4.33)%	6.85%	4.51%
Ratios to Average Net AssetsH,I
Expenses before reductions	.09%J	.10%	.10%	.12%	.12%J
Expenses net of fee waivers, if any	.09%J	.10%	.10%	.10%	.10%J
Expenses net of all reductions	.09%J	.09%	.10%	.10%	.10%J
Net investment income (loss)	.52%J	1.09%	1.09%	1.23%	1.94%J
Supplemental Data
Net assets, end of period (000 omitted)	$123	$118	$107	$112	$105
Portfolio turnover rateH	49%J	28%	23%	16%	38%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.32 per share is comprised of distributions from net investment income of $.004 and distributions from net realized gain of $.312 per share.

 E Total distributions of $.69 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.587 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Multi-Manager 2045 Fund Class N

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.70	$10.55	$11.73	$11.82	$11.54
Income from Investment Operations
Net investment income (loss)B	.02	.09	.09	.12	.06
Net realized and unrealized gain (loss)	1.05	1.51	(.60)	.65	.45
Total from investment operations	1.07	1.60	(.51)	.77	.51
Distributions from net investment income	–	(.09)	(.08)	(.12)	(.09)
Distributions from net realized gain	(.31)	(.37)	(.58)	(.74)	(.14)
Total distributions	(.31)	(.45)C	(.67)D	(.86)	(.23)
Net asset value, end of period	$12.46	$11.70	$10.55	$11.73	$11.82
Total ReturnE,F	9.30%	15.59%	(4.65)%	6.68%	4.41%
Ratios to Average Net AssetsG,H
Expenses before reductions	.34%I	.35%	.35%	.37%	.38%I
Expenses net of fee waivers, if any	.34%I	.35%	.35%	.35%	.35%I
Expenses net of all reductions	.34%I	.35%	.35%	.35%	.35%I
Net investment income (loss)	.27%I	.83%	.84%	.98%	1.70%I
Supplemental Data
Net assets, end of period (000 omitted)	$121	$117	$106	$111	$104
Portfolio turnover rateG	49%I	28%	23%	16%	38%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.45 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.369 per share.

 D Total distributions of $.67 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.581 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers International Multi-Manager Fund Class F	20.7	21.0
Strategic Advisers Value Multi-Manager Fund Class F	18.1	18.6
Strategic Advisers Core Multi-Manager Fund Class F	18.0	18.6
Strategic Advisers Growth Multi-Manager Fund Class F	15.0	15.5
Strategic Advisers Emerging Markets Fund of Funds Class F	9.5	9.9
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.1	9.4
Fidelity Series Commodity Strategy Fund	2.0	1.7
Fidelity Series Long-Term Treasury Bond Index Fund	1.6	0.0
Strategic Advisers Income Opportunities Fund of Funds Class F	1.4	1.5
Fidelity Series Canada Fund	0.9	0.0
	96.3	96.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	62.2%
International Equity Funds	31.1%
Bond Funds	5.6%
Short-Term Funds	1.1%

Six months ago
Domestic Equity Funds	63.8%
International Equity Funds	30.9%
Bond Funds	4.2%
Short-Term Funds	1.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Multi-Manager 2050 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.2%
	Shares	Value
Fidelity Series Commodity Strategy Fund (a)	7,288	$38,118
Strategic Advisers Core Multi-Manager Fund Class F (a)	26,800	348,400
Strategic Advisers Growth Multi-Manager Fund Class F (a)	20,491	291,383
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (a)	16,872	175,465
Strategic Advisers Value Multi-Manager Fund Class F (a)	22,214	350,537
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,129,669)		1,203,903

International Equity Funds - 31.1%
Fidelity Series Canada Fund (a)	1,685	17,930
Strategic Advisers Emerging Markets Fund of Funds Class F (a)	16,057	183,371
Strategic Advisers International Multi-Manager Fund Class F (a)	30,238	400,355
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $513,926)		601,656

Bond Funds - 5.6%
Fidelity Series Emerging Markets Debt Fund (a)	1,098	11,481
Fidelity Series Floating Rate High Income Fund (a)	473	4,489
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,445	14,290
Fidelity Series International Credit Fund (a)	100	1,007
Fidelity Series Long-Term Treasury Bond Index Fund (a)	3,472	30,518
Fidelity Series Real Estate Income Fund (a)	780	8,710
Strategic Advisers Core Income Multi-Manager Fund Class F (a)	930	9,288
Strategic Advisers Income Opportunities Fund of Funds Class F (a)	2,723	27,779
TOTAL BOND FUNDS
(Cost $106,731)		107,562

Short-Term Funds - 1.1%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95% (a)(b)	15,980	15,980
Fidelity Series Short-Term Credit Fund (a)	477	4,768
TOTAL SHORT-TERM FUNDS
(Cost $20,741)		20,748
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,771,067)		1,933,869
NET OTHER ASSETS (LIABILITIES) - 0.0%		(179)
NET ASSETS - 100%		$1,933,690

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95%	$13,961	$3,780	$1,761	$61	$--	$--	$15,980
Fidelity Series Canada Fund	--	16,943	--	--	--	987	17,930
Fidelity Series Commodity Strategy Fund	--	1,292	312	57	12	(463)	38,118
Fidelity Series Commodity Strategy Fund Class F	29,506	12,124	4,472	--	(757)	1,188	--
Fidelity Series Emerging Markets Debt Fund	--	370	94	118	2	501	11,481
Fidelity Series Emerging Markets Debt Fund Class F	10,731	1,581	1,353	227	10	(267)	--
Fidelity Series Floating Rate High Income Fund	--	154	39	36	--	(103)	4,489
Fidelity Series Floating Rate High Income Fund Class F	4,317	631	564	67	(12)	105	--
Fidelity Series Inflation-Protected Bond Index Fund	--	493	125	4	1	140	14,290
Fidelity Series Inflation-Protected Bond Index Fund Class F	13,892	1,812	1,804	6	12	(131)	--
Fidelity Series International Credit Fund	--	1,002	--	--	--	5	1,007
Fidelity Series Long-Term Treasury Bond Index Fund	--	13,959	148	84	2	(148)	30,518
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	18,877	2,010	52	(14)	--	--
Fidelity Series Real Estate Income Fund	--	476	73	122	--	77	8,710
Fidelity Series Real Estate Income Fund Class F	8,163	1,156	1,060	95	18	(47)	--
Fidelity Series Short-Term Credit Fund	--	173	44	14	--	6	4,768
Fidelity Series Short-Term Credit Fund Class F	4,606	657	631	25	1	--	--
Strategic Advisers Core Income Multi-Manager Fund Class F	8,548	1,812	1,214	93	8	134	9,288
Strategic Advisers Core Multi-Manager Fund Class F	319,837	64,454	46,260	1,188	(511)	10,880	348,400
Strategic Advisers Emerging Markets Fund of Funds Class F	170,409	26,189	39,474	--	3,300	22,947	183,371
Strategic Advisers Growth Multi-Manager Fund Class F	266,751	45,145	45,751	570	1,104	24,134	291,383
Strategic Advisers Income Opportunities Fund of Funds Class F	25,990	5,050	3,617	733	(62)	418	27,779
Strategic Advisers International Multi-Manager Fund Class F	361,389	61,219	67,341	92	3,016	42,072	400,355
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	160,993	29,269	25,589	--	329	10,463	175,465
Strategic Advisers Value Multi-Manager Fund Class F	320,450	61,219	48,404	2,045	426	16,846	350,537
Total	$1,719,543	$369,837	$292,140	$5,689	$6,885	$129,744	$1,933,869

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $1,771,067) — See accompanying schedule		$1,933,869
Receivable for fund shares sold		13,559
Receivable from investment adviser for expense reductions		85
Total assets		1,947,513
Liabilities
Payable for investments purchased	$13,555
Distribution and service plan fees payable	25
Other affiliated payables	243
Total liabilities		13,823
Net Assets		$1,933,690
Net Assets consist of:
Paid in capital		$1,765,737
Undistributed net investment income		4,631
Accumulated undistributed net realized gain (loss) on investments		520
Net unrealized appreciation (depreciation) on investments		162,802
Net Assets		$1,933,690
Multi-Manager 2050:
Net Asset Value, offering price and redemption price per share ($1,689,559 ÷ 139,094 shares)		$12.15
Class L:
Net Asset Value, offering price and redemption price per share ($122,651 ÷ 10,093 shares)		$12.15
Class N:
Net Asset Value, offering price and redemption price per share ($121,480 ÷ 10,016 shares)		$12.13

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$5,689
Expenses
Transfer agent fees	$1,486
Distribution and service plan fees	145
Independent trustees' fees and expenses	3
Total expenses before reductions	1,634
Expense reductions	(571)	1,063
Net investment income (loss)		4,626
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	6,885
Capital gain distributions from underlying funds	26,064
Total net realized gain (loss)		32,949
Change in net unrealized appreciation (depreciation) on underlying funds		129,744
Net gain (loss)		162,693
Net increase (decrease) in net assets resulting from operations		$167,319

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,626	$16,076
Net realized gain (loss)	32,949	78,149
Change in net unrealized appreciation (depreciation)	129,744	126,972
Net increase (decrease) in net assets resulting from operations	167,319	221,197
Distributions to shareholders from net investment income	(576)	(15,782)
Distributions to shareholders from net realized gain	(54,346)	(54,737)
Total distributions	(54,922)	(70,519)
Share transactions - net increase (decrease)	101,902	218,634
Total increase (decrease) in net assets	214,299	369,312
Net Assets
Beginning of period	1,719,391	1,350,079
End of period	$1,933,690	$1,719,391
Other Information
Undistributed net investment income end of period	$4,631	$581

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Multi-Manager 2050 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$11.45	$10.37	$11.67	$11.85	$10.60	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.12	.11	.15	.16	.06
Net realized and unrealized gain (loss)	1.03	1.48	(.58)	.63	1.43	.54
Total from investment operations	1.06	1.60	(.47)	.78	1.59	.60
Distributions from net investment income	–C	(.12)	(.11)	(.16)	(.15)	–
Distributions from net realized gain	(.35)	(.41)	(.72)	(.81)	(.19)	–
Total distributions	(.36)D	(.52)E	(.83)	(.96)F	(.34)	–
Net asset value, end of period	$12.15	$11.45	$10.37	$11.67	$11.85	$10.60
Total ReturnG,H	9.45%	15.90%	(4.38)%	6.85%	15.13%	6.00%
Ratios to Average Net AssetsI,J
Expenses before reductions	.17%K	.20%	.22%	.20%	.20%	.21%K
Expenses net of fee waivers, if any	.10%K	.10%	.10%	.10%	.10%	.10%K
Expenses net of all reductions	.10%K	.10%	.10%	.10%	.10%	.10%K
Net investment income (loss)	.52%K	1.11%	1.06%	1.28%	1.38%	2.04%K
Supplemental Data
Net assets, end of period (000 omitted)	$1,690	$1,485	$1,137	$956	$611	$106
Portfolio turnover rateI	32%K	35%	31%	15%	21%	1%L

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.36 per share is comprised of distributions from net investment income of $.004 and distributions from net realized gain of $.354 per share.

 E Total distributions of $.52 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.407 per share.

 F Total distributions of $.96 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.806 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Amounts do not include the activity of the Underlying Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 K Annualized

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Multi-Manager 2050 Fund Class L

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.45	$10.37	$11.67	$11.85	$11.56
Income from Investment Operations
Net investment income (loss)B	.03	.12	.11	.15	.07
Net realized and unrealized gain (loss)	1.03	1.48	(.58)	.63	.45
Total from investment operations	1.06	1.60	(.47)	.78	.52
Distributions from net investment income	–C	(.11)	(.11)	(.16)	(.09)
Distributions from net realized gain	(.35)	(.41)	(.72)	(.81)	(.15)
Total distributions	(.36)D	(.52)E	(.83)	(.96)F	(.23)G
Net asset value, end of period	$12.15	$11.45	$10.37	$11.67	$11.85
Total ReturnH,I	9.45%	15.88%	(4.39)%	6.84%	4.54%
Ratios to Average Net AssetsJ,K
Expenses before reductions	.09%L	.10%	.11%	.11%	.11%L
Expenses net of fee waivers, if any	.09%L	.10%	.10%	.10%	.10%L
Expenses net of all reductions	.09%L	.10%	.10%	.10%	.10%L
Net investment income (loss)	.52%L	1.11%	1.05%	1.28%	1.99%L
Supplemental Data
Net assets, end of period (000 omitted)	$123	$118	$107	$112	$105
Portfolio turnover rateJ	32%L	35%	31%	15%	21%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.36 per share is comprised of distributions from net investment income of $.004 and distributions from net realized gain of $.354 per share.

 E Total distributions of $.52 per share is comprised of distributions from net investment income of $.113 and distributions from net realized gain of $.407 per share.

 F Total distributions of $.96 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.806 per share.

 G Total distributions of $.23 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.145 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Amounts do not include the activity of the Underlying Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 L Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Multi-Manager 2050 Fund Class N

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.44	$10.36	$11.66	$11.84	$11.56
Income from Investment Operations
Net investment income (loss)B	.02	.09	.09	.12	.06
Net realized and unrealized gain (loss)	1.02	1.49	(.59)	.63	.45
Total from investment operations	1.04	1.58	(.50)	.75	.51
Distributions from net investment income	–	(.09)	(.09)	(.13)	(.08)
Distributions from net realized gain	(.35)	(.41)	(.71)	(.81)	(.15)
Total distributions	(.35)	(.50)	(.80)	(.93)C	(.23)
Net asset value, end of period	$12.13	$11.44	$10.36	$11.66	$11.84
Total ReturnD,E	9.29%	15.64%	(4.62)%	6.57%	4.43%
Ratios to Average Net AssetsF,G
Expenses before reductions	.34%H	.35%	.36%	.36%	.37%H
Expenses net of fee waivers, if any	.34%H	.35%	.35%	.35%	.35%H
Expenses net of all reductions	.34%H	.35%	.35%	.35%	.35%H
Net investment income (loss)	.27%H	.86%	.80%	1.03%	1.74%H
Supplemental Data
Net assets, end of period (000 omitted)	$121	$117	$106	$111	$104
Portfolio turnover rateF	32%H	35%	31%	15%	21%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.93 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.806 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers International Multi-Manager Fund Class F	20.7	21.0
Strategic Advisers Value Multi-Manager Fund Class F	18.1	18.6
Strategic Advisers Core Multi-Manager Fund Class F	18.1	18.6
Strategic Advisers Growth Multi-Manager Fund Class F	15.0	15.5
Strategic Advisers Emerging Markets Fund of Funds Class F	9.5	9.9
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.1	9.4
Fidelity Series Commodity Strategy Fund	2.0	1.8
Fidelity Series Long-Term Treasury Bond Index Fund	1.6	0.0
Strategic Advisers Income Opportunities Fund of Funds Class F	1.4	1.5
Fidelity Series Canada Fund	0.9	0.0
	96.4	96.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	62.3%
International Equity Funds	31.1%
Bond Funds	5.6%
Short-Term Funds	1.0%

Six months ago
Domestic Equity Funds	63.9%
International Equity Funds	30.9%
Bond Funds	4.2%
Short-Term Funds	1.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Multi-Manager 2055 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.3%
	Shares	Value
Fidelity Series Commodity Strategy Fund (a)	8,071	$42,210
Strategic Advisers Core Multi-Manager Fund Class F (a)	29,771	387,021
Strategic Advisers Growth Multi-Manager Fund Class F (a)	22,643	321,989
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (a)	18,693	194,410
Strategic Advisers Value Multi-Manager Fund Class F (a)	24,614	388,405
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,258,599)		1,334,035

International Equity Funds - 31.1%
Fidelity Series Canada Fund (a)	1,858	19,774
Strategic Advisers Emerging Markets Fund of Funds Class F (a)	17,820	203,503
Strategic Advisers International Multi-Manager Fund Class F (a)	33,506	443,616
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $571,331)		666,893

Bond Funds - 5.6%
Fidelity Series Emerging Markets Debt Fund (a)	1,219	12,749
Fidelity Series Floating Rate High Income Fund (a)	525	4,978
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,603	15,853
Fidelity Series International Credit Fund (a)	74	741
Fidelity Series Long-Term Treasury Bond Index Fund (a)	3,877	34,075
Fidelity Series Real Estate Income Fund (a)	865	9,657
Strategic Advisers Core Income Multi-Manager Fund Class F (a)	1,033	10,315
Strategic Advisers Income Opportunities Fund of Funds Class F (a)	3,013	30,737
TOTAL BOND FUNDS
(Cost $118,040)		119,105

Short-Term Funds - 1.0%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95% (a)(b)	17,949	17,949
Fidelity Series Short-Term Credit Fund (a)	474	4,739
TOTAL SHORT-TERM FUNDS
(Cost $22,682)		22,688
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,970,652)		2,142,721
NET OTHER ASSETS (LIABILITIES) - 0.0%		(197)
NET ASSETS - 100%		$2,142,524

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95%	$14,755	$5,013	$1,819	$66	$--	$--	$17,949
Fidelity Series Canada Fund	--	18,683	--	--	--	1,091	19,774
Fidelity Series Commodity Strategy Fund	--	1,217	6	64	--	(1,098)	42,210
Fidelity Series Commodity Strategy Fund Class F	34,241	10,996	4,064	--	(517)	1,441	--
Fidelity Series Emerging Markets Debt Fund	--	347	2	131	--	612	12,749
Fidelity Series Emerging Markets Debt Fund Class F	11,727	1,720	1,313	245	14	(356)	--
Fidelity Series Floating Rate High Income Fund	--	145	1	40	--	(93)	4,978
Fidelity Series Floating Rate High Income Fund Class F	4,708	686	547	72	(12)	92	--
Fidelity Series Inflation-Protected Bond Index Fund	--	461	2	4	--	139	15,853
Fidelity Series Inflation-Protected Bond Index Fund Class F	15,153	1,972	1,750	7	(9)	(111)	--
Fidelity Series International Credit Fund	--	737	--	--	--	4	741
Fidelity Series Long-Term Treasury Bond Index Fund	--	15,226	3	95	--	(164)	34,075
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	20,115	1,091	54	(8)	--	--
Fidelity Series Real Estate Income Fund	--	479	1	136	--	75	9,657
Fidelity Series Real Estate Income Fund Class F	8,904	1,257	1,028	102	4	(33)	--
Fidelity Series Short-Term Credit Fund	--	162	1	14	--	6	4,739
Fidelity Series Short-Term Credit Fund Class F	4,473	711	613	24	--	1	--
Strategic Advisers Core Income Multi-Manager Fund Class F	9,324	1,933	1,096	101	(3)	157	10,315
Strategic Advisers Core Multi-Manager Fund Class F	348,742	68,186	41,750	1,261	(215)	12,058	387,021
Strategic Advisers Emerging Markets Fund of Funds Class F	185,901	26,531	37,248	--	2,423	25,896	203,503
Strategic Advisers Growth Multi-Manager Fund Class F	290,843	46,731	43,358	596	299	27,474	321,989
Strategic Advisers Income Opportunities Fund of Funds Class F	28,288	5,356	3,287	796	(19)	399	30,737
Strategic Advisers International Multi-Manager Fund Class F	394,273	65,157	65,066	100	2,023	47,229	443,616
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	175,053	31,166	23,635	--	(1,000)	12,826	194,410
Strategic Advisers Value Multi-Manager Fund Class F	348,935	64,992	44,567	2,176	698	18,347	388,405
Total	$1,875,320	$389,979	$272,248	$6,084	$3,678	$145,992	$2,142,721

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $1,970,652) — See accompanying schedule		$2,142,721
Receivable for fund shares sold		6,836
Receivable from investment adviser for expense reductions		113
Total assets		2,149,670
Liabilities
Payable for investments purchased	$6,832
Distribution and service plan fees payable	25
Other affiliated payables	289
Total liabilities		7,146
Net Assets		$2,142,524
Net Assets consist of:
Paid in capital		$1,955,008
Undistributed net investment income		4,652
Accumulated undistributed net realized gain (loss) on investments		10,795
Net unrealized appreciation (depreciation) on investments		172,069
Net Assets		$2,142,524
Multi-Manager 2055:
Net Asset Value, offering price and redemption price per share ($1,898,470 ÷ 151,891 shares)		$12.50
Class L:
Net Asset Value, offering price and redemption price per share ($122,609 ÷ 9,805 shares)		$12.50
Class N:
Net Asset Value, offering price and redemption price per share ($121,445 ÷ 9,741 shares)		$12.47

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$6,084
Expenses
Transfer agent fees	$1,771
Distribution and service plan fees	145
Independent trustees' fees and expenses	4
Total expenses before reductions	1,920
Expense reductions	(775)	1,145
Net investment income (loss)		4,939
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	3,678
Capital gain distributions from underlying funds	27,647
Total net realized gain (loss)		31,325
Change in net unrealized appreciation (depreciation) on underlying funds		145,992
Net gain (loss)		177,317
Net increase (decrease) in net assets resulting from operations		$182,256

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,939	$16,395
Net realized gain (loss)	31,325	72,487
Change in net unrealized appreciation (depreciation)	145,992	139,179
Net increase (decrease) in net assets resulting from operations	182,256	228,061
Distributions to shareholders from net investment income	(751)	(15,681)
Distributions to shareholders from net realized gain	(57,163)	(43,302)
Total distributions	(57,914)	(58,983)
Share transactions - net increase (decrease)	143,031	329,493
Total increase (decrease) in net assets	267,373	498,571
Net Assets
Beginning of period	1,875,151	1,376,580
End of period	$2,142,524	$1,875,151
Other Information
Undistributed net investment income end of period	$4,652	$464

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Multi-Manager 2055 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$11.77	$10.57	$11.84	$11.95	$10.62	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.12	.11	.15	.15	.06
Net realized and unrealized gain (loss)	1.06	1.52	(.59)	.64	1.50	.56
Total from investment operations	1.09	1.64	(.48)	.79	1.65	.62
Distributions from net investment income	(.01)	(.11)	(.10)	(.15)	(.14)	–
Distributions from net realized gain	(.35)	(.33)	(.68)	(.75)	(.18)	–
Total distributions	(.36)	(.44)	(.79)C	(.90)	(.32)	–
Net asset value, end of period	$12.50	$11.77	$10.57	$11.84	$11.95	$10.62
Total ReturnD,E	9.46%	15.87%	(4.38)%	6.83%	15.67%	6.20%
Ratios to Average Net AssetsF,G
Expenses before reductions	.19%H	.23%	.25%	.26%	.24%	.21%H
Expenses net of fee waivers, if any	.10%H	.10%	.10%	.10%	.10%	.10%H
Expenses net of all reductions	.10%H	.10%	.10%	.10%	.10%	.10%H
Net investment income (loss)	.50%H	1.10%	1.05%	1.26%	1.34%	1.98%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,898	$1,641	$1,164	$856	$357	$106
Portfolio turnover rateF	27%H	35%	15%	11%	19%	1%I

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.79 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.683 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Multi-Manager 2055 Fund Class L

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.78	$10.57	$11.84	$11.95	$11.64
Income from Investment Operations
Net investment income (loss)B	.03	.12	.12	.15	.07
Net realized and unrealized gain (loss)	1.05	1.53	(.60)	.64	.46
Total from investment operations	1.08	1.65	(.48)	.79	.53
Distributions from net investment income	–C	(.11)	(.10)	(.15)	(.08)
Distributions from net realized gain	(.35)	(.33)	(.68)	(.75)	(.14)
Total distributions	(.36)D	(.44)	(.79)E	(.90)	(.22)
Net asset value, end of period	$12.50	$11.78	$10.57	$11.84	$11.95
Total ReturnF,G	9.35%	15.97%	(4.39)%	6.81%	4.54%
Ratios to Average Net AssetsH,I
Expenses before reductions	.09%J	.10%	.11%	.12%	.12%J
Expenses net of fee waivers, if any	.09%J	.10%	.10%	.10%	.10%J
Expenses net of all reductions	.09%J	.10%	.10%	.10%	.10%J
Net investment income (loss)	.51%J	1.10%	1.05%	1.26%	1.96%J
Supplemental Data
Net assets, end of period (000 omitted)	$123	$118	$107	$112	$105
Portfolio turnover rateH	27%J	35%	15%	11%	19%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.36 per share is comprised of distributions from net investment income of $.004 and distributions from net realized gain of $.354 per share.

 E Total distributions of $.79 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $.683 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Multi-Manager 2055 Fund Class N

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.75	$10.56	$11.83	$11.94	$11.64
Income from Investment Operations
Net investment income (loss)B	.02	.09	.09	.12	.06
Net realized and unrealized gain (loss)	1.05	1.51	(.59)	.64	.45
Total from investment operations	1.07	1.60	(.50)	.76	.51
Distributions from net investment income	–	(.09)	(.08)	(.12)	(.08)
Distributions from net realized gain	(.35)	(.33)	(.68)	(.75)	(.14)
Total distributions	(.35)	(.41)C	(.77)D	(.87)	(.21)E
Net asset value, end of period	$12.47	$11.75	$10.56	$11.83	$11.94
Total ReturnF,G	9.34%	15.58%	(4.57)%	6.54%	4.44%
Ratios to Average Net AssetsH,I
Expenses before reductions	.34%J	.35%	.36%	.37%	.38%J
Expenses net of fee waivers, if any	.34%J	.35%	.35%	.35%	.35%J
Expenses net of all reductions	.34%J	.35%	.35%	.35%	.35%J
Net investment income (loss)	.26%J	.85%	.80%	1.01%	1.71%J
Supplemental Data
Net assets, end of period (000 omitted)	$121	$117	$106	$111	$104
Portfolio turnover rateH	27%J	35%	15%	11%	19%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.41 per share is comprised of distributions from net investment income of $.089 and distributions from net realized gain of $.325 per share.

 D Total distributions of $.77 per share is comprised of distributions from net investment income of $.082 and distributions from net realized gain of $.683 per share.

 E Total distributions of $.21 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.137 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers International Multi-Manager Fund Class F	20.7	21.1
Strategic Advisers Value Multi-Manager Fund Class F	18.2	18.6
Strategic Advisers Core Multi-Manager Fund Class F	18.0	18.6
Strategic Advisers Growth Multi-Manager Fund Class F	15.0	15.5
Strategic Advisers Emerging Markets Fund of Funds Class F	9.5	9.9
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.1	9.3
Fidelity Series Commodity Strategy Fund	2.0	1.9
Fidelity Series Long-Term Treasury Bond Index Fund	1.6	0.0
Strategic Advisers Income Opportunities Fund of Funds Class F	1.4	1.5
Fidelity Series Canada Fund	0.9	0.0
	96.4	96.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	62.3%
International Equity Funds	31.1%
Bond Funds	5.6%
Short-Term Funds	1.0%

Six months ago
Domestic Equity Funds	63.9%
International Equity Funds	31.0%
Bond Funds	4.1%
Short-Term Funds	1.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Multi-Manager 2060 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.3%
	Shares	Value
Fidelity Series Commodity Strategy Fund (a)	3,047	$15,936
Strategic Advisers Core Multi-Manager Fund Class F (a)	11,190	145,474
Strategic Advisers Growth Multi-Manager Fund Class F (a)	8,545	121,510
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (a)	7,059	73,416
Strategic Advisers Value Multi-Manager Fund Class F (a)	9,354	147,612
TOTAL DOMESTIC EQUITY FUNDS
(Cost $458,601)		503,948

International Equity Funds - 31.1%
Fidelity Series Canada Fund (a)	702	7,473
Strategic Advisers Emerging Markets Fund of Funds Class F (a)	6,737	76,935
Strategic Advisers International Multi-Manager Fund Class F (a)	12,649	167,473
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $208,396)		251,881

Bond Funds - 5.6%
Fidelity Series Emerging Markets Debt Fund (a)	449	4,697
Fidelity Series Floating Rate High Income Fund (a)	197	1,872
Fidelity Series Inflation-Protected Bond Index Fund (a)	603	5,959
Fidelity Series International Credit Fund (a)	20	201
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,477	12,979
Fidelity Series Real Estate Income Fund (a)	326	3,641
Strategic Advisers Core Income Multi-Manager Fund Class F (a)	388	3,881
Strategic Advisers Income Opportunities Fund of Funds Class F (a)	1,138	11,610
TOTAL BOND FUNDS
(Cost $43,928)		44,840

Short-Term Funds - 1.0%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95% (a)(b)	6,789	6,789
Fidelity Series Short-Term Credit Fund (a)	152	1,514
TOTAL SHORT-TERM FUNDS
(Cost $8,300)		8,303
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $719,225)		808,972
NET OTHER ASSETS (LIABILITIES) - 0.0%		42
NET ASSETS - 100%		$809,014

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95%	$6,632	$1,871	$1,714	$26	$--	$--	$6,789
Fidelity Series Canada Fund	--	7,066	--	--	--	407	7,473
Fidelity Series Commodity Strategy Fund	--	649	--	24	--	38	15,936
Fidelity Series Commodity Strategy Fund Class F	15,896	3,310	3,786	--	(83)	(88)	--
Fidelity Series Emerging Markets Debt Fund	--	188	--	48	--	258	4,697
Fidelity Series Emerging Markets Debt Fund Class F	5,091	549	1,239	100	29	(179)	--
Fidelity Series Floating Rate High Income Fund	--	78	--	15	--	8	1,872
Fidelity Series Floating Rate High Income Fund Class F	2,097	217	516	30	(2)	(10)	--
Fidelity Series Inflation-Protected Bond Index Fund	--	250	--	2	--	90	5,959
Fidelity Series Inflation-Protected Bond Index Fund Class F	6,751	601	1,652	3	12	(93)	--
Fidelity Series International Credit Fund	--	200	--	--	--	1	201
Fidelity Series Long-Term Treasury Bond Index Fund	--	6,105	--	35	--	(66)	12,979
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	7,816	869	22	(7)	--	--
Fidelity Series Real Estate Income Fund	--	225	--	51	--	66	3,641
Fidelity Series Real Estate Income Fund Class F	3,967	395	971	44	7	(48)	--
Fidelity Series Short-Term Credit Fund	--	88	--	4	--	3	1,514
Fidelity Series Short-Term Credit Fund Class F	1,784	217	578	9	1	(1)	--
Strategic Advisers Core Income Multi-Manager Fund Class F	3,915	936	1,033	40	9	54	3,881
Strategic Advisers Core Multi-Manager Fund Class F	155,333	25,697	40,496	491	540	4,400	145,474
Strategic Advisers Emerging Markets Fund of Funds Class F	82,814	9,831	27,219	--	3,221	8,288	76,935
Strategic Advisers Growth Multi-Manager Fund Class F	129,544	18,513	37,887	237	768	10,572	121,510
Strategic Advisers Income Opportunities Fund of Funds Class F	12,627	1,917	3,098	322	31	133	11,610
Strategic Advisers International Multi-Manager Fund Class F	175,654	22,547	50,966	44	2,647	17,591	167,473
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	77,901	11,999	21,107	--	(519)	5,142	73,416
Strategic Advisers Value Multi-Manager Fund Class F	155,349	24,543	39,874	871	1,540	6,054	147,612
Total	$835,355	$145,808	$233,005	$2,418	$8,194	$52,620	$808,972

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $719,225) — See accompanying schedule		$808,972
Cash		120
Receivable for fund shares sold		2,559
Receivable from investment adviser for expense reductions		48
Total assets		811,699
Liabilities
Payable for investments purchased	$2,553
Distribution and service plan fees payable	25
Other affiliated payables	107
Total liabilities		2,685
Net Assets		$809,014
Net Assets consist of:
Paid in capital		$701,651
Undistributed net investment income		1,724
Accumulated undistributed net realized gain (loss) on investments		15,892
Net unrealized appreciation (depreciation) on investments		89,747
Net Assets		$809,014
Multi-Manager 2060:
Net Asset Value, offering price and redemption price per share ($567,371 ÷ 51,512 shares)		$11.01
Class L:
Net Asset Value, offering price and redemption price per share ($121,299 ÷ 11,009 shares)		$11.02
Class N:
Net Asset Value, offering price and redemption price per share ($120,344 ÷ 10,953 shares)		$10.99

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$2,418
Expenses
Transfer agent fees	$647
Distribution and service plan fees	144
Independent trustees' fees and expenses	1
Total expenses before reductions	792
Expense reductions	(242)	550
Net investment income (loss)		1,868
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	8,194
Capital gain distributions from underlying funds	10,967
Total net realized gain (loss)		19,161
Change in net unrealized appreciation (depreciation) on underlying funds		52,620
Net gain (loss)		71,781
Net increase (decrease) in net assets resulting from operations		$73,649

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,868	$5,854
Net realized gain (loss)	19,161	22,494
Change in net unrealized appreciation (depreciation)	52,620	73,829
Net increase (decrease) in net assets resulting from operations	73,649	102,177
Distributions to shareholders from net investment income	(212)	(5,635)
Distributions to shareholders from net realized gain	(10,568)	(20,433)
Total distributions	(10,780)	(26,068)
Share transactions - net increase (decrease)	(89,237)	268,267
Total increase (decrease) in net assets	(26,368)	344,376
Net Assets
Beginning of period	835,382	491,006
End of period	$809,014	$835,382
Other Information
Undistributed net investment income end of period	$1,724	$68

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Multi-Manager 2060 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.20	$9.23	$10.33	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.10	.10	.08
Net realized and unrealized gain (loss)	.91	1.33	(.52)	.42
Total from investment operations	.94	1.43	(.42)	.50
Distributions from net investment income	–C	(.10)	(.09)	(.08)
Distributions from net realized gain	(.13)	(.36)	(.60)	(.09)
Total distributions	(.13)	(.46)	(.68)D	(.17)
Net asset value, end of period	$11.01	$10.20	$9.23	$10.33
Total ReturnE,F	9.33%	15.99%	(4.37)%	5.02%
Ratios to Average Net AssetsG,H
Expenses before reductions	.18%I	.19%	.20%	.15%I
Expenses net of fee waivers, if any	.10%I	.10%	.10%	.10%I
Expenses net of all reductions	.10%I	.10%	.10%	.10%I
Net investment income (loss)	.50%I	.99%	1.07%	1.14%I
Supplemental Data
Net assets, end of period (000 omitted)	$567	$614	$290	$138
Portfolio turnover rateG	36%I	60%	8%	13%I

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.68 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.596 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Multi-Manager 2060 Fund Class L

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.20	$9.24	$10.34	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.10	.10	.08
Net realized and unrealized gain (loss)	.92	1.32	(.52)	.43
Total from investment operations	.95	1.42	(.42)	.51
Distributions from net investment income	–C	(.10)	(.08)	(.08)
Distributions from net realized gain	(.13)	(.36)	(.60)	(.09)
Total distributions	(.13)	(.46)	(.68)	(.17)
Net asset value, end of period	$11.02	$10.20	$9.24	$10.34
Total ReturnD,E	9.43%	15.85%	(4.38)%	5.12%
Ratios to Average Net AssetsF,G
Expenses before reductions	.11%H	.12%	.14%	.14%H
Expenses net of fee waivers, if any	.10%H	.10%	.10%	.10%H
Expenses net of all reductions	.10%H	.10%	.10%	.10%H
Net investment income (loss)	.50%H	.99%	1.08%	1.13%H
Supplemental Data
Net assets, end of period (000 omitted)	$121	$111	$100	$105
Portfolio turnover rateF	36%H	60%	8%	13%H

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Multi-Manager 2060 Fund Class N

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.18	$9.23	$10.33	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.07	.08	.06
Net realized and unrealized gain (loss)	.93	1.33	(.52)	.43
Total from investment operations	.94	1.40	(.44)	.49
Distributions from net investment income	–	(.08)	(.07)	(.07)
Distributions from net realized gain	(.13)	(.36)	(.60)	(.09)
Total distributions	(.13)	(.45)C	(.66)D	(.16)
Net asset value, end of period	$10.99	$10.18	$9.23	$10.33
Total ReturnE,F	9.32%	15.55%	(4.57)%	4.91%
Ratios to Average Net AssetsG,H
Expenses before reductions	.35%I	.37%	.39%	.38%I
Expenses net of fee waivers, if any	.35%I	.35%	.35%	.35%I
Expenses net of all reductions	.35%I	.35%	.35%	.35%I
Net investment income (loss)	.25%I	.74%	.82%	.89%I
Supplemental Data
Net assets, end of period (000 omitted)	$120	$110	$100	$105
Portfolio turnover rateG	36%I	60%	8%	13%I

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.45 per share is comprised of distributions from net investment income of $.081 and distributions from net realized gain of $.364 per share.

 D Total distributions of $.66 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.596 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended September 30, 2017

1. Organization.

Fidelity Multi-Manager Income Fund, Fidelity Multi-Manager 2005 Fund, Fidelity Multi-Manager 2010 Fund, Fidelity Multi-Manager 2015 Fund, Fidelity Multi-Manager 2020 Fund, Fidelity Multi-Manager 2025 Fund, Fidelity Multi-Manager 2030 Fund, Fidelity Multi-Manager 2035 Fund, Fidelity Multi-Manager 2040 Fund, Fidelity Multi-Manager 2045 Fund, Fidelity Multi-Manager 2050 Fund, Fidelity Multi-Manager 2055 Fund and Fidelity Multi-Manager 2060 Fund (the Funds) are funds of Fidelity Boylston Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in affiliated mutual funds and may also invest in unaffiliated mutual funds (the Underlying Funds). The Funds are available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. Each Fund offers Multi-Manager, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective after the close of business on December 1, 2017, each Fund will be closed to new accounts.

2. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Multi-Manager Income Fund	$1,230,071	$44,663	$(5,416)	$39,247
Fidelity Multi-Manager 2005 Fund	425,638	18,620	(3,682)	14,938
Fidelity Multi-Manager 2010 Fund	539,638	38,189	(2,310)	35,879
Fidelity Multi-Manager 2015 Fund	1,422,091	82,019	(10,303)	71,716
Fidelity Multi-Manager 2020 Fund	6,492,583	385,485	(34,700)	350,785
Fidelity Multi-Manager 2025 Fund	2,782,329	197,978	(19,550)	178,428
Fidelity Multi-Manager 2030 Fund	3,086,246	230,280	(20,943)	209,337
Fidelity Multi-Manager 2035 Fund	3,063,945	308,053	(23,540)	284,513
Fidelity Multi-Manager 2040 Fund	2,170,430	212,883	(22,780)	190,103
Fidelity Multi-Manager 2045 Fund	2,405,573	224,151	(22,391)	201,760
Fidelity Multi-Manager 2050 Fund	1,793,541	167,961	(27,633)	140,328
Fidelity Multi-Manager 2055 Fund	1,987,021	182,759	(27,059)	155,700
Fidelity Multi-Manager 2060 Fund	720,109	89,796	(933)	88,863

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryforward
Fidelity Multi-Manager Income Fund	$(4,192)	$–	$(4,192)	$(4,192)
Fidelity Multi-Manager 2010 Fund	(773)	(13,002)	(13,775)	(13,775)
Fidelity Multi-Manager 2015 Fund	(4,185)	(1,552)	(5,737)	(5,737)

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Multi-Manager Income Fund	663,801	492,139
Fidelity Multi-Manager 2005 Fund	105,616	25,835
Fidelity Multi-Manager 2010 Fund	55,736	46,075
Fidelity Multi-Manager 2015 Fund	237,897	73,355
Fidelity Multi-Manager 2020 Fund	1,450,034	711,228
Fidelity Multi-Manager 2025 Fund	845,025	337,100
Fidelity Multi-Manager 2030 Fund	1,319,539	123,068
Fidelity Multi-Manager 2035 Fund	1,047,850	525,130
Fidelity Multi-Manager 2040 Fund	497,716	287,539
Fidelity Multi-Manager 2045 Fund	740,838	622,186
Fidelity Multi-Manager 2050 Fund	369,837	292,140
Fidelity Multi-Manager 2055 Fund	389,979	272,248
Fidelity Multi-Manager 2060 Fund	145,808	233,005

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of Fidelity Management & Research Company (FMR), provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding distribution and service fees, transfer agent fees, compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Each Fund's Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Fidelity Multi-Manager Income Fund
Class N	.25%	$ 134	$ 134
Fidelity Multi-Manager 2005 Fund
Class N	.25%	$ 138	$ 138
Fidelity Multi-Manager 2010 Fund
Class N	.25%	$ 141	$ 141
Fidelity Multi-Manager 2015 Fund
Class N	.25%	$ 143	$ 143
Fidelity Multi-Manager 2020 Fund
Class N	.25%	$ 145	$ 145
Fidelity Multi-Manager 2025 Fund
Class N	.25%	$ 147	$ 147
Fidelity Multi-Manager 2030 Fund
Class N	.25%	$ 150	$ 150
Fidelity Multi-Manager 2035 Fund
Class N	.25%	$ 145	$ 145
Fidelity Multi-Manager 2040 Fund
Class N	.25%	$ 145	$ 145
Fidelity Multi-Manager 2045 Fund
Class N	.25%	$ 145	$ 145
Fidelity Multi-Manager 2050 Fund
Class N	.25%	$ 145	$ 145
Fidelity Multi-Manager 2055 Fund
Class N	.25%	$ 145	$ 145
Fidelity Multi-Manager 2060 Fund
Class N	.25%	$ 144	$ 144

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Fidelity Multi-Manager Income Fund
Multi-Manager Income	$261.06
Class L	27.05
Class N	27.05
	$315
Fidelity Multi-Manager 2005 Fund
Multi-Manager 2005	$53.06
Class L	45.08
Class N	45.08
	$143
Fidelity Multi-Manager 2010 Fund
Multi-Manager 2010	$88.05
Class L	38.07
Class N	37.07
	$163
Fidelity Multi-Manager 2015 Fund
Multi-Manager 2015	$425.08
Class L	47.08
Class N	47.08
	$519
Fidelity Multi-Manager 2020 Fund
Multi-Manager 2020	$2,274.08
Class L	44.08
Class N	43.07
	$2,361
Fidelity Multi-Manager 2025 Fund
Multi-Manager 2025	$1,159.10
Class L	47.08
Class N	47.08
	$1,253
Fidelity Multi-Manager 2030 Fund
Multi-Manager 2030	$1,219.10
Class L	51.08
Class N	51.08
	$1,321
Fidelity Multi-Manager 2035 Fund
Multi-Manager 2035	$1,713.12
Class L	53.09
Class N	52.09
	$1,818
Fidelity Multi-Manager 2040 Fund
Multi-Manager 2040	$1,392.14
Class L	55.09
Class N	55.09
	$1,502
Fidelity Multi-Manager 2045 Fund
Multi-Manager 2045	$1,767.15
Class L	54.09
Class N	54.09
	$1,875
Fidelity Multi-Manager 2050 Fund
Multi-Manager 2050	$1,376.17
Class L	55.09
Class N	55.09
	$1,486
Fidelity Multi-Manager 2055 Fund
Multi-Manager 2055	$1,661.19
Class L	55.09
Class N	55.09
	$1,771
Fidelity Multi-Manager 2060 Fund
Multi-Manager 2060	$526.18
Class L	61.11
Class N	60.10
	$647

 (a) Annualized

5. Expense Reductions.

The investment adviser contractually agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through May 31, 2018. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity Multi-Manager 2030 Fund
Multi-Manager 2030	.10%	$5
Class L	.10%	–
Class N	.35%	–
Fidelity Multi-Manager 2035 Fund
Multi-Manager 2035	.10%	$299
Class L	.10%	–
Class N	.35%	–
Fidelity Multi-Manager 2040 Fund
Multi-Manager 2040	.10%	$436
Class L	.10%	–
Class N	.35%	–
Fidelity Multi-Manager 2045 Fund
Multi-Manager 2045	.10%	$616
Class L	.10%	–
Class N	.35%	–
Fidelity Multi-Manager 2050 Fund
Multi-Manager 2050	.10%	$571
Class L	.10%	–
Class N	.35%	–
Fidelity Multi-Manager 2055 Fund
Multi-Manager 2055	.10%	$775
Class L	.10%	–
Class N	.35%	–
Fidelity Multi-Manager 2060 Fund
Multi-Manager 2060	.10%	$238
Class L	.10%	2
Class N	.35%	2

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2017	Year ended March 31, 2017
Fidelity Multi-Manager Income Fund
From net investment income
Multi-Manager Income	$5,127	$14,871
Class L	609	1,592
Class N	481	1,328
Total	$6,217	$17,791
From net realized gain
Multi-Manager Income	$–	$2,324
Class L	–	273
Class N	–	271
Total	$–	$2,868
Fidelity Multi-Manager 2005 Fund
From net investment income
Multi-Manager 2005	$307	$1,825
Class L	258	1,502
Class N	194	1,231
Total	$759	$4,558
From net realized gain
Multi-Manager 2005	$969	$364
Class L	845	305
Class N	838	303
Total	$2,652	$972
Fidelity Multi-Manager 2010 Fund
From net investment income
Multi-Manager 2010	$688	$5,567
Class L	246	1,761
Class N	173	1,491
Total	$1,107	$8,819
From net realized gain
Multi-Manager 2010	$–	$4,867
Class L	–	1,021
Class N	–	1,016
Total	$–	$6,904
Fidelity Multi-Manager 2015 Fund
From net investment income
Multi-Manager 2015	$2,060	$19,795
Class L	232	1,503
Class N	161	1,237
Total	$2,453	$22,535
From net realized gain
Multi-Manager 2015	$–	$5,801
Class L	–	438
Class N	–	435
Total	$–	$6,674
Fidelity Multi-Manager 2020 Fund
From net investment income
Multi-Manager 2020	$8,359	$54,436
Class L	163	1,380
Class N	91	1,114
Total	$8,613	$56,930
From net realized gain
Multi-Manager 2020	$59,032	$48,280
Class L	1,148	1,203
Class N	1,139	1,196
Total	$61,319	$50,679
Fidelity Multi-Manager 2025 Fund
From net investment income
Multi-Manager 2025	$3,172	$23,916
Class L	162	1,343
Class N	90	1,080
Total	$3,424	$26,339
From net realized gain
Multi-Manager 2025	$48,965	$39,275
Class L	2,500	2,283
Class N	2,481	2,271
Total	$53,946	$43,829
Fidelity Multi-Manager 2030 Fund
From net investment income
Multi-Manager 2030	$1,888	$17,968
Class L	93	1,233
Class N	31	965
Total	$2,012	$20,166
From net realized gain
Multi-Manager 2030	$49,283	$16,879
Class L	2,695	1,142
Class N	2,675	1,136
Total	$54,653	$19,157
Fidelity Multi-Manager 2035 Fund
From net investment income
Multi-Manager 2035	$1,178	$19,096
Class L	39	1,077
Class N	–	836
Total	$1,217	$21,009
From net realized gain
Multi-Manager 2035	$61,708	$55,222
Class L	2,532	3,283
Class N	2,476	3,238
Total	$66,716	$61,743
Fidelity Multi-Manager 2040 Fund
From net investment income
Multi-Manager 2040	$615	$12,607
Class L	39	925
Class N	–	722
Total	$654	$14,254
From net realized gain
Multi-Manager 2040	$50,131	$27,834
Class L	3,147	2,754
Class N	3,088	2,741
Total	$56,366	$33,329
Fidelity Multi-Manager 2045 Fund
From net investment income
Multi-Manager 2045	$787	$16,411
Class L	38	1,024
Class N	–	825
Total	$825	$18,260
From net realized gain
Multi-Manager 2045	$61,363	$53,307
Class L	2,985	3,612
Class N	2,926	3,564
Total	$67,274	$60,483
Fidelity Multi-Manager 2050 Fund
From net investment income
Multi-Manager 2050	$537	$13,759
Class L	39	1,123
Class N	–	900
Total	$576	$15,782
From net realized gain
Multi-Manager 2050	$47,482	$46,725
Class L	3,464	4,026
Class N	3,400	3,986
Total	$54,346	$54,737
Fidelity Multi-Manager 2055 Fund
From net investment income
Multi-Manager 2055	$713	$13,743
Class L	38	1,073
Class N	–	865
Total	$751	$15,681
From net realized gain
Multi-Manager 2055	$50,448	$37,018
Class L	3,368	3,149
Class N	3,347	3,135
Total	$57,163	$43,302
Fidelity Multi-Manager 2060 Fund
From net investment income
Multi-Manager 2060	$179	$3,747
Class L	33	1,040
Class N	–	848
Total	$212	$5,635
From net realized gain
Multi-Manager 2060	$7,749	$12,836
Class L	1,413	3,804
Class N	1,406	3,793
Total	$10,568	$20,433

7. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended September 30, 2017	Year endedMarch 31, 2017	Six months ended September 30, 2017	Year endedMarch 31, 2017
Fidelity Multi-Manager Income Fund
Multi-Manager Income
Shares sold	58,351	46,915	$611,749	$472,923
Reinvestment of distributions	489	1,700	5,127	17,195
Shares redeemed	(42,982)	(48,806)	(450,772)	(493,950)
Net increase (decrease)	15,858	(191)	$166,104	$(3,832)
Class L
Reinvestment of distributions	58	184	$609	$1,865
Shares redeemed	–	(513)	–	(5,076)
Net increase (decrease)	58	(329)	$609	$(3,211)
Class N
Reinvestment of distributions	46	158	$481	$1,599
Shares redeemed	–	(511)	–	(5,047)
Net increase (decrease)	46	(353)	$481	$(3,448)
Fidelity Multi-Manager 2005 Fund
Multi-Manager 2005
Shares sold	7,863	203	$84,084	$2,083
Reinvestment of distributions	120	215	1,276	2,189
Shares redeemed	(802)	(1,434)	(8,516)	(14,619)
Net increase (decrease)	7,181	(1,016)	$76,844	$(10,347)
Class L
Reinvestment of distributions	104	177	$1,103	$1,807
Shares redeemed	–	(513)	–	(5,090)
Net increase (decrease)	104	(336)	$1,103	$(3,283)
Class N
Reinvestment of distributions	98	151	$1,032	$1,534
Shares redeemed	–	(510)	–	(5,061)
Net increase (decrease)	98	(359)	$1,032	$(3,527)
Fidelity Multi-Manager 2010 Fund
Multi-Manager 2010
Shares sold	2,190	14,829	$24,332	$152,555
Reinvestment of distributions	63	1,020	688	10,434
Shares redeemed	(1,930)	(42,194)	(20,939)	(435,825)
Net increase (decrease)	323	(26,345)	$4,081	$(272,836)
Class L
Reinvestment of distributions	22	271	$246	$2,782
Shares redeemed	–	(505)	–	(5,097)
Net increase (decrease)	22	(234)	$246	$(2,315)
Class N
Reinvestment of distributions	16	244	$173	$2,507
Shares redeemed	–	(503)	–	(5,069)
Net increase (decrease)	16	(259)	$173	$(2,562)
Fidelity Multi-Manager 2015 Fund
Multi-Manager 2015
Shares sold	13,685	15,680	$159,080	$168,417
Reinvestment of distributions	183	2,425	2,060	25,596
Shares redeemed	(966)	(70,921)	(11,076)	(754,201)
Net increase (decrease)	12,902	(52,816)	$150,064	$(560,188)
Class L
Reinvestment of distributions	21	184	$232	$1,941
Shares redeemed	–	(502)	–	(5,099)
Net increase (decrease)	21	(318)	$232	$(3,158)
Class N
Reinvestment of distributions	14	158	$161	$1,672
Shares redeemed	–	(500)	–	(5,070)
Net increase (decrease)	14	(342)	$161	$(3,398)
Fidelity Multi-Manager 2020 Fund
Multi-Manager 2020
Shares sold	98,489	182,067	$1,125,110	$1,980,452
Reinvestment of distributions	6,001	9,830	67,391	102,716
Shares redeemed	(41,119)	(103,698)	(465,830)	(1,063,211)
Net increase (decrease)	63,371	88,199	$726,671	$1,019,957
Class L
Reinvestment of distributions	117	247	$1,311	$2,583
Shares redeemed	–	(501)	–	(5,101)
Net increase (decrease)	117	(254)	$1,311	$(2,518)
Class N
Reinvestment of distributions	110	221	$1,230	$2,310
Shares redeemed	–	(499)	–	(5,072)
Net increase (decrease)	110	(278)	$1,230	$(2,762)
Fidelity Multi-Manager 2025 Fund
Multi-Manager 2025
Shares sold	64,771	118,715	$747,838	$1,290,403
Reinvestment of distributions	4,626	5,939	52,137	63,191
Shares redeemed	(23,940)	(102,394)	(274,238)	(1,115,672)
Net increase (decrease)	45,457	22,260	$525,737	$237,922
Class L
Reinvestment of distributions	236	341	$2,662	$3,626
Shares redeemed	–	(494)	–	(5,111)
Net increase (decrease)	236	(153)	$2,662	$(1,485)
Class N
Reinvestment of distributions	228	315	$2,571	$3,351
Shares redeemed	–	(492)	–	(5,082)
Net increase (decrease)	228	(177)	$2,571	$(1,731)
Fidelity Multi-Manager 2030 Fund
Multi-Manager 2030
Shares sold	101,294	53,159	$1,166,718	$561,061
Reinvestment of distributions	4,536	3,263	51,171	34,847
Shares redeemed	(778)	(31,769)	(9,032)	(338,013)
Net increase (decrease)	105,052	24,653	$1,208,857	$257,895
Class L
Reinvestment of distributions	247	223	$2,788	$2,375
Shares redeemed	–	(510)	–	(5,087)
Net increase (decrease)	247	(287)	$2,788	$(2,712)
Class N
Reinvestment of distributions	240	197	$2,706	$2,101
Shares redeemed	–	(508)	–	(5,059)
Net increase (decrease)	240	(311)	$2,706	$(2,958)
Fidelity Multi-Manager 2035 Fund
Multi-Manager 2035
Shares sold	80,526	98,635	$948,723	$1,082,907
Reinvestment of distributions	5,412	6,922	62,886	74,318
Shares redeemed	(39,040)	(53,871)	(462,896)	(584,388)
Net increase (decrease)	46,898	51,686	$548,713	$572,837
Class L
Reinvestment of distributions	221	407	$2,571	$4,360
Shares redeemed	(496)	(493)	(5,727)	(5,068)
Net increase (decrease)	(275)	(86)	$(3,156)	$(708)
Class N
Reinvestment of distributions	214	381	$2,476	$4,074
Shares redeemed	(493)	(491)	(5,681)	(5,040)
Net increase (decrease)	(279)	(110)	$(3,205)	$(966)
Fidelity Multi-Manager 2040 Fund
Multi-Manager 2040
Shares sold	34,884	107,559	$414,497	$1,175,333
Reinvestment of distributions	4,386	3,767	50,746	40,441
Shares redeemed	(19,091)	(30,550)	(227,528)	(328,012)
Net increase (decrease)	20,179	80,776	$237,715	$887,762
Class L
Reinvestment of distributions	275	346	$3,186	$3,679
Shares redeemed	(496)	(495)	(5,729)	(5,068)
Net increase (decrease)	(221)	(149)	$(2,543)	$(1,389)
Class N
Reinvestment of distributions	267	327	$3,088	$3,463
Shares redeemed	(493)	(493)	(5,683)	(5,040)
Net increase (decrease)	(226)	(166)	$(2,595)	$(1,577)
Fidelity Multi-Manager 2045 Fund
Multi-Manager 2045
Shares sold	56,258	96,309	$674,208	$1,071,451
Reinvestment of distributions	5,317	6,406	62,150	69,718
Shares redeemed	(48,422)	(46,068)	(586,605)	(508,122)
Net increase (decrease)	13,153	56,647	$149,753	$633,047
Class L
Reinvestment of distributions	258	427	$3,023	$4,636
Shares redeemed	(491)	(487)	(5,728)	(5,069)
Net increase (decrease)	(233)	(60)	$(2,705)	$(433)
Class N
Reinvestment of distributions	250	405	$2,926	$4,389
Shares redeemed	(488)	(485)	(5,681)	(5,039)
Net increase (decrease)	(238)	(80)	$(2,755)	$(650)
Fidelity Multi-Manager 2050 Fund
Multi-Manager 2050
Shares sold	26,199	63,204	$306,979	$688,219
Reinvestment of distributions	4,220	5,694	48,019	60,484
Shares redeemed	(21,009)	(48,866)	(248,591)	(529,999)
Net increase (decrease)	9,410	20,032	$106,407	$218,704
Class L
Reinvestment of distributions	308	485	$3,503	$5,149
Shares redeemed	(502)	(495)	(5,727)	(5,066)
Net increase (decrease)	(194)	(10)	$(2,224)	$83
Class N
Reinvestment of distributions	299	461	$3,400	$4,886
Shares redeemed	(499)	(493)	(5,681)	(5,039)
Net increase (decrease)	(200)	(32)	$(2,281)	$(153)
Fidelity Multi-Manager 2055 Fund
Multi-Manager 2055
Shares sold	27,620	72,087	$331,624	$801,316
Reinvestment of distributions	4,369	4,677	51,161	50,761
Shares redeemed	(19,461)	(47,501)	(235,101)	(520,703)
Net increase (decrease)	12,528	29,263	$147,684	$331,374
Class L
Reinvestment of distributions	291	390	$3,406	$4,222
Shares redeemed	(489)	(487)	(5,726)	(5,066)
Net increase (decrease)	(198)	(97)	$(2,320)	$(844)
Class N
Reinvestment of distributions	286	370	$3,347	$4,000
Shares redeemed	(486)	(484)	(5,680)	(5,037)
Net increase (decrease)	(200)	(114)	$(2,333)	$(1,037)
Fidelity Multi-Manager 2060 Fund
Multi-Manager 2060
Shares sold	10,273	61,118	$108,555	$594,539
Reinvestment of distributions	768	1,751	7,928	16,583
Shares redeemed	(19,794)	(34,062)	(208,572)	(342,824)
Net increase (decrease)	(8,753)	28,807	$(92,089)	$268,298
Class L
Reinvestment of distributions	140	512	$1,446	$4,844
Shares redeemed	–	(523)	–	(4,767)
Net increase (decrease)	140	(11)	$1,446	$77
Class N
Reinvestment of distributions	136	492	$1,406	$4,641
Shares redeemed	–	(522)	–	(4,749)
Net increase (decrease)	136	(30)	$1,406	$(108)

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares of the following Funds:

Affiliated %
Fidelity Multi-Manager Income Fund	18%
Fidelity Multi-Manager 2005 Fund	76%
Fidelity Multi-Manager 2010 Fund	50%
Fidelity Multi-Manager 2015 Fund	19%
Fidelity Multi-Manager 2040 Fund	13%
Fidelity Multi-Manager 2045 Fund	13%
Fidelity Multi-Manager 2050 Fund	14%
Fidelity Multi-Manager 2055 Fund	11%
Fidelity Multi-Manager 2060 Fund	37%

In September 2017, the Board of Trustees approved a Plan of Liquidation and Dissolution whereby the Funds will distribute all of their net assets to their shareholders on or about December 8, 2017.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2017 to September 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioA	Beginning Account Value April 1, 2017	Ending Account Value September 30, 2017	Expenses Paid During Period-B April 1, 2017 to September 30, 2017
Fidelity Multi-Manager Income Fund
Multi-Manager Income	.06%
Actual		$1,000.00	$1,038.80	$.31
Hypothetical-C		$1,000.00	$1,024.77	$.30
Class L	.05%
Actual		$1,000.00	$1,038.80	$.26
Hypothetical-C		$1,000.00	$1,024.82	$.25
Class N	.30%
Actual		$1,000.00	$1,037.60	$1.53
Hypothetical-C		$1,000.00	$1,023.56	$1.52
Fidelity Multi-Manager 2005 Fund
Multi-Manager 2005	.06%
Actual		$1,000.00	$1,048.50	$.31
Hypothetical-C		$1,000.00	$1,024.77	$.30
Class L	.08%
Actual		$1,000.00	$1,047.50	$.41
Hypothetical-C		$1,000.00	$1,024.67	$.41
Class N	.33%
Actual		$1,000.00	$1,046.90	$1.69
Hypothetical-C		$1,000.00	$1,023.41	$1.67
Fidelity Multi-Manager 2010 Fund
Multi-Manager 2010	.05%
Actual		$1,000.00	$1,056.20	$.26
Hypothetical-C		$1,000.00	$1,024.82	$.25
Class L	.07%
Actual		$1,000.00	$1,056.10	$.36
Hypothetical-C		$1,000.00	$1,024.72	$.36
Class N	.32%
Actual		$1,000.00	$1,054.60	$1.65
Hypothetical-C		$1,000.00	$1,023.46	$1.62
Fidelity Multi-Manager 2015 Fund
Multi-Manager 2015	.08%
Actual		$1,000.00	$1,064.30	$.41
Hypothetical-C		$1,000.00	$1,024.67	$.41
Class L	.08%
Actual		$1,000.00	$1,063.40	$.41
Hypothetical-C		$1,000.00	$1,024.67	$.41
Class N	.33%
Actual		$1,000.00	$1,061.90	$1.71
Hypothetical-C		$1,000.00	$1,023.41	$1.67
Fidelity Multi-Manager 2020 Fund
Multi-Manager 2020	.08%
Actual		$1,000.00	$1,069.50	$.42
Hypothetical-C		$1,000.00	$1,024.67	$.41
Class L	.08%
Actual		$1,000.00	$1,068.60	$.41
Hypothetical-C		$1,000.00	$1,024.67	$.41
Class N	.32%
Actual		$1,000.00	$1,068.00	$1.66
Hypothetical-C		$1,000.00	$1,023.46	$1.62
Fidelity Multi-Manager 2025 Fund
Multi-Manager 2025	.10%
Actual		$1,000.00	$1,074.10	$.52
Hypothetical-C		$1,000.00	$1,024.57	$.51
Class L	.08%
Actual		$1,000.00	$1,074.00	$.42
Hypothetical-C		$1,000.00	$1,024.67	$.41
Class N	.33%
Actual		$1,000.00	$1,072.40	$1.71
Hypothetical-C		$1,000.00	$1,023.41	$1.67
Fidelity Multi-Manager 2030 Fund
Multi-Manager 2030	.10%
Actual		$1,000.00	$1,085.70	$.52
Hypothetical-C		$1,000.00	$1,024.57	$.51
Class L	.08%
Actual		$1,000.00	$1,085.60	$.42
Hypothetical-C		$1,000.00	$1,024.67	$.41
Class N	.33%
Actual		$1,000.00	$1,084.20	$1.72
Hypothetical-C		$1,000.00	$1,023.41	$1.67
Fidelity Multi-Manager 2035 Fund
Multi-Manager 2035	.10%
Actual		$1,000.00	$1,094.50	$.53
Hypothetical-C		$1,000.00	$1,024.57	$.51
Class L	.09%
Actual		$1,000.00	$1,093.40	$.47
Hypothetical-C		$1,000.00	$1,024.62	$.46
Class N	.34%
Actual		$1,000.00	$1,092.00	$1.78
Hypothetical-C		$1,000.00	$1,023.36	$1.72
Fidelity Multi-Manager 2040 Fund
Multi-Manager 2040	.10%
Actual		$1,000.00	$1,094.10	$.52
Hypothetical-C		$1,000.00	$1,024.57	$.51
Class L	.09%
Actual		$1,000.00	$1,094.10	$.47
Hypothetical-C		$1,000.00	$1,024.62	$.46
Class N	.34%
Actual		$1,000.00	$1,093.50	$1.78
Hypothetical-C		$1,000.00	$1,023.36	$1.72
Fidelity Multi-Manager 2045 Fund
Multi-Manager 2045	.10%
Actual		$1,000.00	$1,094.60	$.53
Hypothetical-C		$1,000.00	$1,024.57	$.51
Class L	.09%
Actual		$1,000.00	$1,093.60	$.47
Hypothetical-C		$1,000.00	$1,024.62	$.46
Class N	.34%
Actual		$1,000.00	$1,093.00	$1.78
Hypothetical-C		$1,000.00	$1,023.36	$1.72
Fidelity Multi-Manager 2050 Fund
Multi-Manager 2050	.10%
Actual		$1,000.00	$1,094.50	$.53
Hypothetical-C		$1,000.00	$1,024.57	$.51
Class L	.09%
Actual		$1,000.00	$1,094.50	$.47
Hypothetical-C		$1,000.00	$1,024.62	$.46
Class N	.34%
Actual		$1,000.00	$1,092.90	$1.78
Hypothetical-C		$1,000.00	$1,023.36	$1.72
Fidelity Multi-Manager 2055 Fund
Multi-Manager 2055	.10%
Actual		$1,000.00	$1,094.60	$.53
Hypothetical-C		$1,000.00	$1,024.57	$.51
Class L	.09%
Actual		$1,000.00	$1,093.50	$.47
Hypothetical-C		$1,000.00	$1,024.62	$.46
Class N	.34%
Actual		$1,000.00	$1,093.40	$1.78
Hypothetical-C		$1,000.00	$1,023.36	$1.72
Fidelity Multi-Manager 2060 Fund
Multi-Manager 2060	.10%
Actual		$1,000.00	$1,093.30	$.52
Hypothetical-C		$1,000.00	$1,024.57	$.51
Class L	.10%
Actual		$1,000.00	$1,094.30	$.53
Hypothetical-C		$1,000.00	$1,024.57	$.51
Class N	.35%
Actual		$1,000.00	$1,093.20	$1.84
Hypothetical-C		$1,000.00	$1,023.31	$1.78

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Multi-Manager Target Date Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) with FMR Co., Inc. (FMRC), an affiliate of Fidelity Management & Research Company (FMR), and the administration agreement between FMRC and FMR for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts and administration agreements throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract and administration agreement, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contract and administration agreement. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract and administration agreement. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts and administration agreements. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2017 meeting, the Board unanimously determined to renew each fund's Advisory Contract and administration agreement. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the fact that no fees are payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds. The Board noted that it had approved a proposal to liquidate each fund on or about December 8, 2017.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMRC, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which each fund invests. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering administration, transfer agency, and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the investment adviser about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses, including acquired fund fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one- and three-year periods (for the most recent one-year period for Fidelity Multi-Manager 2060 Fund).

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the funds do not pay FMRC a management fee for investment advisory services, and that each fund bears indirectly the fees and expenses, including the management fees, paid by the underlying Fidelity funds in which it invests. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The Board also noted that over the past few years, Fidelity has been developing and refining the competitive methodology for the funds to provide a more meaningful competitive comparison. As a result, beginning with the 2014 competitive results, instead of including all funds in one competitive mapped group that includes all funds-of-funds, Fidelity introduced three new Total Mapped Groups that consist of target retirement funds, grouped according to target retirement dates. The Board noted that Fidelity believes that the new Total Mapped Groups provide more meaningful competitive comparisons for the funds because they include target date funds, regardless of whether the fund is a fund of funds, and reflect, among other things, that active target date funds with a higher percentage of assets invested in equities tend to have higher expenses. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Fidelity Multi-Manager 2005 Fund

Fidelity Multi-Manager 2010 Fund

Fidelity Multi-Manager 2015 Fund

Fidelity Multi-Manager 2020 Fund

Fidelity Multi-Manager 2025 Fund

Fidelity Multi-Manager 2030 Fund

Fidelity Multi-Manager 2035 Fund

Fidelity Multi-Manager 2040 Fund

Fidelity Multi-Manager 2045 Fund

Fidelity Multi-Manager 2050 Fund

Fidelity Multi-Manager 2055 Fund

Fidelity Multi-Manager 2060 Fund

Fidelity Multi-Manager Income Fund

The Board noted that each fund's management fee rate of 0.00% ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016. The Board further noted that many peer funds pay fund-level expenses, including management fees, to which the funds are not subject.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures, and that while the funds do not pay a management fee, they indirectly bear a portion of the management fees paid by the Fidelity funds in which they invest, some of which are subject to the group fee. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered fund-paid 12b-1 fees and noted that the funds pay transfer agent fees. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions, pursuant to the administration agreement between FMRC and FMR with respect to each fund.

The Board noted that each fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board noted that the total expense ratio of each of the retail class and Class L of each fund ranked below the competitive median for 2016 and the total expense ratio of Class N of each fund ranked above the competitive median for 2016. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class N was above the competitive median primarily because of its 12b-1 fees. The Board noted that when compared to a subset of institutional load competitor funds with a 0.25% 12b-1 fee and when compared to front-end load competitors, the total expense ratio of each class of each fund is below the median.

In considering the total expense ratio of each class of each fund, the Board also considered an alternative competitive analysis that included both top level (i.e., direct) fund fees and acquired fund fees and expenses for the class and the other funds and classes to which it is compared. The Board noted that, under this alternative competitive analysis, the total expense ratio of the retail class and Class L of each of Fidelity Multi-Manager 2005 Fund and Fidelity Multi-Manager Income Fund ranked below the competitive median for 2016 and the retail class and Class L of each other fund ranked above the competitive median for 2016. The Board noted that, for each fund for which the retail class and Class L were above the competitive median, the classes were above the competitive median primarily as a result of higher acquired fund fees and expenses compared to competitor funds. The Board noted that the total expense ratio of Class N of each fund ranked above the competitive median for 2016. The Board noted that, for each fund, Class N was above the competitive median primarily because of its 12b-1 fees. The Board also considered that it had approved a proposal to liquidate each fund in December 2017.

The Board further considered that FMRC has contractually agreed to reimburse the retail class, Class L, and Class N of each fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.10%, 0.10%, and 0.35% through May 31, 2018.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although some classes were above the median of the universe presented for comparison, the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the funds invest.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contract because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests, some of which may benefit from breakpoints under the group fee arrangement.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) the terms of Fidelity's contractual and voluntary expense cap and waiver arrangements with the funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the approach to considering "fall-out" benefits; (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability; (xii) the funds' share class structures and distribution channels, including the impact of the Department of Labor's new fiduciary rule on the funds' distribution arrangements; and (xiii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contract should be renewed.

OLF-SANN-1117
1.954277.104

Fidelity® Multi-Manager Target Date Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 Class L & Class N Semi-Annual Report September 30, 2017

Contents

Fidelity® Multi-Manager Income Fund
Investment Summary
Investments
Financial Statements
Fidelity® Multi-Manager 2005 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Multi-Manager 2010 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Multi-Manager 2015 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Multi-Manager 2020 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Multi-Manager 2025 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Multi-Manager 2030 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Multi-Manager 2035 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Multi-Manager 2040 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Multi-Manager 2045 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Multi-Manager 2050 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Multi-Manager 2055 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Multi-Manager 2060 Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5095 (plan participants) or 1-877-208-0098 (Advisors and Investment Professionals) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Multi-Manager Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers Core Income Multi-Manager Fund Class F	37.4	37.6
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95%	21.0	21.0
Fidelity Series Short-Term Credit Fund	6.8	7.0
Strategic Advisers International Multi-Manager Fund Class F	6.4	5.9
Strategic Advisers Value Multi-Manager Fund Class F	4.2	4.6
Strategic Advisers Core Multi-Manager Fund Class F	4.1	4.6
Strategic Advisers Emerging Markets Fund of Funds Class F	3.9	4.6
Fidelity Series Inflation-Protected Bond Index Fund	3.7	3.9
Strategic Advisers Growth Multi-Manager Fund Class F	3.5	3.9
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	2.1	2.3
	93.1	95.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	15.9%
International Equity Funds	10.5%
Bond Funds	45.8%
Short-Term Funds	27.8%

Six months ago
Domestic Equity Funds	17.1%
International Equity Funds	10.5%
Bond Funds	44.4%
Short-Term Funds	28.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Multi-Manager Income Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.9%
	Shares	Value
Fidelity Series Commodity Strategy Fund (a)	4,910	$25,677
Strategic Advisers Core Multi-Manager Fund Class F (a)	4,040	52,519
Strategic Advisers Growth Multi-Manager Fund Class F (a)	3,087	43,898
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (a)	2,555	26,570
Strategic Advisers Value Multi-Manager Fund Class F (a)	3,361	53,038
TOTAL DOMESTIC EQUITY FUNDS
(Cost $187,085)		201,702

International Equity Funds - 10.5%
Fidelity Series Canada Fund (a)	289	3,072
Strategic Advisers Emerging Markets Fund of Funds Class F (a)	4,355	49,739
Strategic Advisers International Multi-Manager Fund Class F (a)	6,080	80,499
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $110,902)		133,310

Bond Funds - 45.8%
Fidelity Series Emerging Markets Debt Fund (a)	825	8,634
Fidelity Series Floating Rate High Income Fund (a)	327	3,104
Fidelity Series Inflation-Protected Bond Index Fund (a)	4,791	47,388
Fidelity Series International Credit Fund (a)	56	565
Fidelity Series Long-Term Treasury Bond Index Fund (a)	2,509	22,058
Fidelity Series Real Estate Income Fund (a)	561	6,263
Strategic Advisers Core Income Multi-Manager Fund Class F (a)	47,462	474,146
Strategic Advisers Income Opportunities Fund of Funds Class F (a)	1,878	19,151
TOTAL BOND FUNDS
(Cost $572,470)		581,309

Short-Term Funds - 27.8%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95%(a)(b)	266,451	266,451
Fidelity Series Short-Term Credit Fund (a)	8,663	86,546
TOTAL SHORT-TERM FUNDS
(Cost $353,004)		352,997
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,223,461)		1,269,318
NET OTHER ASSETS (LIABILITIES) - 0.0%		(70)
NET ASSETS - 100%		$1,269,248

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95%	$223,605	$137,436	$94,590	$959	$--	$--	$266,451
Fidelity Series Canada Fund	--	3,008	3	--	--	67	3,072
Fidelity Series Commodity Strategy Fund	--	185	55	39	1	872	25,677
Fidelity Series Commodity Strategy Fund Class F	17,894	15,341	7,597	--	(1,373)	409	--
Fidelity Series Emerging Markets Debt Fund	--	44	16	87	--	453	8,634
Fidelity Series Emerging Markets Debt Fund Class F	7,336	3,769	2,680	151	12	(284)	--
Fidelity Series Floating Rate High Income Fund	--	18	7	24	--	6	3,104
Fidelity Series Floating Rate High Income Fund Class F	2,670	1,549	1,117	40	(77)	62	--
Fidelity Series Inflation-Protected Bond Index Fund	--	280	105	13	--	104	47,388
Fidelity Series Inflation-Protected Bond Index Fund Class F	41,134	23,235	17,195	18	(304)	239	--
Fidelity Series International Credit Fund	--	563	1	--	--	3	565
Fidelity Series Long-Term Treasury Bond Index Fund	--	10,387	16	57	--	(117)	22,058
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	11,819	15	30	--	--	--
Fidelity Series Real Estate Income Fund	--	170	13	89	--	43	6,263
Fidelity Series Real Estate Income Fund Class F	5,290	2,893	2,099	60	1	(22)	--
Fidelity Series Short-Term Credit Fund	--	511	191	252	--	(7)	86,546
Fidelity Series Short-Term Credit Fund Class F	74,766	42,724	31,354	389	(34)	131	--
Strategic Advisers Core Income Multi-Manager Fund Class F	399,924	236,813	169,603	4,346	760	6,252	474,146
Strategic Advisers Core Multi-Manager Fund Class F	49,034	29,175	27,584	153	204	1,690	52,519
Strategic Advisers Emerging Markets Fund of Funds Class F	48,903	28,233	34,894	--	1,188	6,309	49,739
Strategic Advisers Growth Multi-Manager Fund Class F	40,894	23,670	24,598	74	(97)	4,029	43,898
Strategic Advisers Income Opportunities Fund of Funds Class F	16,041	9,617	6,740	457	(189)	422	19,151
Strategic Advisers International Multi-Manager Fund Class F	62,879	40,312	30,885	16	258	7,935	80,499
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	24,723	13,925	13,808	0	(1,690)	3,420	26,570
Strategic Advisers Value Multi-Manager Fund Class F	49,167	28,124	26,973	276	461	2,259	53,038
Total	$1,064,260	$663, 801	$492,139	$7,530	$(879)	$34,275	$1,269,318

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager Income Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $1,223,461) — See accompanying schedule		$1,269,318
Receivable for fund shares sold		951
Total assets		1,270,269
Liabilities
Payable for investments purchased	$945
Distribution and service plan fees payable	23
Other affiliated payables	53
Total liabilities		1,021
Net Assets		$1,269,248
Net Assets consist of:
Paid in capital		$1,227,323
Undistributed net investment income		614
Accumulated undistributed net realized gain (loss) on investments		(4,546)
Net unrealized appreciation (depreciation) on investments		45,857
Net Assets		$1,269,248
Multi-Manager Income:
Net Asset Value, offering price and redemption price per share ($1,049,587 ÷ 98,541 shares)		$10.65
Class L:
Net Asset Value, offering price and redemption price per share ($110,358 ÷ 10,359 shares)		$10.65
Class N:
Net Asset Value, offering price and redemption price per share ($109,303 ÷ 10,267 shares)		$10.65

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$7,530
Expenses
Transfer agent fees	$315
Distribution and service plan fees	134
Independent trustees' fees and expenses	2
Total expenses		451
Net investment income (loss)		7,079
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(879)
Capital gain distributions from underlying funds	3,602
Total net realized gain (loss)		2,723
Change in net unrealized appreciation (depreciation) on underlying funds		34,275
Net gain (loss)		36,998
Net increase (decrease) in net assets resulting from operations		$44,077

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,079	$17,435
Net realized gain (loss)	2,723	9,569
Change in net unrealized appreciation (depreciation)	34,275	36,484
Net increase (decrease) in net assets resulting from operations	44,077	63,488
Distributions to shareholders from net investment income	(6,217)	(17,791)
Distributions to shareholders from net realized gain	–	(2,868)
Total distributions	(6,217)	(20,659)
Share transactions - net increase (decrease)	167,194	(10,491)
Total increase (decrease) in net assets	205,054	32,338
Net Assets
Beginning of period	1,064,194	1,031,856
End of period	$1,269,248	$1,064,194
Other Information
Undistributed net investment income end of period	$614	$–
Distributions in excess of net investment income end of period	$–	$(248)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Multi-Manager Income Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.31	$9.91	$10.33	$10.29	$10.14	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.15	.17	.18	.14	.04
Net realized and unrealized gain (loss)	.33	.43	(.24)	.22	.24	.13
Total from investment operations	.40	.58	(.07)	.40	.38	.17
Distributions from net investment income	(.06)	(.16)C	(.16)	(.19)	(.12)	(.03)
Distributions from net realized gain	–	(.03)C	(.19)	(.18)	(.11)	–
Total distributions	(.06)	(.18)D	(.35)	(.36)E	(.23)	(.03)
Net asset value, end of period	$10.65	$10.31	$9.91	$10.33	$10.29	$10.14
Total ReturnF,G	3.88%	5.92%	(.65)%	3.98%	3.79%	1.71%
Ratios to Average Net AssetsH,I
Expenses before reductions	.06%J	.05%	.05%	.05%	.06%	.15%J
Expenses net of fee waivers, if any	.06%J	.05%	.05%	.05%	.06%	.06%J
Expenses net of all reductions	.06%J	.05%	.05%	.05%	.06%	.06%J
Net investment income (loss)	1.27%J	1.46%	1.66%	1.77%	1.43%	1.52%J
Supplemental Data
Net assets, end of period (000 omitted)	$1,050	$853	$822	$921	$702	$102
Portfolio turnover rateH	87%J	49%	44%	23%	40%	0%K

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.18 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.027 per share.

 E Total distributions of $.36 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.177 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Multi-Manager Income Fund Class L

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.31	$9.92	$10.33	$10.29	$10.19
Income from Investment Operations
Net investment income (loss)B	.07	.15	.17	.18	.05
Net realized and unrealized gain (loss)	.33	.42	(.23)	.22	.15
Total from investment operations	.40	.57	(.06)	.40	.20
Distributions from net investment income	(.06)	(.16)C	(.16)	(.19)	(.04)
Distributions from net realized gain	–	(.03)C	(.19)	(.18)	(.06)
Total distributions	(.06)	(.18)D	(.35)	(.36)E	(.10)
Net asset value, end of period	$10.65	$10.31	$9.92	$10.33	$10.29
Total ReturnF	3.88%	5.83%	(.57)%	3.97%	2.00%
Ratios to Average Net AssetsG,H
Expenses before reductions	.05%I	.05%	.05%	.06%	.06%I
Expenses net of fee waivers, if any	.05%I	.05%	.05%	.06%	.06%I
Expenses net of all reductions	.05%I	.05%	.05%	.06%	.06%I
Net investment income (loss)	1.27%I	1.47%	1.66%	1.77%	1.62%I
Supplemental Data
Net assets, end of period (000 omitted)	$110	$106	$105	$106	$102
Portfolio turnover rateG	87%I	49%	44%	23%	40%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.18 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.027 per share.

 E Total distributions of $.36 per share is comprised of distributions from net investment income of $.185 and distributions from net realized gain of $.177 per share.

 F Total returns for periods of less than one year are not annualized.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Multi-Manager Income Fund Class N

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.31	$9.91	$10.33	$10.29	$10.19
Income from Investment Operations
Net investment income (loss)B	.05	.12	.14	.16	.04
Net realized and unrealized gain (loss)	.34	.44	(.23)	.22	.16
Total from investment operations	.39	.56	(.09)	.38	.20
Distributions from net investment income	(.05)	(.13)C	(.14)	(.16)	(.04)
Distributions from net realized gain	–	(.03)C	(.19)	(.18)	(.06)
Total distributions	(.05)	(.16)	(.33)	(.34)	(.10)
Net asset value, end of period	$10.65	$10.31	$9.91	$10.33	$10.29
Total ReturnD	3.76%	5.67%	(.90)%	3.71%	1.94%
Ratios to Average Net AssetsE,F
Expenses before reductions	.30%G	.30%	.30%	.31%	.32%G
Expenses net of fee waivers, if any	.30%G	.30%	.30%	.31%	.32%G
Expenses net of all reductions	.30%G	.30%	.30%	.31%	.32%G
Net investment income (loss)	1.02%G	1.22%	1.41%	1.52%	1.36%G
Supplemental Data
Net assets, end of period (000 omitted)	$109	$105	$105	$106	$102
Portfolio turnover rateE	87%G	49%	44%	23%	40%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers Core Income Multi-Manager Fund Class F	33.7	33.7
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95%	16.3	15.9
Strategic Advisers International Multi-Manager Fund Class F	8.6	8.4
Strategic Advisers Value Multi-Manager Fund Class F	6.3	6.9
Strategic Advisers Core Multi-Manager Fund Class F	6.3	6.9
Strategic Advisers Growth Multi-Manager Fund Class F	5.3	5.7
Fidelity Series Short-Term Credit Fund	5.1	5.3
Strategic Advisers Emerging Markets Fund of Funds Class F	4.8	5.6
Fidelity Series Inflation-Protected Bond Index Fund	3.3	3.4
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	3.2	3.5
	92.9	95.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	23.1%
International Equity Funds	13.8%
Bond Funds	41.7%
Short-Term Funds	21.4%

Six months ago
Domestic Equity Funds	24.7%
International Equity Funds	14.0%
Bond Funds	40.1%
Short-Term Funds	21.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Multi-Manager 2005 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 23.1%
	Shares	Value
Fidelity Series Commodity Strategy Fund (a)	1,697	$8,876
Strategic Advisers Core Multi-Manager Fund Class F (a)	2,133	27,724
Strategic Advisers Growth Multi-Manager Fund Class F (a)	1,636	23,266
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (a)	1,345	13,984
Strategic Advisers Value Multi-Manager Fund Class F (a)	1,770	27,938
TOTAL DOMESTIC EQUITY FUNDS
(Cost $95,793)		101,788

International Equity Funds - 13.8%
Fidelity Series Canada Fund (a)	159	1,690
Strategic Advisers Emerging Markets Fund of Funds Class F (a)	1,861	21,258
Strategic Advisers International Multi-Manager Fund Class F (a)	2,855	37,804
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $52,241)		60,752

Bond Funds - 41.7%
Fidelity Series Emerging Markets Debt Fund (a)	279	2,914
Fidelity Series Floating Rate High Income Fund (a)	113	1,069
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,457	14,407
Fidelity Series International Credit Fund (a)	22	218
Fidelity Series Long-Term Treasury Bond Index Fund (a)	913	8,027
Fidelity Series Real Estate Income Fund (a)	191	2,129
Strategic Advisers Core Income Multi-Manager Fund Class F (a)	14,851	148,365
Strategic Advisers Income Opportunities Fund of Funds Class F (a)	647	6,603
TOTAL BOND FUNDS
(Cost $181,370)		183,732

Short-Term Funds - 21.4%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95%(a)(b)	71,628	71,628
Fidelity Series Short-Term Credit Fund (a)	2,270	22,676
TOTAL SHORT-TERM FUNDS
(Cost $94,304)		94,304
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $423,708)		440,576
NET OTHER ASSETS (LIABILITIES) - 0.0%		(41)
NET ASSETS - 100%		$440,535

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95%	$55,252	$17,739	$1,363	$255	$--	$--	$71,628
Fidelity Series Canada Fund	--	1,655	--	--	--	35	1,690
Fidelity Series Commodity Strategy Fund	--	35	--	14	--	(703)	8,876
Fidelity Series Commodity Strategy Fund Class F	5,909	3,058	150	--	(1)	728	--
Fidelity Series Emerging Markets Debt Fund	--	6	--	30	--	113	2,914
Fidelity Series Emerging Markets Debt Fund Class F	2,350	547	51	50	(2)	(49)	--
Fidelity Series Floating Rate High Income Fund	--	3	--	9	--	(61)	1,069
Fidelity Series Floating Rate High Income Fund Class F	870	219	21	13	(1)	60	--
Fidelity Series Inflation-Protected Bond Index Fund	--	37	1	4	--	(365)	14,407
Fidelity Series Inflation-Protected Bond Index Fund Class F	11,811	2,814	287	5	(46)	444	--
Fidelity Series International Credit Fund	--	217	--	--	--	1	218
Fidelity Series Long-Term Treasury Bond Index Fund	--	3,954	--	21	--	(34)	8,027
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	4,126	19	11	--	--	--
Fidelity Series Real Estate Income Fund	--	51	--	30	--	13	2,129
Fidelity Series Real Estate Income Fund Class F	1,703	408	40	19	--	(6)	--
Fidelity Series Short-Term Credit Fund	--	59	1	69	--	--	22,676
Fidelity Series Short-Term Credit Fund Class F	18,475	4,563	453	99	--	33	--
Strategic Advisers Core Income Multi-Manager Fund Class F	116,983	32,174	2,873	1,337	(3)	2,084	148,365
Strategic Advisers Core Multi-Manager Fund Class F	23,861	6,418	3,298	93	54	689	27,724
Strategic Advisers Emerging Markets Fund of Funds Class F	19,404	4,710	6,046	--	544	2,646	21,258
Strategic Advisers Growth Multi-Manager Fund Class F	19,900	4,943	3,476	44	(29)	1,928	23,266
Strategic Advisers Income Opportunities Fund of Funds Class F	5,236	1,416	127	155	(3)	81	6,603
Strategic Advisers International Multi-Manager Fund Class F	29,027	7,955	3,035	8	18	3,839	37,804
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	12,030	2,774	1,624	--	(191)	995	13,984
Strategic Advisers Value Multi-Manager Fund Class F	23,926	5,735	2,970	159	126	1,121	27,938
Total	$346,737	$105,616	$25,835	$2,425	$466	$13,592	$440,576

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $423,708) — See accompanying schedule		$440,576
Receivable for fund shares sold		44
Total assets		440,620
Liabilities
Payable for investments purchased	$45
Distribution and service plan fees payable	23
Other affiliated payables	17
Total liabilities		85
Net Assets		$440,535
Net Assets consist of:
Paid in capital		$421,174
Undistributed net investment income		2,070
Accumulated undistributed net realized gain (loss) on investments		423
Net unrealized appreciation (depreciation) on investments		16,868
Net Assets		$440,535
Multi-Manager 2005:
Net Asset Value, offering price and redemption price per share ($213,843 ÷ 19,526 shares)		$10.95
Class L:
Net Asset Value, offering price and redemption price per share ($113,886 ÷ 10,407 shares)		$10.94
Class N:
Net Asset Value, offering price and redemption price per share ($112,806 ÷ 10,323 shares)		$10.93

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$2,425
Expenses
Transfer agent fees	$143
Distribution and service plan fees	138
Independent trustees' fees and expenses	1
Total expenses		282
Net investment income (loss)		2,143
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	466
Capital gain distributions from underlying funds	2,065
Total net realized gain (loss)		2,531
Change in net unrealized appreciation (depreciation) on underlying funds		13,592
Net gain (loss)		16,123
Net increase (decrease) in net assets resulting from operations		$18,266

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,143	$4,501
Net realized gain (loss)	2,531	6,313
Change in net unrealized appreciation (depreciation)	13,592	13,754
Net increase (decrease) in net assets resulting from operations	18,266	24,568
Distributions to shareholders from net investment income	(759)	(4,558)
Distributions to shareholders from net realized gain	(2,652)	(972)
Total distributions	(3,411)	(5,530)
Share transactions - net increase (decrease)	78,979	(17,157)
Total increase (decrease) in net assets	93,834	1,881
Net Assets
Beginning of period	346,701	344,820
End of period	$440,535	$346,701
Other Information
Undistributed net investment income end of period	$2,070	$686

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Multi-Manager 2005 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.55	$9.98	$10.58	$10.65	$10.27	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.15	.16	.19	.14	.05
Net realized and unrealized gain (loss)	.45	.60	(.30)	.31	.49	.22
Total from investment operations	.51	.75	(.14)	.50	.63	.27
Distributions from net investment income	(.03)	(.15)	(.16)	(.19)	(.10)	–
Distributions from net realized gain	(.08)	(.03)	(.30)	(.39)	(.15)	–
Total distributions	(.11)	(.18)	(.46)	(.57)C	(.25)	–
Net asset value, end of period	$10.95	$10.55	$9.98	$10.58	$10.65	$10.27
Total ReturnD,E	4.85%	7.57%	(1.34)%	4.83%	6.18%	2.70%
Ratios to Average Net AssetsF,G
Expenses before reductions	.06%H	.07%	.06%	.05%	.06%	.15%H
Expenses net of fee waivers, if any	.06%H	.07%	.06%	.05%	.06%	.06%H
Expenses net of all reductions	.06%H	.07%	.06%	.05%	.06%	.06%H
Net investment income (loss)	1.18%H	1.42%	1.63%	1.76%	1.32%	1.63%H
Supplemental Data
Net assets, end of period (000 omitted)	$214	$130	$133	$120	$115	$103
Portfolio turnover rateF	13%H	15%	48%	17%	44%	1%I

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.57 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.385 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Multi-Manager 2005 Fund Class L

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.55	$9.97	$10.57	$10.64	$10.51
Income from Investment Operations
Net investment income (loss)B	.06	.14	.16	.18	.06
Net realized and unrealized gain (loss)	.44	.62	(.30)	.32	.22
Total from investment operations	.50	.76	(.14)	.50	.28
Distributions from net investment income	(.03)	(.15)	(.16)	(.18)	(.06)
Distributions from net realized gain	(.08)	(.03)	(.30)	(.39)	(.09)
Total distributions	(.11)	(.18)	(.46)	(.57)	(.15)
Net asset value, end of period	$10.94	$10.55	$9.97	$10.57	$10.64
Total ReturnC,D	4.75%	7.67%	(1.39)%	4.79%	2.64%
Ratios to Average Net AssetsE,F
Expenses before reductions	.08%G	.09%	.09%	.10%	.07%G
Expenses net of fee waivers, if any	.08%G	.09%	.09%	.10%	.07%G
Expenses net of all reductions	.08%G	.09%	.09%	.10%	.07%G
Net investment income (loss)	1.16%G	1.40%	1.59%	1.71%	1.90%G
Supplemental Data
Net assets, end of period (000 omitted)	$114	$109	$106	$108	$103
Portfolio turnover rateE	13%G	15%	48%	17%	44%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Multi-Manager 2005 Fund Class N

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.54	$9.96	$10.56	$10.63	$10.51
Income from Investment Operations
Net investment income (loss)B	.05	.12	.14	.16	.05
Net realized and unrealized gain (loss)	.44	.61	(.31)	.31	.21
Total from investment operations	.49	.73	(.17)	.47	.26
Distributions from net investment income	(.02)	(.12)	(.13)	(.16)	(.06)
Distributions from net realized gain	(.08)	(.03)	(.30)	(.39)	(.09)
Total distributions	(.10)	(.15)	(.43)	(.54)C	(.14)D
Net asset value, end of period	$10.93	$10.54	$9.96	$10.56	$10.63
Total ReturnE,F	4.69%	7.41%	(1.64)%	4.53%	2.52%
Ratios to Average Net AssetsG,H
Expenses before reductions	.33%I	.34%	.34%	.35%	.33%I
Expenses net of fee waivers, if any	.33%I	.34%	.34%	.35%	.33%I
Expenses net of all reductions	.33%I	.34%	.34%	.35%	.33%I
Net investment income (loss)	.91%I	1.15%	1.34%	1.46%	1.65%I
Supplemental Data
Net assets, end of period (000 omitted)	$113	$108	$105	$107	$103
Portfolio turnover rateG	13%I	15%	48%	17%	44%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.54 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.385 per share.

 D Total distributions of $.14 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.088 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers Core Income Multi-Manager Fund Class F	30.2	30.3
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95%	12.5	12.1
Strategic Advisers International Multi-Manager Fund Class F	10.5	10.4
Strategic Advisers Value Multi-Manager Fund Class F	8.2	8.8
Strategic Advisers Core Multi-Manager Fund Class F	8.2	8.7
Strategic Advisers Growth Multi-Manager Fund Class F	6.8	7.3
Strategic Advisers Emerging Markets Fund of Funds Class F	5.7	6.5
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	4.1	4.4
Fidelity Series Short-Term Credit Fund	3.9	4.1
Fidelity Series Inflation-Protected Bond Index Fund	2.6	2.8
	92.7	95.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	29.3%
International Equity Funds	16.7%
Bond Funds	37.6%
Short-Term Funds	16.4%

Six months ago
Domestic Equity Funds	30.9%
International Equity Funds	16.9%
Bond Funds	36.0%
Short-Term Funds	16.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Multi-Manager 2010 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 29.3%
	Shares	Value
Fidelity Series Commodity Strategy Fund (a)	2,207	$11,544
Strategic Advisers Core Multi-Manager Fund Class F (a)	3,605	46,866
Strategic Advisers Growth Multi-Manager Fund Class F (a)	2,755	39,177
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (a)	2,281	23,722
Strategic Advisers Value Multi-Manager Fund Class F (a)	2,993	47,227
TOTAL DOMESTIC EQUITY FUNDS
(Cost $153,570)		168,536

International Equity Funds - 16.7%
Fidelity Series Canada Fund (a)	248	2,636
Strategic Advisers Emerging Markets Fund of Funds Class F (a)	2,870	32,770
Strategic Advisers International Multi-Manager Fund Class F (a)	4,571	60,516
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $77,645)		95,922

Bond Funds - 37.6%
Fidelity Series Emerging Markets Debt Fund (a)	380	3,978
Fidelity Series Floating Rate High Income Fund (a)	146	1,385
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,528	15,117
Fidelity Series International Credit Fund (a)	28	279
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,197	10,523
Fidelity Series Real Estate Income Fund (a)	250	2,795
Strategic Advisers Core Income Multi-Manager Fund Class F (a)	17,400	173,829
Strategic Advisers Income Opportunities Fund of Funds Class F (a)	840	8,566
TOTAL BOND FUNDS
(Cost $212,674)		216,472

Short-Term Funds - 16.4%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95%(a)(b)	72,164	72,164
Fidelity Series Short-Term Credit Fund (a)	2,245	22,423
TOTAL SHORT-TERM FUNDS
(Cost $94,568)		94,587
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $538,457)		575,517
NET OTHER ASSETS (LIABILITIES) - 0.0%		(47)
NET ASSETS - 100%		$575,470

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95%	$65,987	$8,761	$2,584	$273	$--	$--	$72,164
Fidelity Series Canada Fund	--	2,581	--	--	--	55	2,636
Fidelity Series Commodity Strategy Fund	--	75	28	18	1	(100)	11,544
Fidelity Series Commodity Strategy Fund Class F	9,183	2,680	342	--	13	62	--
Fidelity Series Emerging Markets Debt Fund	--	17	8	41	--	211	3,978
Fidelity Series Emerging Markets Debt Fund Class F	3,796	205	118	76	--	(125)	--
Fidelity Series Floating Rate High Income Fund	--	7	3	11	--	(54)	1,385
Fidelity Series Floating Rate High Income Fund Class F	1,361	72	49	20	(3)	54	--
Fidelity Series Inflation-Protected Bond Index Fund	--	78	38	4	--	64	15,117
Fidelity Series Inflation-Protected Bond Index Fund Class F	14,997	596	540	6	(4)	(36)	--
Fidelity Series International Credit Fund	--	278	--	--	--	1	279
Fidelity Series Long-Term Treasury Bond Index Fund	--	5,209	--	27	--	(46)	10,523
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	5,378	18	14	--	--	--
Fidelity Series Real Estate Income Fund	--	74	6	40	--	32	2,795
Fidelity Series Real Estate Income Fund Class F	2,677	129	92	29	--	(19)	--
Fidelity Series Short-Term Credit Fund	--	120	58	68	--	19	22,423
Fidelity Series Short-Term Credit Fund Class F	22,131	999	804	111	(1)	17	--
Strategic Advisers Core Income Multi-Manager Fund Class F	164,190	13,374	6,389	1,705	15	2,639	173,829
Strategic Advisers Core Multi-Manager Fund Class F	47,365	3,746	5,793	152	(1)	1,549	46,866
Strategic Advisers Emerging Markets Fund of Funds Class F	35,028	1,473	8,790	--	898	4,161	32,770
Strategic Advisers Growth Multi-Manager Fund Class F	39,502	2,498	6,346	72	(92)	3,615	39,177
Strategic Advisers Income Opportunities Fund of Funds Class F	8,188	588	315	222	(8)	113	8,566
Strategic Advisers International Multi-Manager Fund Class F	56,546	2,835	5,622	14	46	6,711	60,516
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	23,879	1,259	2,841	--	(195)	1,620	23,722
Strategic Advisers Value Multi-Manager Fund Class F	47,492	2,704	5,291	265	232	2,090	47,227
Total	$542,322	$55,736	$46,075	$3,168	$901	$22,633	$575,517

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $538,457) — See accompanying schedule		$575,517
Receivable for fund shares sold		114
Total assets		575,631
Liabilities
Payable for investments purchased	$114
Distribution and service plan fees payable	24
Other affiliated payables	23
Total liabilities		161
Net Assets		$575,470
Net Assets consist of:
Paid in capital		$546,891
Undistributed net investment income		2,777
Accumulated undistributed net realized gain (loss) on investments		(11,258)
Net unrealized appreciation (depreciation) on investments		37,060
Net Assets		$575,470
Multi-Manager 2010:
Net Asset Value, offering price and redemption price per share ($343,133 ÷ 30,221 shares)		$11.35
Class L:
Net Asset Value, offering price and redemption price per share ($116,726 ÷ 10,279 shares)		$11.36
Class N:
Net Asset Value, offering price and redemption price per share ($115,611 ÷ 10,194 shares)		$11.34

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$3,168
Expenses
Transfer agent fees	$163
Distribution and service plan fees	141
Independent trustees' fees and expenses	1
Total expenses		305
Net investment income (loss)		2,863
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	901
Capital gain distributions from underlying funds	3,402
Total net realized gain (loss)		4,303
Change in net unrealized appreciation (depreciation) on underlying funds		22,633
Net gain (loss)		26,936
Net increase (decrease) in net assets resulting from operations		$29,799

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,863	$8,456
Net realized gain (loss)	4,303	(7,491)
Change in net unrealized appreciation (depreciation)	22,633	51,900
Net increase (decrease) in net assets resulting from operations	29,799	52,865
Distributions to shareholders from net investment income	(1,107)	(8,819)
Distributions to shareholders from net realized gain	–	(6,904)
Total distributions	(1,107)	(15,723)
Share transactions - net increase (decrease)	4,500	(277,713)
Total increase (decrease) in net assets	33,192	(240,571)
Net Assets
Beginning of period	542,278	782,849
End of period	$575,470	$542,278
Other Information
Undistributed net investment income end of period	$2,777	$1,021

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Multi-Manager 2010 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.77	$10.14	$10.87	$10.87	$10.35	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.14	.16	.19	.15	.05
Net realized and unrealized gain (loss)	.54	.77	(.35)	.37	.67	.30
Total from investment operations	.60	.91	(.19)	.56	.82	.35
Distributions from net investment income	(.02)	(.17)	(.17)	(.17)	(.12)	–
Distributions from net realized gain	–	(.10)	(.37)	(.40)	(.18)	–
Total distributions	(.02)	(.28)C	(.54)	(.56)D	(.30)	–
Net asset value, end of period	$11.35	$10.77	$10.14	$10.87	$10.87	$10.35
Total ReturnE,F	5.62%	9.08%	(1.85)%	5.31%	8.00%	3.50%
Ratios to Average Net AssetsG,H
Expenses before reductions	.05%I	.05%	.05%	.05%	.06%	.17%I
Expenses net of fee waivers, if any	.05%I	.05%	.05%	.05%	.06%	.06%I
Expenses net of all reductions	.05%I	.05%	.05%	.05%	.06%	.06%I
Net investment income (loss)	1.10%I	1.37%	1.58%	1.73%	1.45%	1.87%I
Supplemental Data
Net assets, end of period (000 omitted)	$343	$322	$571	$550	$277	$104
Portfolio turnover rateG	17%I	37%	32%	15%	24%	1%J

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.28 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.102 per share.

 D Total distributions of $.56 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.397 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Multi-Manager 2010 Fund Class L

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.78	$10.15	$10.88	$10.87	$10.73
Income from Investment Operations
Net investment income (loss)B	.06	.14	.16	.19	.07
Net realized and unrealized gain (loss)	.54	.77	(.35)	.38	.25
Total from investment operations	.60	.91	(.19)	.57	.32
Distributions from net investment income	(.02)	(.18)	(.16)	(.16)	(.07)
Distributions from net realized gain	–	(.10)	(.37)	(.40)	(.11)
Total distributions	(.02)	(.28)	(.54)C	(.56)	(.18)
Net asset value, end of period	$11.36	$10.78	$10.15	$10.88	$10.87
Total ReturnD	5.61%	9.08%	(1.86)%	5.37%	2.97%
Ratios to Average Net AssetsE,F
Expenses before reductions	.07%G	.06%	.06%	.07%	.07%G
Expenses net of fee waivers, if any	.07%G	.06%	.06%	.07%	.07%G
Expenses net of all reductions	.07%G	.06%	.06%	.07%	.07%G
Net investment income (loss)	1.08%G	1.36%	1.56%	1.71%	1.96%G
Supplemental Data
Net assets, end of period (000 omitted)	$117	$111	$106	$108	$103
Portfolio turnover rateE	17%G	37%	32%	15%	24%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.54 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.371 per share.

 D Total returns for periods of less than one year are not annualized.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Multi-Manager 2010 Fund Class N

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.77	$10.14	$10.87	$10.87	$10.73
Income from Investment Operations
Net investment income (loss)B	.05	.12	.14	.16	.06
Net realized and unrealized gain (loss)	.54	.76	(.36)	.37	.25
Total from investment operations	.59	.88	(.22)	.53	.31
Distributions from net investment income	(.02)	(.15)	(.14)	(.14)	(.07)
Distributions from net realized gain	–	(.10)	(.37)	(.40)	(.11)
Total distributions	(.02)	(.25)	(.51)	(.53)C	(.17)D
Net asset value, end of period	$11.34	$10.77	$10.14	$10.87	$10.87
Total ReturnE	5.46%	8.82%	(2.11)%	5.01%	2.95%
Ratios to Average Net AssetsF,G
Expenses before reductions	.32%H	.31%	.31%	.32%	.32%H
Expenses net of fee waivers, if any	.32%H	.31%	.31%	.32%	.32%H
Expenses net of all reductions	.32%H	.31%	.31%	.32%	.32%H
Net investment income (loss)	.83%H	1.11%	1.31%	1.46%	1.70%H
Supplemental Data
Net assets, end of period (000 omitted)	$116	$110	$106	$108	$103
Portfolio turnover rateF	17%H	37%	32%	15%	24%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.53 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.397 per share.

 D Total distributions of $.17 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.108 per share.

 E Total returns for periods of less than one year are not annualized.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers Core Income Multi-Manager Fund Class F	26.6	26.7
Strategic Advisers International Multi-Manager Fund Class F	12.5	12.5
Strategic Advisers Value Multi-Manager Fund Class F	10.1	10.6
Strategic Advisers Core Multi-Manager Fund Class F	10.0	10.6
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95%	9.1	8.7
Strategic Advisers Growth Multi-Manager Fund Class F	8.4	8.9
Strategic Advisers Emerging Markets Fund of Funds Class F	6.4	7.1
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	5.1	5.4
Fidelity Series Short-Term Credit Fund	2.8	2.9
Fidelity Series Commodity Strategy Fund	2.0	1.7
	93.0	95.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	35.6%
International Equity Funds	19.4%
Bond Funds	33.1%
Short-Term Funds	11.9%

Six months ago
Domestic Equity Funds	37.2%
International Equity Funds	19.6%
Bond Funds	31.6%
Short-Term Funds	11.6%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Multi-Manager 2015 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.6%
	Shares	Value
Fidelity Series Commodity Strategy Fund (a)	5,703	$29,826
Strategic Advisers Core Multi-Manager Fund Class F (a)	11,523	149,798
Strategic Advisers Growth Multi-Manager Fund Class F (a)	8,798	125,113
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (a)	7,301	75,929
Strategic Advisers Value Multi-Manager Fund Class F (a)	9,574	151,072
TOTAL DOMESTIC EQUITY FUNDS
(Cost $502,637)		531,738

International Equity Funds - 19.4%
Fidelity Series Canada Fund (a)	712	7,571
Strategic Advisers Emerging Markets Fund of Funds Class F (a)	8,315	94,953
Strategic Advisers International Multi-Manager Fund Class F (a)	14,120	186,952
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $250,033)		289,476

Bond Funds - 33.1%
Fidelity Series Emerging Markets Debt Fund (a)	955	9,994
Fidelity Series Floating Rate High Income Fund (a)	377	3,579
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,801	27,698
Fidelity Series International Credit Fund (a)	67	671
Fidelity Series Long-Term Treasury Bond Index Fund (a)	3,093	27,187
Fidelity Series Real Estate Income Fund (a)	638	7,122
Strategic Advisers Core Income Multi-Manager Fund Class F (a)	39,724	396,845
Strategic Advisers Income Opportunities Fund of Funds Class F (a)	2,167	22,107
TOTAL BOND FUNDS
(Cost $487,502)		495,203

Short-Term Funds - 11.9%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95% (a)(b)	135,699	135,699
Fidelity Series Short-Term Credit Fund (a)	4,173	41,691
TOTAL SHORT-TERM FUNDS
(Cost $177,411)		177,390
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,417,583)		1,493,807
NET OTHER ASSETS (LIABILITIES) - 0.0%		(107)
NET ASSETS - 100%		$1,493,700

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95%	$110,135	$26,583	$1,019	$477	$--	$--	$135,699
Fidelity Series Canada Fund	--	7,394	--	--	--	177	7,571
Fidelity Series Commodity Strategy Fund	--	2,698	107	46	(12)	(171)	29,826
Fidelity Series Commodity Strategy Fund Class F	21,455	5,949	103	--	(1)	118	--
Fidelity Series Emerging Markets Debt Fund	--	796	32	99	--	440	9,994
Fidelity Series Emerging Markets Debt Fund Class F	8,732	337	36	178	--	(243)	--
Fidelity Series Floating Rate High Income Fund	--	331	13	28	--	(207)	3,579
Fidelity Series Floating Rate High Income Fund Class F	3,172	112	15	47	--	199	--
Fidelity Series Inflation-Protected Bond Index Fund	--	2,586	104	7	--	201	27,698
Fidelity Series Inflation-Protected Bond Index Fund Class F	24,797	525	117	10	(1)	(189)	--
Fidelity Series International Credit Fund	--	668	--	--	--	3	671
Fidelity Series Long-Term Treasury Bond Index Fund	--	14,683	51	66	(1)	(154)	27,187
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	12,712	2	36	--	--	--
Fidelity Series Real Estate Income Fund	--	766	25	93	--	100	7,122
Fidelity Series Real Estate Income Fund Class F	6,185	192	28	68	--	(68)	--
Fidelity Series Short-Term Credit Fund	--	4,032	163	119	--	(21)	41,691
Fidelity Series Short-Term Credit Fund Class F	36,975	976	177	190	--	69	--
Strategic Advisers Core Income Multi-Manager Fund Class F	336,772	57,857	3,046	3,619	38	5,224	396,845
Strategic Advisers Core Multi-Manager Fund Class F	134,306	21,542	10,771	454	(99)	4,820	149,798
Strategic Advisers Emerging Markets Fund of Funds Class F	90,021	11,409	19,731	--	978	12,276	94,953
Strategic Advisers Growth Multi-Manager Fund Class F	112,009	15,961	13,316	213	(77)	10,536	125,113
Strategic Advisers Income Opportunities Fund of Funds Class F	19,095	2,921	170	532	1	260	22,107
Strategic Advisers International Multi-Manager Fund Class F	157,684	19,859	10,085	40	301	19,193	186,952
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	67,707	8,789	5,085	--	(1,099)	5,617	75,929
Strategic Advisers Value Multi-Manager Fund Class F	134,664	18,219	9,159	781	245	7,103	151,072
Total	$1,263,709	$237,897	$73,355	$7,103	$273	$65,283	$1,493,807

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $1,417,583) — See accompanying schedule		$1,493,807
Total assets		1,493,807
Liabilities
Distribution and service plan fees payable	$24
Other affiliated payables	83
Total liabilities		107
Net Assets		$1,493,700
Net Assets consist of:
Paid in capital		$1,411,160
Undistributed net investment income		6,252
Accumulated undistributed net realized gain (loss) on investments		64
Net unrealized appreciation (depreciation) on investments		76,224
Net Assets		$1,493,700
Multi-Manager 2015:
Net Asset Value, offering price and redemption price per share ($1,256,261 ÷ 106,685 shares)		$11.78
Class L:
Net Asset Value, offering price and redemption price per share ($119,287 ÷ 10,127 shares)		$11.78
Class N:
Net Asset Value, offering price and redemption price per share ($118,152 ÷ 10,044 shares)		$11.76

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$7,103
Expenses
Transfer agent fees	$519
Distribution and service plan fees	143
Independent trustees' fees and expenses	2
Total expenses		664
Net investment income (loss)		6,439
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	273
Capital gain distributions from underlying funds	10,106
Total net realized gain (loss)		10,379
Change in net unrealized appreciation (depreciation) on underlying funds		65,283
Net gain (loss)		75,662
Net increase (decrease) in net assets resulting from operations		$82,101

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,439	$21,129
Net realized gain (loss)	10,379	7,143
Change in net unrealized appreciation (depreciation)	65,283	118,203
Net increase (decrease) in net assets resulting from operations	82,101	146,475
Distributions to shareholders from net investment income	(2,453)	(22,535)
Distributions to shareholders from net realized gain	–	(6,674)
Total distributions	(2,453)	(29,209)
Share transactions - net increase (decrease)	150,457	(566,744)
Total increase (decrease) in net assets	230,105	(449,478)
Net Assets
Beginning of period	1,263,595	1,713,073
End of period	$1,493,700	$1,263,595
Other Information
Undistributed net investment income end of period	$6,252	$2,266

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Multi-Manager 2015 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$11.09	$10.23	$11.04	$10.97	$10.36	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.15	.16	.19	.15	.05
Net realized and unrealized gain (loss)	.65	.91	(.40)	.42	.74	.31
Total from investment operations	.71	1.06	(.24)	.61	.89	.36
Distributions from net investment income	(.02)	(.15)	(.17)	(.15)	(.12)	–
Distributions from net realized gain	–	(.04)	(.40)	(.39)	(.16)	–
Total distributions	(.02)	(.20)C	(.57)	(.54)	(.28)	–
Net asset value, end of period	$11.78	$11.09	$10.23	$11.04	$10.97	$10.36
Total ReturnD,E	6.43%	10.41%	(2.32)%	5.70%	8.68%	3.60%
Ratios to Average Net AssetsF,G
Expenses before reductions	.08%H	.08%	.08%	.09%	.10%	.21%H
Expenses net of fee waivers, if any	.08%H	.08%	.08%	.09%	.10%	.09%H
Expenses net of all reductions	.08%H	.08%	.08%	.09%	.10%	.09%H
Net investment income (loss)	.99%H	1.40%	1.53%	1.73%	1.44%	1.88%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,256	$1,040	$1,500	$1,593	$654	$104
Portfolio turnover rateF	11%H	25%	37%	16%	38%	1%I

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.20 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.044 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Multi-Manager 2015 Fund Class L

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.10	$10.24	$11.04	$10.97	$10.77
Income from Investment Operations
Net investment income (loss)B	.06	.15	.16	.19	.06
Net realized and unrealized gain (loss)	.64	.91	(.40)	.42	.30
Total from investment operations	.70	1.06	(.24)	.61	.36
Distributions from net investment income	(.02)	(.15)	(.16)	(.15)	(.07)
Distributions from net realized gain	–	(.04)	(.40)	(.39)	(.09)
Total distributions	(.02)	(.20)C	(.56)	(.54)	(.16)
Net asset value, end of period	$11.78	$11.10	$10.24	$11.04	$10.97
Total ReturnD,E	6.34%	10.41%	(2.24)%	5.66%	3.34%
Ratios to Average Net AssetsF,G
Expenses before reductions	.08%H	.08%	.08%	.09%	.10%H
Expenses net of fee waivers, if any	.08%H	.08%	.08%	.09%	.10%H
Expenses net of all reductions	.08%H	.08%	.08%	.09%	.10%H
Net investment income (loss)	.99%H	1.40%	1.52%	1.72%	1.81%H
Supplemental Data
Net assets, end of period (000 omitted)	$119	$112	$107	$109	$103
Portfolio turnover rateF	11%H	25%	37%	16%	38%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.20 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.044 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Multi-Manager 2015 Fund Class N

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.09	$10.23	$11.04	$10.96	$10.77
Income from Investment Operations
Net investment income (loss)B	.04	.12	.13	.16	.05
Net realized and unrealized gain (loss)	.65	.91	(.40)	.43	.30
Total from investment operations	.69	1.03	(.27)	.59	.35
Distributions from net investment income	(.02)	(.13)	(.14)	(.12)	(.07)
Distributions from net realized gain	–	(.04)	(.40)	(.39)	(.09)
Total distributions	(.02)	(.17)	(.54)	(.51)	(.16)
Net asset value, end of period	$11.76	$11.09	$10.23	$11.04	$10.96
Total ReturnC,D	6.19%	10.15%	(2.57)%	5.51%	3.22%
Ratios to Average Net AssetsE,F
Expenses before reductions	.33%G	.33%	.33%	.34%	.36%G
Expenses net of fee waivers, if any	.33%G	.33%	.33%	.34%	.35%G
Expenses net of all reductions	.33%G	.33%	.33%	.34%	.35%G
Net investment income (loss)	.74%G	1.15%	1.27%	1.47%	1.56%G
Supplemental Data
Net assets, end of period (000 omitted)	$118	$111	$106	$109	$103
Portfolio turnover rateE	11%G	25%	37%	16%	38%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers Core Income Multi-Manager Fund Class F	24.0	24.2
Strategic Advisers International Multi-Manager Fund Class F	13.9	13.9
Strategic Advisers Value Multi-Manager Fund Class F	11.5	12.0
Strategic Advisers Core Multi-Manager Fund Class F	11.3	11.9
Strategic Advisers Growth Multi-Manager Fund Class F	9.5	9.9
Strategic Advisers Emerging Markets Fund of Funds Class F	6.9	7.6
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95%	6.8	6.6
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	5.7	6.0
Fidelity Series Short-Term Credit Fund	2.1	2.2
Fidelity Series Commodity Strategy Fund	2.0	1.7
	93.7	96.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	40.0%
International Equity Funds	21.4%
Bond Funds	29.7%
Short-Term Funds	8.9%

Six months ago
Domestic Equity Funds	41.5%
International Equity Funds	21.5%
Bond Funds	28.2%
Short-Term Funds	8.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Multi-Manager 2020 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 40.0%
	Shares	Value
Fidelity Series Commodity Strategy Fund (a)	26,072	$136,355
Strategic Advisers Core Multi-Manager Fund Class F (a)	59,758	776,859
Strategic Advisers Growth Multi-Manager Fund Class F (a)	45,715	650,068
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (a)	37,852	393,657
Strategic Advisers Value Multi-Manager Fund Class F (a)	49,676	783,884
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,601,907)		2,740,823

International Equity Funds - 21.4%
Fidelity Series Canada Fund (a)	3,956	42,093
Strategic Advisers Emerging Markets Fund of Funds Class F (a)	41,269	471,297
Strategic Advisers International Multi-Manager Fund Class F (a)	71,684	949,098
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,263,725)		1,462,488

Bond Funds - 29.7%
Fidelity Series Emerging Markets Debt Fund (a)	4,103	42,916
Fidelity Series Floating Rate High Income Fund (a)	1,713	16,253
Fidelity Series Inflation-Protected Bond Index Fund (a)	7,526	74,436
Fidelity Series International Credit Fund (a)	304	3,053
Fidelity Series Long-Term Treasury Bond Index Fund (a)	14,077	123,740
Fidelity Series Real Estate Income Fund (a)	2,818	31,473
Strategic Advisers Core Income Multi-Manager Fund Class F (a)	164,035	1,638,706
Strategic Advisers Income Opportunities Fund of Funds Class F (a)	9,872	100,696
TOTAL BOND FUNDS
(Cost $2,004,023)		2,031,273

Short-Term Funds - 8.9%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95% (a)(b)	465,653	465,653
Fidelity Series Short-Term Credit Fund (a)	14,327	143,131
TOTAL SHORT-TERM FUNDS
(Cost $608,736)		608,784
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $6,478,391)		6,843,368
NET OTHER ASSETS (LIABILITIES) - 0.0%		(415)
NET ASSETS - 100%		$6,842,953

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95%	$379,743	$113,824	$27,914	$1,654	$--	$--	$465,653
Fidelity Series Canada Fund	--	41,077	--	--	--	1,016	42,093
Fidelity Series Commodity Strategy Fund	--	2,101	255	206	3	(1,094)	136,355
Fidelity Series Commodity Strategy Fund Class F	98,684	43,663	7,709	--	(1,848)	2,810	--
Fidelity Series Emerging Markets Debt Fund	--	569	76	430	1	2,029	42,916
Fidelity Series Emerging Markets Debt Fund Class F	37,299	6,891	2,668	768	5	(1,134)	--
Fidelity Series Floating Rate High Income Fund	--	237	32	127	--	(338)	16,253
Fidelity Series Floating Rate High Income Fund Class F	14,429	2,768	1,112	217	(83)	384	--
Fidelity Series Inflation-Protected Bond Index Fund	--	1,090	146	20	1	554	74,436
Fidelity Series Inflation-Protected Bond Index Fund Class F	66,760	11,768	5,115	28	(64)	(412)	--
Fidelity Series International Credit Fund	--	3,038	--	--	--	15	3,053
Fidelity Series Long-Term Treasury Bond Index Fund	--	61,729	121	306	--	(648)	123,740
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	63,254	471	156	(3)	--	--
Fidelity Series Real Estate Income Fund	--	1,120	60	444	1	282	31,473
Fidelity Series Real Estate Income Fund Class F	27,290	5,095	2,090	297	(4)	(161)	--
Fidelity Series Short-Term Credit Fund	--	2,169	290	413	--	48	143,131
Fidelity Series Short-Term Credit Fund Class F	127,305	23,700	9,932	658	(11)	142	--
Strategic Advisers Core Income Multi-Manager Fund Class F	1,393,563	323,294	100,866	15,145	(1,117)	23,832	1,638,706
Strategic Advisers Core Multi-Manager Fund Class F	686,833	155,345	91,612	2,250	166	26,127	776,859
Strategic Advisers Emerging Markets Fund of Funds Class F	438,171	85,017	118,109	--	6,096	60,122	471,297
Strategic Advisers Growth Multi-Manager Fund Class F	572,808	119,731	98,599	1,107	(1,424)	57,552	650,068
Strategic Advisers Income Opportunities Fund of Funds Class F	87,079	19,214	6,862	2,454	(119)	1,384	100,696
Strategic Advisers International Multi-Manager Fund Class F	800,284	157,350	111,437	212	4,781	98,120	949,098
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	346,238	67,707	44,336	--	(10,575)	34,623	393,657
Strategic Advisers Value Multi-Manager Fund Class F	688,659	138,283	81,416	3,933	48	38,310	783,884
Total	$5,765,145	$1,450,034	$711,228	$30,825	$(4,146)	$343,563	$6,843,368

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $6,478,391) — See accompanying schedule		$6,843,368
Receivable for fund shares sold		2,062
Total assets		6,845,430
Liabilities
Payable for investments purchased	$2,063
Distribution and service plan fees payable	25
Other affiliated payables	389
Total liabilities		2,477
Net Assets		$6,842,953
Net Assets consist of:
Paid in capital		$6,432,491
Undistributed net investment income		27,161
Accumulated undistributed net realized gain (loss) on investments		18,324
Net unrealized appreciation (depreciation) on investments		364,977
Net Assets		$6,842,953
Multi-Manager 2020:
Net Asset Value, offering price and redemption price per share ($6,601,982 ÷ 560,170 shares)		$11.79
Class L:
Net Asset Value, offering price and redemption price per share ($121,063 ÷ 10,273 shares)		$11.78
Class N:
Net Asset Value, offering price and redemption price per share ($119,908 ÷ 10,190 shares)		$11.77

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$30,825
Expenses
Transfer agent fees	$2,361
Distribution and service plan fees	145
Independent trustees' fees and expenses	11
Total expenses		2,517
Net investment income (loss)		28,308
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(4,146)
Capital gain distributions from underlying funds	51,144
Total net realized gain (loss)		46,998
Change in net unrealized appreciation (depreciation) on underlying funds		343,563
Net gain (loss)		390,561
Net increase (decrease) in net assets resulting from operations		$418,869

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$28,308	$57,342
Net realized gain (loss)	46,998	83,316
Change in net unrealized appreciation (depreciation)	343,563	308,148
Net increase (decrease) in net assets resulting from operations	418,869	448,806
Distributions to shareholders from net investment income	(8,613)	(56,930)
Distributions to shareholders from net realized gain	(61,319)	(50,679)
Total distributions	(69,932)	(107,609)
Share transactions - net increase (decrease)	729,212	1,014,677
Total increase (decrease) in net assets	1,078,149	1,355,874
Net Assets
Beginning of period	5,764,804	4,408,930
End of period	$6,842,953	$5,764,804
Other Information
Undistributed net investment income end of period	$27,161	$7,466

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Multi-Manager 2020 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$11.15	$10.27	$11.15	$11.12	$10.40	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.14	.16	.19	.15	.06
Net realized and unrealized gain (loss)	.72	1.00	(.43)	.45	.83	.34
Total from investment operations	.77	1.14	(.27)	.64	.98	.40
Distributions from net investment income	(.02)	(.14)	(.15)	(.16)	(.12)	–
Distributions from net realized gain	(.11)	(.12)	(.46)	(.45)	(.14)	–
Total distributions	(.13)	(.26)	(.61)	(.61)	(.26)	–
Net asset value, end of period	$11.79	$11.15	$10.27	$11.15	$11.12	$10.40
Total ReturnC,D	6.95%	11.28%	(2.56)%	5.91%	9.50%	4.00%
Ratios to Average Net AssetsE,F
Expenses before reductions	.08%G	.08%	.08%	.08%	.10%	.21%G
Expenses net of fee waivers, if any	.08%G	.08%	.08%	.08%	.10%	.09%G
Expenses net of all reductions	.08%G	.08%	.08%	.08%	.10%	.09%G
Net investment income (loss)	.93%G	1.35%	1.51%	1.71%	1.41%	1.97%G
Supplemental Data
Net assets, end of period (000 omitted)	$6,602	$5,539	$4,196	$3,178	$1,527	$104
Portfolio turnover rateE	23%G	35%	29%	19%	51%	1%H

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Multi-Manager 2020 Fund Class L

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.15	$10.27	$11.15	$11.11	$10.89
Income from Investment Operations
Net investment income (loss)B	.05	.14	.16	.19	.06
Net realized and unrealized gain (loss)	.71	1.00	(.43)	.46	.32
Total from investment operations	.76	1.14	(.27)	.65	.38
Distributions from net investment income	(.02)	(.14)	(.15)	(.16)	(.08)
Distributions from net realized gain	(.11)	(.12)	(.46)	(.45)	(.09)
Total distributions	(.13)	(.26)	(.61)	(.61)	(.16)C
Net asset value, end of period	$11.78	$11.15	$10.27	$11.15	$11.11
Total ReturnD	6.86%	11.28%	(2.58)%	5.98%	3.55%
Ratios to Average Net AssetsE,F
Expenses before reductions	.08%G	.08%	.08%	.09%	.09%G
Expenses net of fee waivers, if any	.08%G	.08%	.08%	.09%	.09%G
Expenses net of all reductions	.08%G	.08%	.08%	.09%	.09%G
Net investment income (loss)	.93%G	1.35%	1.51%	1.71%	1.75%G
Supplemental Data
Net assets, end of period (000 omitted)	$121	$113	$107	$110	$104
Portfolio turnover rateE	23%G	35%	29%	19%	51%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.16 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.087 per share.

 D Total returns for periods of less than one year are not annualized.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Multi-Manager 2020 Fund Class N

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.14	$10.26	$11.14	$11.11	$10.89
Income from Investment Operations
Net investment income (loss)B	.04	.12	.13	.16	.05
Net realized and unrealized gain (loss)	.71	.99	(.43)	.45	.33
Total from investment operations	.75	1.11	(.30)	.61	.38
Distributions from net investment income	(.01)	(.11)	(.12)	(.13)	(.08)
Distributions from net realized gain	(.11)	(.12)	(.46)	(.45)	(.09)
Total distributions	(.12)	(.23)	(.58)	(.58)	(.16)C
Net asset value, end of period	$11.77	$11.14	$10.26	$11.14	$11.11
Total ReturnD	6.80%	11.01%	(2.82)%	5.63%	3.53%
Ratios to Average Net AssetsE,F
Expenses before reductions	.32%G	.33%	.33%	.34%	.35%G
Expenses net of fee waivers, if any	.32%G	.33%	.33%	.34%	.35%G
Expenses net of all reductions	.32%G	.33%	.33%	.34%	.35%G
Net investment income (loss)	.68%G	1.10%	1.26%	1.46%	1.50%G
Supplemental Data
Net assets, end of period (000 omitted)	$120	$112	$106	$109	$103
Portfolio turnover rateE	23%G	35%	29%	19%	51%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.16 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.087 per share.

 D Total returns for periods of less than one year are not annualized.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers Core Income Multi-Manager Fund Class F	20.6	20.7
Strategic Advisers International Multi-Manager Fund Class F	15.1	15.2
Strategic Advisers Value Multi-Manager Fund Class F	12.7	13.2
Strategic Advisers Core Multi-Manager Fund Class F	12.7	13.2
Strategic Advisers Growth Multi-Manager Fund Class F	10.5	11.0
Strategic Advisers Emerging Markets Fund of Funds Class F	7.4	8.0
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	6.4	6.7
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95%	5.1	4.8
Fidelity Series Commodity Strategy Fund	2.0	1.9
Fidelity Series Long-Term Treasury Bond Index Fund	1.8	0.0
	94.3	94.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	44.3%
International Equity Funds	23.2%
Bond Funds	25.9%
Short-Term Funds	6.6%

Six months ago
Domestic Equity Funds	46.0%
International Equity Funds	23.2%
Bond Funds	24.4%
Short-Term Funds	6.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Multi-Manager 2025 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 44.3%
	Shares	Value
Fidelity Series Commodity Strategy Fund (a)	11,263	$58,905
Strategic Advisers Core Multi-Manager Fund Class F (a)	28,813	374,570
Strategic Advisers Growth Multi-Manager Fund Class F (a)	21,952	312,163
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (a)	18,133	188,579
Strategic Advisers Value Multi-Manager Fund Class F (a)	23,856	376,441
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,216,466)		1,310,658

International Equity Funds - 23.2%
Fidelity Series Canada Fund (a)	1,854	19,729
Strategic Advisers Emerging Markets Fund of Funds Class F (a)	19,050	217,555
Strategic Advisers International Multi-Manager Fund Class F (a)	33,872	448,465
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $580,621)		685,749

Bond Funds - 25.9%
Fidelity Series Emerging Markets Debt Fund (a)	1,732	18,120
Fidelity Series Floating Rate High Income Fund (a)	740	7,021
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,263	22,383
Fidelity Series International Credit Fund (a)	128	1,284
Fidelity Series Long-Term Treasury Bond Index Fund (a)	6,042	53,107
Fidelity Series Real Estate Income Fund (a)	1,216	13,582
Strategic Advisers Core Income Multi-Manager Fund Class F (a)	61,010	609,492
Strategic Advisers Income Opportunities Fund of Funds Class F (a)	4,256	43,410
TOTAL BOND FUNDS
(Cost $758,790)		768,399

Short-Term Funds - 6.6%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95% (a)(b)	150,244	150,244
Fidelity Series Short-Term Credit Fund (a)	4,575	45,707
TOTAL SHORT-TERM FUNDS
(Cost $195,942)		195,951
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,751,819)		2,960,757
NET OTHER ASSETS (LIABILITIES) - 0.0%		(246)
NET ASSETS - 100%		$2,960,511

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95%	$109,946	$50,425	$10,127	$522	$--	$--	$150,244
Fidelity Series Canada Fund	--	19,227	--	--	--	502	19,729
Fidelity Series Commodity Strategy Fund	--	3,761	604	89	21	(68)	58,905
Fidelity Series Commodity Strategy Fund Class F	43,560	15,910	3,609	--	(110)	44	--
Fidelity Series Emerging Markets Debt Fund	--	1,102	181	184	3	958	18,120
Fidelity Series Emerging Markets Debt Fund Class F	14,604	3,467	1,242	311	11	(602)	--
Fidelity Series Floating Rate High Income Fund	--	459	75	56	--	(51)	7,021
Fidelity Series Floating Rate High Income Fund Class F	5,766	1,406	518	90	--	34	--
Fidelity Series Inflation-Protected Bond Index Fund	--	1,469	241	6	2	263	22,383
Fidelity Series Inflation-Protected Bond Index Fund Class F	18,557	4,217	1,656	8	--	(228)	--
Fidelity Series International Credit Fund	--	1,278	--	--	--	6	1,284
Fidelity Series Long-Term Treasury Bond Index Fund	--	27,602	287	134	3	(224)	53,107
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	26,299	284	70	(2)	--	--
Fidelity Series Real Estate Income Fund	--	1,154	142	191	1	115	13,582
Fidelity Series Real Estate Income Fund Class F	10,904	2,599	973	124	10	(86)	--
Fidelity Series Short-Term Credit Fund	--	3,122	513	134	1	9	45,707
Fidelity Series Short-Term Credit Fund Class F	37,551	8,937	3,445	203	8	37	--
Strategic Advisers Core Income Multi-Manager Fund Class F	476,456	166,855	42,251	5,484	572	7,860	609,492
Strategic Advisers Core Multi-Manager Fund Class F	303,892	103,812	44,891	1,057	531	11,226	374,570
Strategic Advisers Emerging Markets Fund of Funds Class F	185,054	57,218	53,690	--	1,775	27,198	217,555
Strategic Advisers Growth Multi-Manager Fund Class F	253,440	81,373	48,304	511	1,886	23,768	312,163
Strategic Advisers Income Opportunities Fund of Funds Class F	34,776	11,691	3,558	1,034	25	476	43,410
Strategic Advisers International Multi-Manager Fund Class F	350,026	109,483	57,127	89	2,248	43,835	448,465
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	153,182	46,837	22,241	--	33	10,768	188,579
Strategic Advisers Value Multi-Manager Fund Class F	304,696	95,322	41,141	1,823	(24)	17,588	376,441
Total	$2,302,410	$845,025	$337,100	$12,120	$6,994	$143,428	$2,960,757

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $2,751,819) — See accompanying schedule		$2,960,757
Receivable for fund shares sold		9,316
Total assets		2,970,073
Liabilities
Payable for investments purchased	$9,319
Distribution and service plan fees payable	25
Other affiliated payables	218
Total liabilities		9,562
Net Assets		$2,960,511
Net Assets consist of:
Paid in capital		$2,748,967
Undistributed net investment income		10,235
Accumulated undistributed net realized gain (loss) on investments		(7,629)
Net unrealized appreciation (depreciation) on investments		208,938
Net Assets		$2,960,511
Multi-Manager 2025:
Net Asset Value, offering price and redemption price per share ($2,715,737 ÷ 228,973 shares)		$11.86
Class L:
Net Asset Value, offering price and redemption price per share ($122,971 ÷ 10,356 shares)		$11.87
Class N:
Net Asset Value, offering price and redemption price per share ($121,803 ÷ 10,272 shares)		$11.86

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$12,120
Expenses
Transfer agent fees	$1,253
Distribution and service plan fees	147
Independent trustees' fees and expenses	4
Total expenses		1,404
Net investment income (loss)		10,716
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	6,994
Capital gain distributions from underlying funds	23,579
Total net realized gain (loss)		30,573
Change in net unrealized appreciation (depreciation) on underlying funds		143,428
Net gain (loss)		174,001
Net increase (decrease) in net assets resulting from operations		$184,717

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,716	$27,044
Net realized gain (loss)	30,573	52,600
Change in net unrealized appreciation (depreciation)	143,428	162,484
Net increase (decrease) in net assets resulting from operations	184,717	242,128
Distributions to shareholders from net investment income	(3,424)	(26,339)
Distributions to shareholders from net realized gain	(53,946)	(43,829)
Total distributions	(57,370)	(70,168)
Share transactions - net increase (decrease)	530,970	234,706
Total increase (decrease) in net assets	658,317	406,666
Net Assets
Beginning of period	2,302,194	1,895,528
End of period	$2,960,511	$2,302,194
Other Information
Undistributed net investment income end of period	$10,235	$2,943

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Multi-Manager 2025 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$11.30	$10.43	$11.40	$11.37	$10.48	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.14	.15	.19	.16	.06
Net realized and unrealized gain (loss)	.77	1.10	(.48)	.51	1.06	.42
Total from investment operations	.82	1.24	(.33)	.70	1.22	.48
Distributions from net investment income	(.02)	(.14)	(.13)	(.15)	(.15)	–
Distributions from net realized gain	(.25)	(.23)	(.51)	(.52)	(.18)	–
Total distributions	(.26)C	(.37)	(.64)	(.67)	(.33)	–
Net asset value, end of period	$11.86	$11.30	$10.43	$11.40	$11.37	$10.48
Total ReturnD,E	7.41%	12.11%	(3.05)%	6.37%	11.77%	4.80%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%H	.11%	.11%	.12%	.12%	.21%H
Expenses net of fee waivers, if any	.10%H	.10%	.10%	.10%	.10%	.09%H
Expenses net of all reductions	.10%H	.10%	.10%	.10%	.10%	.09%H
Net investment income (loss)	.83%H	1.32%	1.37%	1.67%	1.49%	2.08%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,716	$2,074	$1,682	$934	$347	$105
Portfolio turnover rateF	26%H	56%	17%	21%	88%	1%I

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.26 per share is comprised of distributions from net investment income of $.016 and distributions from net realized gain of $.247 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Multi-Manager 2025 Fund Class L

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.31	$10.44	$11.41	$11.37	$11.14
Income from Investment Operations
Net investment income (loss)B	.05	.15	.15	.19	.08
Net realized and unrealized gain (loss)	.77	1.09	(.48)	.52	.36
Total from investment operations	.82	1.24	(.33)	.71	.44
Distributions from net investment income	(.02)	(.14)	(.13)	(.15)	(.09)
Distributions from net realized gain	(.25)	(.23)	(.51)	(.52)	(.12)
Total distributions	(.26)C	(.37)	(.64)	(.67)	(.21)
Net asset value, end of period	$11.87	$11.31	$10.44	$11.41	$11.37
Total ReturnD,E	7.40%	12.11%	(3.05)%	6.41%	3.96%
Ratios to Average Net AssetsF,G
Expenses before reductions	.08%H	.08%	.09%	.11%	.11%H
Expenses net of fee waivers, if any	.08%H	.08%	.09%	.10%	.10%H
Expenses net of all reductions	.08%H	.08%	.09%	.10%	.10%H
Net investment income (loss)	.85%H	1.34%	1.38%	1.67%	2.19%H
Supplemental Data
Net assets, end of period (000 omitted)	$123	$115	$107	$111	$104
Portfolio turnover rateF	26%H	56%	17%	21%	88%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.26 per share is comprised of distributions from net investment income of $.016 and distributions from net realized gain of $.247 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Multi-Manager 2025 Fund Class N

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.31	$10.43	$11.40	$11.37	$11.14
Income from Investment Operations
Net investment income (loss)B	.03	.12	.12	.16	.07
Net realized and unrealized gain (loss)	.78	1.10	(.48)	.51	.37
Total from investment operations	.81	1.22	(.36)	.67	.44
Distributions from net investment income	(.01)	(.11)	(.10)	(.12)	(.09)
Distributions from net realized gain	(.25)	(.23)	(.51)	(.52)	(.12)
Total distributions	(.26)	(.34)	(.61)	(.64)	(.21)
Net asset value, end of period	$11.86	$11.31	$10.43	$11.40	$11.37
Total ReturnC,D	7.24%	11.95%	(3.31)%	6.07%	3.94%
Ratios to Average Net AssetsE,F
Expenses before reductions	.33%G	.33%	.34%	.36%	.37%G
Expenses net of fee waivers, if any	.33%G	.33%	.34%	.35%	.35%G
Expenses net of all reductions	.33%G	.33%	.34%	.35%	.35%G
Net investment income (loss)	.60%G	1.09%	1.13%	1.42%	1.94%G
Supplemental Data
Net assets, end of period (000 omitted)	$122	$114	$107	$110	$104
Portfolio turnover rateE	26%G	56%	17%	21%	88%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers International Multi-Manager Fund Class F	18.0	18.4
Strategic Advisers Value Multi-Manager Fund Class F	15.5	16.2
Strategic Advisers Core Multi-Manager Fund Class F	15.3	16.1
Strategic Advisers Growth Multi-Manager Fund Class F	12.9	13.5
Strategic Advisers Core Income Multi-Manager Fund Class F	12.9	12.2
Strategic Advisers Emerging Markets Fund of Funds Class F	8.3	9.1
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	7.8	8.1
Fidelity Series Commodity Strategy Fund	2.0	1.7
Fidelity Series Long-Term Treasury Bond Index Fund	1.9	0.0
Strategic Advisers Income Opportunities Fund of Funds Class F	1.5	1.5
	96.1	96.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	53.5%
International Equity Funds	27.1%
Bond Funds	18.3%
Short-Term Funds	1.1%

Six months ago
Domestic Equity Funds	55.6%
International Equity Funds	27.5%
Bond Funds	15.8%
Short-Term Funds	1.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Multi-Manager 2030 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 53.5%
	Shares	Value
Fidelity Series Commodity Strategy Fund (a)	12,455	$65,139
Strategic Advisers Core Multi-Manager Fund Class F (a)	38,957	506,440
Strategic Advisers Growth Multi-Manager Fund Class F (a)	29,946	425,833
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (a)	24,630	256,153
Strategic Advisers Value Multi-Manager Fund Class F (a)	32,394	511,182
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,654,104)		1,764,747

International Equity Funds - 27.1%
Fidelity Series Canada Fund (a)	2,470	26,284
Strategic Advisers Emerging Markets Fund of Funds Class F (a)	23,928	273,257
Strategic Advisers International Multi-Manager Fund Class F (a)	44,812	593,314
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $779,059)		892,855

Bond Funds - 18.3%
Fidelity Series Emerging Markets Debt Fund (a)	1,867	19,530
Fidelity Series Floating Rate High Income Fund (a)	819	7,768
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,503	24,758
Fidelity Series International Credit Fund (a)	136	1,371
Fidelity Series Long-Term Treasury Bond Index Fund (a)	7,034	61,827
Fidelity Series Real Estate Income Fund (a)	1,342	14,986
Strategic Advisers Core Income Multi-Manager Fund Class F (a)	42,477	424,343
Strategic Advisers Income Opportunities Fund of Funds Class F (a)	4,694	47,881
TOTAL BOND FUNDS
(Cost $596,924)		602,464

Short-Term Funds - 1.1%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95% (a)(b)	27,140	27,140
Fidelity Series Short-Term Credit Fund (a)	839	8,377
TOTAL SHORT-TERM FUNDS
(Cost $35,513)		35,517
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $3,065,600)		3,295,583
NET OTHER ASSETS (LIABILITIES) - 0.0%		(254)
NET ASSETS - 100%		$3,295,329

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95%	$15,642	$11,521	$23	$90	$--	$--	$27,140
Fidelity Series Canada Fund	--	25,566	--	--	--	718	26,284
Fidelity Series Commodity Strategy Fund	--	3,438	--	99	--	(895)	65,139
Fidelity Series Commodity Strategy Fund Class F	32,816	28,854	48	--	(1)	975	--
Fidelity Series Emerging Markets Debt Fund	--	1,002	--	198	--	789	19,530
Fidelity Series Emerging Markets Debt Fund Class F	11,939	6,255	17	299	--	(438)	--
Fidelity Series Floating Rate High Income Fund	--	417	--	62	--	(135)	7,768
Fidelity Series Floating Rate High Income Fund Class F	4,810	2,571	7	89	--	112	--
Fidelity Series Inflation-Protected Bond Index Fund	--	1,336	--	7	--	159	24,758
Fidelity Series Inflation-Protected Bond Index Fund Class F	15,479	7,948	22	8	--	(142)	--
Fidelity Series International Credit Fund	--	1,364	--	--	--	7	1,371
Fidelity Series Long-Term Treasury Bond Index Fund	--	32,866	--	153	--	(315)	61,827
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	29,278	2	69	--	--	--
Fidelity Series Real Estate Income Fund	--	1,108	--	213	--	91	14,986
Fidelity Series Real Estate Income Fund Class F	9,096	4,796	13	130	--	(92)	--
Fidelity Series Short-Term Credit Fund	--	467	--	24	--	4	8,377
Fidelity Series Short-Term Credit Fund Class F	5,100	2,813	8	33	--	1	--
Strategic Advisers Core Income Multi-Manager Fund Class F	233,354	186,683	351	3,451	1	4,656	424,343
Strategic Advisers Core Multi-Manager Fund Class F	309,565	195,901	13,839	1,359	506	14,307	506,440
Strategic Advisers Emerging Markets Fund of Funds Class F	174,508	104,595	39,563	--	927	32,790	273,257
Strategic Advisers Growth Multi-Manager Fund Class F	258,171	157,621	21,919	652	49	31,911	425,833
Strategic Advisers Income Opportunities Fund of Funds Class F	28,987	18,456	42	1,054	--	480	47,881
Strategic Advisers International Multi-Manager Fund Class F	352,109	211,731	26,162	90	166	55,470	593,314
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	156,039	93,538	8,653	--	61	15,168	256,153
Strategic Advisers Value Multi-Manager Fund Class F	310,382	189,414	12,399	2,388	122	23,663	511,182
Total	$1,917,997	$1,319,539	$123,068	$10,468	$1,831	$179,284	$3,295,583

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $3,065,600) — See accompanying schedule		$3,295,583
Receivable for fund shares sold		6,379
Receivable from investment adviser for expense reductions		5
Total assets		3,301,967
Liabilities
Payable for investments purchased	$6,367
Distribution and service plan fees payable	26
Other affiliated payables	245
Total liabilities		6,638
Net Assets		$3,295,329
Net Assets consist of:
Paid in capital		$3,046,902
Undistributed net investment income		8,556
Accumulated undistributed net realized gain (loss) on investments		9,888
Net unrealized appreciation (depreciation) on investments		229,983
Net Assets		$3,295,329
Multi-Manager 2030:
Net Asset Value, offering price and redemption price per share ($3,043,501 ÷ 254,302 shares)		$11.97
Class L:
Net Asset Value, offering price and redemption price per share ($126,518 ÷ 10,572 shares)		$11.97
Class N:
Net Asset Value, offering price and redemption price per share ($125,310 ÷ 10,489 shares)		$11.95

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$10,468
Expenses
Transfer agent fees	$1,321
Distribution and service plan fees	150
Independent trustees' fees and expenses	4
Total expenses before reductions	1,475
Expense reductions	(5)	1,470
Net investment income (loss)		8,998
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	1,831
Capital gain distributions from underlying funds	29,706
Total net realized gain (loss)		31,537
Change in net unrealized appreciation (depreciation) on underlying funds		179,284
Net gain (loss)		210,821
Net increase (decrease) in net assets resulting from operations		$219,819

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,998	$20,959
Net realized gain (loss)	31,537	81,778
Change in net unrealized appreciation (depreciation)	179,284	131,168
Net increase (decrease) in net assets resulting from operations	219,819	233,905
Distributions to shareholders from net investment income	(2,012)	(20,166)
Distributions to shareholders from net realized gain	(54,653)	(19,157)
Total distributions	(56,665)	(39,323)
Share transactions - net increase (decrease)	1,214,351	252,225
Total increase (decrease) in net assets	1,377,505	446,807
Net Assets
Beginning of period	1,917,824	1,471,017
End of period	$3,295,329	$1,917,824
Other Information
Undistributed net investment income end of period	$8,556	$1,570

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Multi-Manager 2030 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$11.29	$10.09	$11.31	$11.52	$10.50	$10.00
Income from Investment Operations
Net investment income (loss)B	.04	.13	.11	.15	.19	.06
Net realized and unrealized gain (loss)	.91	1.31	(.52)	.59	1.14	.44
Total from investment operations	.95	1.44	(.41)	.74	1.33	.50
Distributions from net investment income	(.01)	(.12)	(.12)	(.16)	(.14)	–
Distributions from net realized gain	(.26)	(.11)	(.68)	(.79)	(.17)	–
Total distributions	(.27)	(.24)C	(.81)D	(.95)	(.31)	–
Net asset value, end of period	$11.97	$11.29	$10.09	$11.31	$11.52	$10.50
Total ReturnE,F	8.57%	14.36%	(3.92)%	6.71%	12.76%	5.00%
Ratios to Average Net AssetsG,H
Expenses before reductions	.10%I	.12%	.12%	.11%	.13%	.21%I
Expenses net of fee waivers, if any	.10%I	.10%	.10%	.10%	.10%	.09%I
Expenses net of all reductions	.10%I	.10%	.10%	.10%	.10%	.09%I
Net investment income (loss)	.68%I	1.23%	1.08%	1.34%	1.74%	2.14%I
Supplemental Data
Net assets, end of period (000 omitted)	$3,043	$1,686	$1,257	$1,201	$801	$105
Portfolio turnover rateG	9%I	25%	54%	27%	63%	1%J

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.24 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.113 per share.

 D Total distributions of $.81 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.684 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Multi-Manager 2030 Fund Class L

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.29	$10.09	$11.31	$11.51	$11.22
Income from Investment Operations
Net investment income (loss)B	.04	.13	.11	.15	.08
Net realized and unrealized gain (loss)	.91	1.31	(.52)	.60	.40
Total from investment operations	.95	1.44	(.41)	.75	.48
Distributions from net investment income	(.01)	(.12)	(.12)	(.16)	(.08)
Distributions from net realized gain	(.26)	(.11)	(.68)	(.79)	(.11)
Total distributions	(.27)	(.24)C	(.81)D	(.95)	(.19)
Net asset value, end of period	$11.97	$11.29	$10.09	$11.31	$11.51
Total ReturnE,F	8.56%	14.36%	(3.90)%	6.80%	4.32%
Ratios to Average Net AssetsG,H
Expenses before reductions	.08%I	.09%	.10%	.11%	.11%I
Expenses net of fee waivers, if any	.08%I	.09%	.10%	.10%	.10%I
Expenses net of all reductions	.08%I	.09%	.10%	.10%	.10%I
Net investment income (loss)	.70%I	1.24%	1.08%	1.34%	2.25%I
Supplemental Data
Net assets, end of period (000 omitted)	$127	$117	$107	$111	$104
Portfolio turnover rateG	9%I	25%	54%	27%	63%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.24 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.113 per share.

 D Total distributions of $.81 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.684 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Multi-Manager 2030 Fund Class N

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.28	$10.08	$11.30	$11.51	$11.22
Income from Investment Operations
Net investment income (loss)B	.03	.11	.09	.13	.07
Net realized and unrealized gain (loss)	.90	1.30	(.53)	.58	.41
Total from investment operations	.93	1.41	(.44)	.71	.48
Distributions from net investment income	–C	(.10)	(.10)	(.13)	(.08)
Distributions from net realized gain	(.26)	(.11)	(.68)	(.79)	(.11)
Total distributions	(.26)	(.21)	(.78)	(.92)	(.19)
Net asset value, end of period	$11.95	$11.28	$10.08	$11.30	$11.51
Total ReturnD,E	8.42%	14.10%	(4.12)%	6.44%	4.30%
Ratios to Average Net AssetsF,G
Expenses before reductions	.33%H	.34%	.35%	.36%	.37%H
Expenses net of fee waivers, if any	.33%H	.34%	.35%	.35%	.35%H
Expenses net of all reductions	.33%H	.34%	.35%	.35%	.35%H
Net investment income (loss)	.45%H	.99%	.83%	1.09%	2.00%H
Supplemental Data
Net assets, end of period (000 omitted)	$125	$116	$106	$111	$104
Portfolio turnover rateF	9%H	25%	54%	27%	63%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers International Multi-Manager Fund Class F	20.4	20.8
Strategic Advisers Value Multi-Manager Fund Class F	17.9	18.4
Strategic Advisers Core Multi-Manager Fund Class F	17.7	18.4
Strategic Advisers Growth Multi-Manager Fund Class F	14.9	15.4
Strategic Advisers Emerging Markets Fund of Funds Class F	9.3	9.9
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	8.9	9.3
Fidelity Series Commodity Strategy Fund	2.0	1.9
Fidelity Series Long-Term Treasury Bond Index Fund	1.8	0.0
Strategic Advisers Core Income Multi-Manager Fund Class F	1.7	1.2
Strategic Advisers Income Opportunities Fund of Funds Class F	1.4	1.5
	96.0	96.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	61.4%
International Equity Funds	30.6%
Bond Funds	6.9%
Short-Term Funds	1.1%

Six months ago
Domestic Equity Funds	63.4%
International Equity Funds	30.7%
Bond Funds	4.9%
Short-Term Funds	1.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Multi-Manager 2035 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.4%
	Shares	Value
Fidelity Series Commodity Strategy Fund (a)	12,620	$66,002
Strategic Advisers Core Multi-Manager Fund Class F (a)	45,650	593,444
Strategic Advisers Growth Multi-Manager Fund Class F (a)	35,043	498,309
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (a)	28,829	299,818
Strategic Advisers Value Multi-Manager Fund Class F (a)	37,894	597,967
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,911,794)		2,055,540

International Equity Funds - 30.6%
Fidelity Series Canada Fund (a)	2,879	30,634
Strategic Advisers Emerging Markets Fund of Funds Class F (a)	27,134	309,869
Strategic Advisers International Multi-Manager Fund Class F (a)	51,688	684,347
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $871,027)		1,024,850

Bond Funds - 6.9%
Fidelity Series Emerging Markets Debt Fund (a)	1,873	19,587
Fidelity Series Floating Rate High Income Fund (a)	821	7,787
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,507	24,794
Fidelity Series International Credit Fund (a)	117	1,180
Fidelity Series Long-Term Treasury Bond Index Fund (a)	6,820	59,951
Fidelity Series Real Estate Income Fund (a)	1,350	15,083
Strategic Advisers Core Income Multi-Manager Fund Class F (a)	5,609	56,030
Strategic Advisers Income Opportunities Fund of Funds Class F (a)	4,718	48,124
TOTAL BOND FUNDS
(Cost $229,725)		232,536

Short-Term Funds - 1.1%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95% (a)(b)	28,034	28,034
Fidelity Series Short-Term Credit Fund (a)	751	7,498
TOTAL SHORT-TERM FUNDS
(Cost $35,523)		35,532
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $3,048,069)		3,348,458
NET OTHER ASSETS (LIABILITIES) - 0.0%		(276)
NET ASSETS - 100%		$3,348,182

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95%	$20,419	$11,080	$3,465	$101	$--	$--	$28,034
Fidelity Series Canada Fund	--	28,976	--	--	--	1,658	30,634
Fidelity Series Commodity Strategy Fund	--	3,138	--	97	--	71	66,002
Fidelity Series Commodity Strategy Fund Class F	49,617	21,099	7,407	--	(364)	(152)	--
Fidelity Series Emerging Markets Debt Fund	--	912	--	197	--	983	19,587
Fidelity Series Emerging Markets Debt Fund Class F	15,966	4,798	2,505	366	18	(585)	--
Fidelity Series Floating Rate High Income Fund	--	380	--	61	--	(41)	7,787
Fidelity Series Floating Rate High Income Fund Class F	6,515	1,956	1,044	109	(3)	24	--
Fidelity Series Inflation-Protected Bond Index Fund	--	1,216	--	7	--	215	24,794
Fidelity Series Inflation-Protected Bond Index Fund Class F	20,967	5,919	3,339	10	12	(196)	--
Fidelity Series International Credit Fund	--	1,174	--	--	--	6	1,180
Fidelity Series Long-Term Treasury Bond Index Fund	--	30,031	--	154	--	(270)	59,951
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	31,210	1,022	84	2	--	--
Fidelity Series Real Estate Income Fund	--	1,030	--	207	--	176	15,083
Fidelity Series Real Estate Income Fund Class F	12,321	3,629	1,962	158	13	(124)	--
Fidelity Series Short-Term Credit Fund	--	426	--	22	--	9	7,498
Fidelity Series Short-Term Credit Fund Class F	6,127	2,104	1,169	36	1	--	--
Strategic Advisers Core Income Multi-Manager Fund Class F	30,714	30,903	6,217	466	40	590	56,030
Strategic Advisers Core Multi-Manager Fund Class F	478,351	179,448	83,228	1,836	304	18,569	593,444
Strategic Advisers Emerging Markets Fund of Funds Class F	255,957	84,630	74,014	--	4,056	39,240	309,869
Strategic Advisers Growth Multi-Manager Fund Class F	398,936	143,165	86,725	901	1,481	41,452	498,309
Strategic Advisers Income Opportunities Fund of Funds Class F	39,220	14,585	6,261	1,213	3	577	48,124
Strategic Advisers International Multi-Manager Fund Class F	540,999	183,239	115,580	137	3,472	72,217	684,347
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	240,104	86,083	44,641	--	504	17,768	299,818
Strategic Advisers Value Multi-Manager Fund Class F	478,601	176,719	86,551	3,210	892	28,306	597,967
Total	$2,594,814	$1,047,850	$525,130	$9,372	$10,431	$220,493	$3,348,458

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $3,048,069) — See accompanying schedule		$3,348,458
Receivable for fund shares sold		84,378
Receivable from investment adviser for expense reductions		50
Total assets		3,432,886
Liabilities
Payable for investments purchased	$84,371
Distribution and service plan fees payable	25
Other affiliated payables	308
Total liabilities		84,704
Net Assets		$3,348,182
Net Assets consist of:
Paid in capital		$3,015,120
Undistributed net investment income		7,586
Accumulated undistributed net realized gain (loss) on investments		25,087
Net unrealized appreciation (depreciation) on investments		300,389
Net Assets		$3,348,182
Multi-Manager 2035:
Net Asset Value, offering price and redemption price per share ($3,104,231 ÷ 250,433 shares)		$12.40
Class L:
Net Asset Value, offering price and redemption price per share ($122,560 ÷ 9,884 shares)		$12.40
Class N:
Net Asset Value, offering price and redemption price per share ($121,391 ÷ 9,810 shares)		$12.37

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$9,372
Expenses
Transfer agent fees	$1,818
Distribution and service plan fees	145
Independent trustees' fees and expenses	5
Total expenses before reductions	1,968
Expense reductions	(299)	1,669
Net investment income (loss)		7,703
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	10,431
Capital gain distributions from underlying funds	40,544
Total net realized gain (loss)		50,975
Change in net unrealized appreciation (depreciation) on underlying funds		220,493
Net gain (loss)		271,468
Net increase (decrease) in net assets resulting from operations		$279,171

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,703	$21,567
Net realized gain (loss)	50,975	96,184
Change in net unrealized appreciation (depreciation)	220,493	192,372
Net increase (decrease) in net assets resulting from operations	279,171	310,123
Distributions to shareholders from net investment income	(1,217)	(21,009)
Distributions to shareholders from net realized gain	(66,716)	(61,743)
Total distributions	(67,933)	(82,752)
Share transactions - net increase (decrease)	542,352	571,163
Total increase (decrease) in net assets	753,590	798,534
Net Assets
Beginning of period	2,594,592	1,796,058
End of period	$3,348,182	$2,594,592
Other Information
Undistributed net investment income end of period	$7,586	$1,100

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Multi-Manager 2035 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$11.59	$10.42	$11.65	$11.75	$10.56	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.12	.11	.15	.15	.05
Net realized and unrealized gain (loss)	1.05	1.49	(.59)	.64	1.36	.51
Total from investment operations	1.08	1.61	(.48)	.79	1.51	.56
Distributions from net investment income	(.01)	(.11)	(.10)	(.15)	(.14)	–
Distributions from net realized gain	(.26)	(.33)	(.64)	(.75)	(.18)	–
Total distributions	(.27)	(.44)	(.75)C	(.89)D	(.32)	–
Net asset value, end of period	$12.40	$11.59	$10.42	$11.65	$11.75	$10.56
Total ReturnE,F	9.45%	15.87%	(4.45)%	6.95%	14.45%	5.60%
Ratios to Average Net AssetsG,H
Expenses before reductions	.12%I	.15%	.16%	.18%	.17%	.20%I
Expenses net of fee waivers, if any	.10%I	.10%	.10%	.10%	.10%	.10%I
Expenses net of all reductions	.10%I	.10%	.10%	.10%	.10%	.10%I
Net investment income (loss)	.51%I	1.07%	1.07%	1.25%	1.36%	1.84%I
Supplemental Data
Net assets, end of period (000 omitted)	$3,104	$2,360	$1,583	$973	$412	$127
Portfolio turnover rateG	34%I	31%	18%	11%	32%	1%J

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.75 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $.643 per share.

 D Total distributions of $.89 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.745 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Multi-Manager 2035 Fund Class L

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.60	$10.43	$11.65	$11.75	$11.47
Income from Investment Operations
Net investment income (loss)B	.03	.12	.12	.15	.08
Net realized and unrealized gain (loss)	1.04	1.49	(.59)	.64	.43
Total from investment operations	1.07	1.61	(.47)	.79	.51
Distributions from net investment income	–C	(.11)	(.10)	(.14)	(.09)
Distributions from net realized gain	(.26)	(.33)	(.64)	(.75)	(.14)
Total distributions	(.27)D	(.44)	(.75)E	(.89)	(.23)
Net asset value, end of period	$12.40	$11.60	$10.43	$11.65	$11.75
Total ReturnF,G	9.34%	15.86%	(4.36)%	6.94%	4.50%
Ratios to Average Net AssetsH,I
Expenses before reductions	.09%J	.10%	.10%	.12%	.12%J
Expenses net of fee waivers, if any	.09%J	.10%	.10%	.10%	.10%J
Expenses net of all reductions	.09%J	.10%	.10%	.10%	.10%J
Net investment income (loss)	.52%J	1.08%	1.07%	1.25%	2.08%J
Supplemental Data
Net assets, end of period (000 omitted)	$123	$118	$107	$112	$105
Portfolio turnover rateH	34%J	31%	18%	11%	32%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.27 per share is comprised of distributions from net investment income of $.004 and distributions from net realized gain of $.262 per share.

 E Total distributions of $.75 per share is comprised of distributions from net investment income of $.102 and distributions from net realized gain of $.643 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Multi-Manager 2035 Fund Class N

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.58	$10.41	$11.64	$11.75	$11.47
Income from Investment Operations
Net investment income (loss)B	.02	.09	.09	.12	.07
Net realized and unrealized gain (loss)	1.03	1.50	(.60)	.63	.44
Total from investment operations	1.05	1.59	(.51)	.75	.51
Distributions from net investment income	–	(.09)	(.08)	(.11)	(.09)
Distributions from net realized gain	(.26)	(.33)	(.64)	(.75)	(.14)
Total distributions	(.26)	(.42)	(.72)	(.86)	(.23)
Net asset value, end of period	$12.37	$11.58	$10.41	$11.64	$11.75
Total ReturnC,D	9.20%	15.60%	(4.65)%	6.58%	4.48%
Ratios to Average Net AssetsE,F
Expenses before reductions	.34%G	.35%	.35%	.37%	.38%G
Expenses net of fee waivers, if any	.34%G	.35%	.35%	.35%	.35%G
Expenses net of all reductions	.34%G	.35%	.35%	.35%	.35%G
Net investment income (loss)	.27%G	.83%	.81%	1.00%	1.83%G
Supplemental Data
Net assets, end of period (000 omitted)	$121	$117	$106	$111	$104
Portfolio turnover rateE	34%G	31%	18%	11%	32%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers International Multi-Manager Fund Class F	20.7	21.0
Strategic Advisers Value Multi-Manager Fund Class F	18.1	18.6
Strategic Advisers Core Multi-Manager Fund Class F	18.0	18.6
Strategic Advisers Growth Multi-Manager Fund Class F	15.1	15.5
Strategic Advisers Emerging Markets Fund of Funds Class F	9.5	9.9
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.1	9.3
Fidelity Series Commodity Strategy Fund	2.0	2.0
Fidelity Series Long-Term Treasury Bond Index Fund	1.6	0.0
Strategic Advisers Income Opportunities Fund of Funds Class F	1.4	1.5
Fidelity Series Canada Fund	0.9	0.0
	96.4	96.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	62.3%
International Equity Funds	31.1%
Bond Funds	5.6%
Short-Term Funds	1.0%

Six months ago
Domestic Equity Funds	64.0%
International Equity Funds	30.9%
Bond Funds	4.1%
Short-Term Funds	1.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Multi-Manager 2040 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.3%
	Shares	Value
Fidelity Series Commodity Strategy Fund (a)	8,893	$46,510
Strategic Advisers Core Multi-Manager Fund Class F (a)	32,647	424,417
Strategic Advisers Growth Multi-Manager Fund Class F (a)	25,102	356,944
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (a)	20,606	214,304
Strategic Advisers Value Multi-Manager Fund Class F (a)	27,112	427,821
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,371,583)		1,469,996

International Equity Funds - 31.1%
Fidelity Series Canada Fund (a)	2,068	22,007
Strategic Advisers Emerging Markets Fund of Funds Class F (a)	19,643	224,329
Strategic Advisers International Multi-Manager Fund Class F (a)	36,900	488,549
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $627,445)		734,885

Bond Funds - 5.6%
Fidelity Series Emerging Markets Debt Fund (a)	1,311	13,714
Fidelity Series Floating Rate High Income Fund (a)	579	5,494
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,770	17,508
Fidelity Series International Credit Fund (a)	61	618
Fidelity Series Long-Term Treasury Bond Index Fund (a)	4,289	37,698
Fidelity Series Real Estate Income Fund (a)	954	10,651
Strategic Advisers Core Income Multi-Manager Fund Class F (a)	1,137	11,354
Strategic Advisers Income Opportunities Fund of Funds Class F (a)	3,330	33,968
TOTAL BOND FUNDS
(Cost $130,141)		131,005

Short-Term Funds - 1.0%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95% (a)(b)	19,753	19,753
Fidelity Series Short-Term Credit Fund (a)	490	4,894
TOTAL SHORT-TERM FUNDS
(Cost $24,642)		24,647
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,153,811)		2,360,533
NET OTHER ASSETS (LIABILITIES) - 0.0%		(214)
NET ASSETS - 100%		$2,360,319

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95%	$15,303	$6,238	$1,788	$71	$--	$--	$19,753
Fidelity Series Canada Fund	--	20,793	--	--	--	1,214	22,007
Fidelity Series Commodity Strategy Fund	--	922	45	70	1	(58)	46,510
Fidelity Series Commodity Strategy Fund Class F	38,494	11,342	4,062	--	(741)	657	--
Fidelity Series Emerging Markets Debt Fund	--	255	14	140	--	537	13,714
Fidelity Series Emerging Markets Debt Fund Class F	12,126	2,338	1,279	253	12	(261)	--
Fidelity Series Floating Rate High Income Fund	--	107	6	44	--	(54)	5,494
Fidelity Series Floating Rate High Income Fund Class F	4,995	945	533	76	(28)	68	--
Fidelity Series Inflation-Protected Bond Index Fund	--	341	18	5	--	90	17,508
Fidelity Series Inflation-Protected Bond Index Fund Class F	16,078	2,788	1,706	7	(10)	(55)	--
Fidelity Series International Credit Fund	--	615	--	--	--	3	618
Fidelity Series Long-Term Treasury Bond Index Fund	--	17,138	21	103	--	(189)	37,698
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	22,164	1,383	57	(11)	--	--
Fidelity Series Real Estate Income Fund	--	429	11	151	--	89	10,651
Fidelity Series Real Estate Income Fund Class F	9,448	1,740	1,002	107	14	(56)	--
Fidelity Series Short-Term Credit Fund	--	119	6	14	--	5	4,894
Fidelity Series Short-Term Credit Fund Class F	4,375	996	597	23	--	2	--
Strategic Advisers Core Income Multi-Manager Fund Class F	9,426	2,847	1,078	106	1	158	11,354
Strategic Advisers Core Multi-Manager Fund Class F	369,981	86,924	45,253	1,319	(1,145)	13,910	424,417
Strategic Advisers Emerging Markets Fund of Funds Class F	197,240	37,379	40,756	--	2,278	28,188	224,329
Strategic Advisers Growth Multi-Manager Fund Class F	308,558	65,916	47,135	646	240	29,365	356,944
Strategic Advisers Income Opportunities Fund of Funds Class F	30,068	6,713	3,232	852	50	369	33,968
Strategic Advisers International Multi-Manager Fund Class F	418,344	84,215	66,588	107	2,182	50,396	488,549
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	185,364	40,855	24,839	--	(1,947)	14,871	214,304
Strategic Advisers Value Multi-Manager Fund Class F	369,831	83,597	46,187	2,319	677	19,903	427,821
Total	$1,989,631	$497,716	$287,539	$6,470	$1,573	$159,152	$2,360,533

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $2,153,811) — See accompanying schedule		$2,360,533
Receivable for fund shares sold		8,998
Receivable from investment adviser for expense reductions		61
Total assets		2,369,592
Liabilities
Payable for investments purchased	$9,000
Distribution and service plan fees payable	25
Other affiliated payables	248
Total liabilities		9,273
Net Assets		$2,360,319
Net Assets consist of:
Paid in capital		$2,135,189
Undistributed net investment income		5,279
Accumulated undistributed net realized gain (loss) on investments		13,129
Net unrealized appreciation (depreciation) on investments		206,722
Net Assets		$2,360,319
Multi-Manager 2040:
Net Asset Value, offering price and redemption price per share ($2,116,128 ÷ 171,362 shares)		$12.35
Class L:
Net Asset Value, offering price and redemption price per share ($122,679 ÷ 9,930 shares)		$12.35
Class N:
Net Asset Value, offering price and redemption price per share ($121,512 ÷ 9,857 shares)		$12.33

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$6,470
Expenses
Transfer agent fees	$1,502
Distribution and service plan fees	145
Independent trustees' fees and expenses	4
Total expenses before reductions	1,651
Expense reductions	(436)	1,215
Net investment income (loss)		5,255
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	1,573
Capital gain distributions from underlying funds	29,333
Total net realized gain (loss)		30,906
Change in net unrealized appreciation (depreciation) on underlying funds		159,152
Net gain (loss)		190,058
Net increase (decrease) in net assets resulting from operations		$195,313

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,255	$14,934
Net realized gain (loss)	30,906	72,304
Change in net unrealized appreciation (depreciation)	159,152	121,812
Net increase (decrease) in net assets resulting from operations	195,313	209,050
Distributions to shareholders from net investment income	(654)	(14,254)
Distributions to shareholders from net realized gain	(56,366)	(33,329)
Total distributions	(57,020)	(47,583)
Share transactions - net increase (decrease)	232,577	884,796
Total increase (decrease) in net assets	370,870	1,046,263
Net Assets
Beginning of period	1,989,449	943,186
End of period	$2,360,319	$1,989,449
Other Information
Undistributed net investment income end of period	$5,279	$678

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Multi-Manager 2040 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$11.61	$10.37	$11.65	$11.80	$10.57	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.13	.11	.15	.15	.06
Net realized and unrealized gain (loss)	1.04	1.49	(.58)	.63	1.39	.51
Total from investment operations	1.07	1.62	(.47)	.78	1.54	.57
Distributions from net investment income	–C	(.10)	(.10)	(.15)	(.14)	–
Distributions from net realized gain	(.33)	(.28)	(.71)	(.77)	(.17)	–
Total distributions	(.33)	(.38)	(.81)	(.93)D	(.31)	–
Net asset value, end of period	$12.35	$11.61	$10.37	$11.65	$11.80	$10.57
Total ReturnE,F	9.41%	15.94%	(4.35)%	6.81%	14.75%	5.70%
Ratios to Average Net AssetsG,H
Expenses before reductions	.15%I	.19%	.21%	.23%	.21%	.21%I
Expenses net of fee waivers, if any	.10%I	.10%	.10%	.10%	.10%	.10%I
Expenses net of all reductions	.10%I	.10%	.10%	.10%	.10%	.10%I
Net investment income (loss)	.50%I	1.18%	1.06%	1.28%	1.32%	2.04%I
Supplemental Data
Net assets, end of period (000 omitted)	$2,116	$1,755	$730	$544	$307	$106
Portfolio turnover rateG	27%I	27%	18%	24%	54%	1%J

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.93 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $.772 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Multi-Manager 2040 Fund Class L

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.61	$10.37	$11.65	$11.79	$11.49
Income from Investment Operations
Net investment income (loss)B	.03	.13	.11	.15	.07
Net realized and unrealized gain (loss)	1.04	1.48	(.58)	.63	.44
Total from investment operations	1.07	1.61	(.47)	.78	.51
Distributions from net investment income	–C	(.09)	(.10)	(.15)	(.09)
Distributions from net realized gain	(.33)	(.28)	(.71)	(.77)	(.13)
Total distributions	(.33)	(.37)	(.81)	(.92)	(.21)D
Net asset value, end of period	$12.35	$11.61	$10.37	$11.65	$11.79
Total ReturnE,F	9.41%	15.91%	(4.36)%	6.87%	4.50%
Ratios to Average Net AssetsG,H
Expenses before reductions	.09%I	.10%	.11%	.13%	.12%I
Expenses net of fee waivers, if any	.09%I	.10%	.10%	.10%	.10%I
Expenses net of all reductions	.09%I	.10%	.10%	.10%	.10%I
Net investment income (loss)	.51%I	1.18%	1.06%	1.28%	2.03%I
Supplemental Data
Net assets, end of period (000 omitted)	$123	$118	$107	$112	$105
Portfolio turnover rateG	27%I	27%	18%	24%	54%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.21 per share is comprised of distributions from net investment income of $.088 and distributions from net realized gain of $.126 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Multi-Manager 2040 Fund Class N

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.59	$10.36	$11.64	$11.79	$11.49
Income from Investment Operations
Net investment income (loss)B	.02	.10	.09	.12	.07
Net realized and unrealized gain (loss)	1.04	1.48	(.59)	.62	.44
Total from investment operations	1.06	1.58	(.50)	.74	.51
Distributions from net investment income	–	(.07)	(.08)	(.12)	(.09)
Distributions from net realized gain	(.32)	(.28)	(.70)	(.77)	(.13)
Total distributions	(.32)	(.35)	(.78)	(.89)	(.21)C
Net asset value, end of period	$12.33	$11.59	$10.36	$11.64	$11.79
Total ReturnD,E	9.35%	15.62%	(4.60)%	6.53%	4.49%
Ratios to Average Net AssetsF,G
Expenses before reductions	.34%H	.35%	.36%	.38%	.38%H
Expenses net of fee waivers, if any	.34%H	.35%	.35%	.35%	.35%H
Expenses net of all reductions	.34%H	.35%	.35%	.35%	.35%H
Net investment income (loss)	.26%H	.93%	.81%	1.03%	1.79%H
Supplemental Data
Net assets, end of period (000 omitted)	$122	$117	$106	$111	$104
Portfolio turnover rateF	27%H	27%	18%	24%	54%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.21per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.126 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers International Multi-Manager Fund Class F	20.7	21.0
Strategic Advisers Value Multi-Manager Fund Class F	18.1	18.6
Strategic Advisers Core Multi-Manager Fund Class F	18.1	18.6
Strategic Advisers Growth Multi-Manager Fund Class F	15.0	15.5
Strategic Advisers Emerging Markets Fund of Funds Class F	9.5	9.9
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.1	9.3
Fidelity Series Commodity Strategy Fund	2.0	1.9
Fidelity Series Long-Term Treasury Bond Index Fund	1.6	0.0
Strategic Advisers Income Opportunities Fund of Funds Class F	1.4	1.5
Fidelity Series Canada Fund	0.9	0.0
	96.4	96.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	62.3%
International Equity Funds	31.1%
Bond Funds	5.5%
Short-Term Funds	1.1%

Six months ago
Domestic Equity Funds	63.9%
International Equity Funds	30.9%
Bond Funds	4.2%
Short-Term Funds	1.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Multi-Manager 2045 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.3%
	Shares	Value
Fidelity Series Commodity Strategy Fund (a)	9,831	$51,417
Strategic Advisers Core Multi-Manager Fund Class F (a)	36,261	471,398
Strategic Advisers Growth Multi-Manager Fund Class F (a)	27,531	391,484
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (a)	22,748	236,575
Strategic Advisers Value Multi-Manager Fund Class F (a)	29,972	472,959
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,521,942)		1,623,833

International Equity Funds - 31.1%
Fidelity Series Canada Fund (a)	2,178	23,173
Strategic Advisers Emerging Markets Fund of Funds Class F (a)	21,680	247,588
Strategic Advisers International Multi-Manager Fund Class F (a)	40,832	540,622
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $692,383)		811,383

Bond Funds - 5.5%
Fidelity Series Emerging Markets Debt Fund (a)	1,470	15,376
Fidelity Series Floating Rate High Income Fund (a)	636	6,039
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,942	19,207
Fidelity Series International Credit Fund (a)	94	945
Fidelity Series Long-Term Treasury Bond Index Fund (a)	4,708	41,386
Fidelity Series Real Estate Income Fund (a)	1,049	11,719
Strategic Advisers Core Income Multi-Manager Fund Class F (a)	1,255	12,539
Strategic Advisers Income Opportunities Fund of Funds Class F (a)	3,653	37,263
TOTAL BOND FUNDS
(Cost $142,832)		144,474

Short-Term Funds - 1.1%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95% (a)(b)	21,906	21,906
Fidelity Series Short-Term Credit Fund (a)	574	5,737
TOTAL SHORT-TERM FUNDS
(Cost $27,635)		27,643
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,384,792)		2,607,333
NET OTHER ASSETS (LIABILITIES) - 0.0%		(256)
NET ASSETS - 100%		$2,607,077

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95%	$18,025	$8,438	$4,557	$84	$--	$--	$21,906
Fidelity Series Canada Fund	--	21,903	13	--	--	1,283	23,173
Fidelity Series Commodity Strategy Fund	--	3,500	362	78	12	(47)	51,417
Fidelity Series Commodity Strategy Fund Class F	42,218	16,537	10,296	--	(1,504)	1,359	--
Fidelity Series Emerging Markets Debt Fund	--	1,027	108	155	1	745	15,376
Fidelity Series Emerging Markets Debt Fund Class F	14,278	3,034	3,186	316	40	(455)	--
Fidelity Series Floating Rate High Income Fund	--	427	45	48	(2)	(50)	6,039
Fidelity Series Floating Rate High Income Fund Class F	5,770	1,226	1,327	93	(46)	86	--
Fidelity Series Inflation-Protected Bond Index Fund	--	1,368	145	5	1	211	19,207
Fidelity Series Inflation-Protected Bond Index Fund Class F	18,570	3,634	4,248	9	(32)	(152)	--
Fidelity Series International Credit Fund	--	941	1	--	--	5	945
Fidelity Series Long-Term Treasury Bond Index Fund	--	19,963	163	112	--	(219)	41,386
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	25,846	4,021	70	(20)	--	--
Fidelity Series Real Estate Income Fund	--	1,046	85	158	--	130	11,719
Fidelity Series Real Estate Income Fund Class F	10,912	2,265	2,501	130	18	(66)	--
Fidelity Series Short-Term Credit Fund	--	480	51	17	--	8	5,737
Fidelity Series Short-Term Credit Fund Class F	5,485	1,300	1,487	31	1	1	--
Strategic Advisers Core Income Multi-Manager Fund Class F	11,431	3,656	2,745	128	(10)	207	12,539
Strategic Advisers Core Multi-Manager Fund Class F	427,475	131,052	101,750	1,647	(2,820)	17,441	471,398
Strategic Advisers Emerging Markets Fund of Funds Class F	227,805	59,654	76,082	--	4,122	32,089	247,588
Strategic Advisers Growth Multi-Manager Fund Class F	356,520	99,395	99,598	780	(1)	35,168	391,484
Strategic Advisers Income Opportunities Fund of Funds Class F	34,623	10,376	8,236	1,003	58	442	37,263
Strategic Advisers International Multi-Manager Fund Class F	483,112	133,729	139,431	124	3,872	59,340	540,622
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	214,533	62,327	55,284	--	(2,716)	17,715	236,575
Strategic Advisers Value Multi-Manager Fund Class F	427,653	127,714	106,464	2,842	2,976	21,080	472,959
Total	$2,298,410	$740,838	$622,186	$7,830	$3,950	$186,321	$2,607,333

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $2,384,792) — See accompanying schedule		$2,607,333
Receivable for fund shares sold		11,939
Dividends receivable		93
Receivable from investment adviser for expense reductions		72
Total assets		2,619,437
Liabilities
Payable for fund shares redeemed	$12,035
Distribution and service plan fees payable	25
Other affiliated payables	300
Total liabilities		12,360
Net Assets		$2,607,077
Net Assets consist of:
Paid in capital		$2,373,167
Undistributed net investment income		6,443
Accumulated undistributed net realized gain (loss) on investments		4,926
Net unrealized appreciation (depreciation) on investments		222,541
Net Assets		$2,607,077
Multi-Manager 2045:
Net Asset Value, offering price and redemption price per share ($2,362,932 ÷ 189,352 shares)		$12.48
Class L:
Net Asset Value, offering price and redemption price per share ($122,655 ÷ 9,825 shares)		$12.48
Class N:
Net Asset Value, offering price and redemption price per share ($121,490 ÷ 9,750 shares)		$12.46

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$7,830
Expenses
Transfer agent fees	$1,875
Distribution and service plan fees	145
Independent trustees' fees and expenses	5
Total expenses before reductions	2,025
Expense reductions	(616)	1,409
Net investment income (loss)		6,421
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	3,950
Capital gain distributions from underlying funds	35,980
Total net realized gain (loss)		39,930
Change in net unrealized appreciation (depreciation) on underlying funds		186,321
Net gain (loss)		226,251
Net increase (decrease) in net assets resulting from operations		$232,672

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,421	$19,107
Net realized gain (loss)	39,930	110,687
Change in net unrealized appreciation (depreciation)	186,321	140,332
Net increase (decrease) in net assets resulting from operations	232,672	270,126
Distributions to shareholders from net investment income	(825)	(18,260)
Distributions to shareholders from net realized gain	(67,274)	(60,483)
Total distributions	(68,099)	(78,743)
Share transactions - net increase (decrease)	144,293	631,964
Total increase (decrease) in net assets	308,866	823,347
Net Assets
Beginning of period	2,298,211	1,474,864
End of period	$2,607,077	$2,298,211
Other Information
Undistributed net investment income end of period	$6,443	$847

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Multi-Manager 2045 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$11.71	$10.55	$11.73	$11.83	$10.59	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.12	.12	.15	.15	.06
Net realized and unrealized gain (loss)	1.06	1.52	(.61)	.64	1.42	.53
Total from investment operations	1.09	1.64	(.49)	.79	1.57	.59
Distributions from net investment income	–C	(.11)	(.11)	(.15)	(.15)	–
Distributions from net realized gain	(.31)	(.37)	(.59)	(.74)	(.19)	–
Total distributions	(.32)D	(.48)	(.69)E	(.89)	(.33)F	–
Net asset value, end of period	$12.48	$11.71	$10.55	$11.73	$11.83	$10.59
Total ReturnG,H	9.46%	15.93%	(4.40)%	6.88%	15.00%	5.90%
Ratios to Average Net AssetsI,J
Expenses before reductions	.15%K	.18%	.20%	.25%	.25%	.21%K
Expenses net of fee waivers, if any	.10%K	.10%	.10%	.10%	.10%	.10%K
Expenses net of all reductions	.10%K	.10%	.10%	.10%	.10%	.10%K
Net investment income (loss)	.52%K	1.08%	1.09%	1.23%	1.34%	2.05%K
Supplemental Data
Net assets, end of period (000 omitted)	$2,363	$2,064	$1,262	$944	$331	$106
Portfolio turnover rateI	49%K	28%	23%	16%	38%	1%L

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.32 per share is comprised of distributions from net investment income of $.004 and distributions from net realized gain of $.312 per share.

 E Total distributions of $.69 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.587 per share.

 F Total distributions of $.33 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.187 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Amounts do not include the activity of the Underlying Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 K Annualized

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Multi-Manager 2045 Fund Class L

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.72	$10.56	$11.73	$11.83	$11.54
Income from Investment Operations
Net investment income (loss)B	.03	.12	.12	.15	.07
Net realized and unrealized gain (loss)	1.05	1.52	(.60)	.63	.45
Total from investment operations	1.08	1.64	(.48)	.78	.52
Distributions from net investment income	–C	(.11)	(.11)	(.14)	(.09)
Distributions from net realized gain	(.31)	(.37)	(.59)	(.74)	(.14)
Total distributions	(.32)D	(.48)	(.69)E	(.88)	(.23)
Net asset value, end of period	$12.48	$11.72	$10.56	$11.73	$11.83
Total ReturnF,G	9.36%	15.91%	(4.33)%	6.85%	4.51%
Ratios to Average Net AssetsH,I
Expenses before reductions	.09%J	.10%	.10%	.12%	.12%J
Expenses net of fee waivers, if any	.09%J	.10%	.10%	.10%	.10%J
Expenses net of all reductions	.09%J	.09%	.10%	.10%	.10%J
Net investment income (loss)	.52%J	1.09%	1.09%	1.23%	1.94%J
Supplemental Data
Net assets, end of period (000 omitted)	$123	$118	$107	$112	$105
Portfolio turnover rateH	49%J	28%	23%	16%	38%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.32 per share is comprised of distributions from net investment income of $.004 and distributions from net realized gain of $.312 per share.

 E Total distributions of $.69 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.587 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Multi-Manager 2045 Fund Class N

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.70	$10.55	$11.73	$11.82	$11.54
Income from Investment Operations
Net investment income (loss)B	.02	.09	.09	.12	.06
Net realized and unrealized gain (loss)	1.05	1.51	(.60)	.65	.45
Total from investment operations	1.07	1.60	(.51)	.77	.51
Distributions from net investment income	–	(.09)	(.08)	(.12)	(.09)
Distributions from net realized gain	(.31)	(.37)	(.58)	(.74)	(.14)
Total distributions	(.31)	(.45)C	(.67)D	(.86)	(.23)
Net asset value, end of period	$12.46	$11.70	$10.55	$11.73	$11.82
Total ReturnE,F	9.30%	15.59%	(4.65)%	6.68%	4.41%
Ratios to Average Net AssetsG,H
Expenses before reductions	.34%I	.35%	.35%	.37%	.38%I
Expenses net of fee waivers, if any	.34%I	.35%	.35%	.35%	.35%I
Expenses net of all reductions	.34%I	.35%	.35%	.35%	.35%I
Net investment income (loss)	.27%I	.83%	.84%	.98%	1.70%I
Supplemental Data
Net assets, end of period (000 omitted)	$121	$117	$106	$111	$104
Portfolio turnover rateG	49%I	28%	23%	16%	38%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.45 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.369 per share.

 D Total distributions of $.67 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.581 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers International Multi-Manager Fund Class F	20.7	21.0
Strategic Advisers Value Multi-Manager Fund Class F	18.1	18.6
Strategic Advisers Core Multi-Manager Fund Class F	18.0	18.6
Strategic Advisers Growth Multi-Manager Fund Class F	15.0	15.5
Strategic Advisers Emerging Markets Fund of Funds Class F	9.5	9.9
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.1	9.4
Fidelity Series Commodity Strategy Fund	2.0	1.7
Fidelity Series Long-Term Treasury Bond Index Fund	1.6	0.0
Strategic Advisers Income Opportunities Fund of Funds Class F	1.4	1.5
Fidelity Series Canada Fund	0.9	0.0
	96.3	96.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	62.2%
International Equity Funds	31.1%
Bond Funds	5.6%
Short-Term Funds	1.1%

Six months ago
Domestic Equity Funds	63.8%
International Equity Funds	30.9%
Bond Funds	4.2%
Short-Term Funds	1.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Multi-Manager 2050 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.2%
	Shares	Value
Fidelity Series Commodity Strategy Fund (a)	7,288	$38,118
Strategic Advisers Core Multi-Manager Fund Class F (a)	26,800	348,400
Strategic Advisers Growth Multi-Manager Fund Class F (a)	20,491	291,383
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (a)	16,872	175,465
Strategic Advisers Value Multi-Manager Fund Class F (a)	22,214	350,537
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,129,669)		1,203,903

International Equity Funds - 31.1%
Fidelity Series Canada Fund (a)	1,685	17,930
Strategic Advisers Emerging Markets Fund of Funds Class F (a)	16,057	183,371
Strategic Advisers International Multi-Manager Fund Class F (a)	30,238	400,355
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $513,926)		601,656

Bond Funds - 5.6%
Fidelity Series Emerging Markets Debt Fund (a)	1,098	11,481
Fidelity Series Floating Rate High Income Fund (a)	473	4,489
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,445	14,290
Fidelity Series International Credit Fund (a)	100	1,007
Fidelity Series Long-Term Treasury Bond Index Fund (a)	3,472	30,518
Fidelity Series Real Estate Income Fund (a)	780	8,710
Strategic Advisers Core Income Multi-Manager Fund Class F (a)	930	9,288
Strategic Advisers Income Opportunities Fund of Funds Class F (a)	2,723	27,779
TOTAL BOND FUNDS
(Cost $106,731)		107,562

Short-Term Funds - 1.1%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95% (a)(b)	15,980	15,980
Fidelity Series Short-Term Credit Fund (a)	477	4,768
TOTAL SHORT-TERM FUNDS
(Cost $20,741)		20,748
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,771,067)		1,933,869
NET OTHER ASSETS (LIABILITIES) - 0.0%		(179)
NET ASSETS - 100%		$1,933,690

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95%	$13,961	$3,780	$1,761	$61	$--	$--	$15,980
Fidelity Series Canada Fund	--	16,943	--	--	--	987	17,930
Fidelity Series Commodity Strategy Fund	--	1,292	312	57	12	(463)	38,118
Fidelity Series Commodity Strategy Fund Class F	29,506	12,124	4,472	--	(757)	1,188	--
Fidelity Series Emerging Markets Debt Fund	--	370	94	118	2	501	11,481
Fidelity Series Emerging Markets Debt Fund Class F	10,731	1,581	1,353	227	10	(267)	--
Fidelity Series Floating Rate High Income Fund	--	154	39	36	--	(103)	4,489
Fidelity Series Floating Rate High Income Fund Class F	4,317	631	564	67	(12)	105	--
Fidelity Series Inflation-Protected Bond Index Fund	--	493	125	4	1	140	14,290
Fidelity Series Inflation-Protected Bond Index Fund Class F	13,892	1,812	1,804	6	12	(131)	--
Fidelity Series International Credit Fund	--	1,002	--	--	--	5	1,007
Fidelity Series Long-Term Treasury Bond Index Fund	--	13,959	148	84	2	(148)	30,518
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	18,877	2,010	52	(14)	--	--
Fidelity Series Real Estate Income Fund	--	476	73	122	--	77	8,710
Fidelity Series Real Estate Income Fund Class F	8,163	1,156	1,060	95	18	(47)	--
Fidelity Series Short-Term Credit Fund	--	173	44	14	--	6	4,768
Fidelity Series Short-Term Credit Fund Class F	4,606	657	631	25	1	--	--
Strategic Advisers Core Income Multi-Manager Fund Class F	8,548	1,812	1,214	93	8	134	9,288
Strategic Advisers Core Multi-Manager Fund Class F	319,837	64,454	46,260	1,188	(511)	10,880	348,400
Strategic Advisers Emerging Markets Fund of Funds Class F	170,409	26,189	39,474	--	3,300	22,947	183,371
Strategic Advisers Growth Multi-Manager Fund Class F	266,751	45,145	45,751	570	1,104	24,134	291,383
Strategic Advisers Income Opportunities Fund of Funds Class F	25,990	5,050	3,617	733	(62)	418	27,779
Strategic Advisers International Multi-Manager Fund Class F	361,389	61,219	67,341	92	3,016	42,072	400,355
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	160,993	29,269	25,589	--	329	10,463	175,465
Strategic Advisers Value Multi-Manager Fund Class F	320,450	61,219	48,404	2,045	426	16,846	350,537
Total	$1,719,543	$369,837	$292,140	$5,689	$6,885	$129,744	$1,933,869

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $1,771,067) — See accompanying schedule		$1,933,869
Receivable for fund shares sold		13,559
Receivable from investment adviser for expense reductions		85
Total assets		1,947,513
Liabilities
Payable for investments purchased	$13,555
Distribution and service plan fees payable	25
Other affiliated payables	243
Total liabilities		13,823
Net Assets		$1,933,690
Net Assets consist of:
Paid in capital		$1,765,737
Undistributed net investment income		4,631
Accumulated undistributed net realized gain (loss) on investments		520
Net unrealized appreciation (depreciation) on investments		162,802
Net Assets		$1,933,690
Multi-Manager 2050:
Net Asset Value, offering price and redemption price per share ($1,689,559 ÷ 139,094 shares)		$12.15
Class L:
Net Asset Value, offering price and redemption price per share ($122,651 ÷ 10,093 shares)		$12.15
Class N:
Net Asset Value, offering price and redemption price per share ($121,480 ÷ 10,016 shares)		$12.13

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$5,689
Expenses
Transfer agent fees	$1,486
Distribution and service plan fees	145
Independent trustees' fees and expenses	3
Total expenses before reductions	1,634
Expense reductions	(571)	1,063
Net investment income (loss)		4,626
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	6,885
Capital gain distributions from underlying funds	26,064
Total net realized gain (loss)		32,949
Change in net unrealized appreciation (depreciation) on underlying funds		129,744
Net gain (loss)		162,693
Net increase (decrease) in net assets resulting from operations		$167,319

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,626	$16,076
Net realized gain (loss)	32,949	78,149
Change in net unrealized appreciation (depreciation)	129,744	126,972
Net increase (decrease) in net assets resulting from operations	167,319	221,197
Distributions to shareholders from net investment income	(576)	(15,782)
Distributions to shareholders from net realized gain	(54,346)	(54,737)
Total distributions	(54,922)	(70,519)
Share transactions - net increase (decrease)	101,902	218,634
Total increase (decrease) in net assets	214,299	369,312
Net Assets
Beginning of period	1,719,391	1,350,079
End of period	$1,933,690	$1,719,391
Other Information
Undistributed net investment income end of period	$4,631	$581

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Multi-Manager 2050 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$11.45	$10.37	$11.67	$11.85	$10.60	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.12	.11	.15	.16	.06
Net realized and unrealized gain (loss)	1.03	1.48	(.58)	.63	1.43	.54
Total from investment operations	1.06	1.60	(.47)	.78	1.59	.60
Distributions from net investment income	–C	(.12)	(.11)	(.16)	(.15)	–
Distributions from net realized gain	(.35)	(.41)	(.72)	(.81)	(.19)	–
Total distributions	(.36)D	(.52)E	(.83)	(.96)F	(.34)	–
Net asset value, end of period	$12.15	$11.45	$10.37	$11.67	$11.85	$10.60
Total ReturnG,H	9.45%	15.90%	(4.38)%	6.85%	15.13%	6.00%
Ratios to Average Net AssetsI,J
Expenses before reductions	.17%K	.20%	.22%	.20%	.20%	.21%K
Expenses net of fee waivers, if any	.10%K	.10%	.10%	.10%	.10%	.10%K
Expenses net of all reductions	.10%K	.10%	.10%	.10%	.10%	.10%K
Net investment income (loss)	.52%K	1.11%	1.06%	1.28%	1.38%	2.04%K
Supplemental Data
Net assets, end of period (000 omitted)	$1,690	$1,485	$1,137	$956	$611	$106
Portfolio turnover rateI	32%K	35%	31%	15%	21%	1%L

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.36 per share is comprised of distributions from net investment income of $.004 and distributions from net realized gain of $.354 per share.

 E Total distributions of $.52 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.407 per share.

 F Total distributions of $.96 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.806 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Amounts do not include the activity of the Underlying Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 K Annualized

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Multi-Manager 2050 Fund Class L

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.45	$10.37	$11.67	$11.85	$11.56
Income from Investment Operations
Net investment income (loss)B	.03	.12	.11	.15	.07
Net realized and unrealized gain (loss)	1.03	1.48	(.58)	.63	.45
Total from investment operations	1.06	1.60	(.47)	.78	.52
Distributions from net investment income	–C	(.11)	(.11)	(.16)	(.09)
Distributions from net realized gain	(.35)	(.41)	(.72)	(.81)	(.15)
Total distributions	(.36)D	(.52)E	(.83)	(.96)F	(.23)G
Net asset value, end of period	$12.15	$11.45	$10.37	$11.67	$11.85
Total ReturnH,I	9.45%	15.88%	(4.39)%	6.84%	4.54%
Ratios to Average Net AssetsJ,K
Expenses before reductions	.09%L	.10%	.11%	.11%	.11%L
Expenses net of fee waivers, if any	.09%L	.10%	.10%	.10%	.10%L
Expenses net of all reductions	.09%L	.10%	.10%	.10%	.10%L
Net investment income (loss)	.52%L	1.11%	1.05%	1.28%	1.99%L
Supplemental Data
Net assets, end of period (000 omitted)	$123	$118	$107	$112	$105
Portfolio turnover rateJ	32%L	35%	31%	15%	21%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.36 per share is comprised of distributions from net investment income of $.004 and distributions from net realized gain of $.354 per share.

 E Total distributions of $.52 per share is comprised of distributions from net investment income of $.113 and distributions from net realized gain of $.407 per share.

 F Total distributions of $.96 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.806 per share.

 G Total distributions of $.23 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.145 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Amounts do not include the activity of the Underlying Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 L Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Multi-Manager 2050 Fund Class N

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.44	$10.36	$11.66	$11.84	$11.56
Income from Investment Operations
Net investment income (loss)B	.02	.09	.09	.12	.06
Net realized and unrealized gain (loss)	1.02	1.49	(.59)	.63	.45
Total from investment operations	1.04	1.58	(.50)	.75	.51
Distributions from net investment income	–	(.09)	(.09)	(.13)	(.08)
Distributions from net realized gain	(.35)	(.41)	(.71)	(.81)	(.15)
Total distributions	(.35)	(.50)	(.80)	(.93)C	(.23)
Net asset value, end of period	$12.13	$11.44	$10.36	$11.66	$11.84
Total ReturnD,E	9.29%	15.64%	(4.62)%	6.57%	4.43%
Ratios to Average Net AssetsF,G
Expenses before reductions	.34%H	.35%	.36%	.36%	.37%H
Expenses net of fee waivers, if any	.34%H	.35%	.35%	.35%	.35%H
Expenses net of all reductions	.34%H	.35%	.35%	.35%	.35%H
Net investment income (loss)	.27%H	.86%	.80%	1.03%	1.74%H
Supplemental Data
Net assets, end of period (000 omitted)	$121	$117	$106	$111	$104
Portfolio turnover rateF	32%H	35%	31%	15%	21%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.93 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.806 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers International Multi-Manager Fund Class F	20.7	21.0
Strategic Advisers Value Multi-Manager Fund Class F	18.1	18.6
Strategic Advisers Core Multi-Manager Fund Class F	18.1	18.6
Strategic Advisers Growth Multi-Manager Fund Class F	15.0	15.5
Strategic Advisers Emerging Markets Fund of Funds Class F	9.5	9.9
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.1	9.4
Fidelity Series Commodity Strategy Fund	2.0	1.8
Fidelity Series Long-Term Treasury Bond Index Fund	1.6	0.0
Strategic Advisers Income Opportunities Fund of Funds Class F	1.4	1.5
Fidelity Series Canada Fund	0.9	0.0
	96.4	96.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	62.3%
International Equity Funds	31.1%
Bond Funds	5.6%
Short-Term Funds	1.0%

Six months ago
Domestic Equity Funds	63.9%
International Equity Funds	30.9%
Bond Funds	4.2%
Short-Term Funds	1.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Multi-Manager 2055 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.3%
	Shares	Value
Fidelity Series Commodity Strategy Fund (a)	8,071	$42,210
Strategic Advisers Core Multi-Manager Fund Class F (a)	29,771	387,021
Strategic Advisers Growth Multi-Manager Fund Class F (a)	22,643	321,989
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (a)	18,693	194,410
Strategic Advisers Value Multi-Manager Fund Class F (a)	24,614	388,405
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,258,599)		1,334,035

International Equity Funds - 31.1%
Fidelity Series Canada Fund (a)	1,858	19,774
Strategic Advisers Emerging Markets Fund of Funds Class F (a)	17,820	203,503
Strategic Advisers International Multi-Manager Fund Class F (a)	33,506	443,616
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $571,331)		666,893

Bond Funds - 5.6%
Fidelity Series Emerging Markets Debt Fund (a)	1,219	12,749
Fidelity Series Floating Rate High Income Fund (a)	525	4,978
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,603	15,853
Fidelity Series International Credit Fund (a)	74	741
Fidelity Series Long-Term Treasury Bond Index Fund (a)	3,877	34,075
Fidelity Series Real Estate Income Fund (a)	865	9,657
Strategic Advisers Core Income Multi-Manager Fund Class F (a)	1,033	10,315
Strategic Advisers Income Opportunities Fund of Funds Class F (a)	3,013	30,737
TOTAL BOND FUNDS
(Cost $118,040)		119,105

Short-Term Funds - 1.0%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95% (a)(b)	17,949	17,949
Fidelity Series Short-Term Credit Fund (a)	474	4,739
TOTAL SHORT-TERM FUNDS
(Cost $22,682)		22,688
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,970,652)		2,142,721
NET OTHER ASSETS (LIABILITIES) - 0.0%		(197)
NET ASSETS - 100%		$2,142,524

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95%	$14,755	$5,013	$1,819	$66	$--	$--	$17,949
Fidelity Series Canada Fund	--	18,683	--	--	--	1,091	19,774
Fidelity Series Commodity Strategy Fund	--	1,217	6	64	--	(1,098)	42,210
Fidelity Series Commodity Strategy Fund Class F	34,241	10,996	4,064	--	(517)	1,441	--
Fidelity Series Emerging Markets Debt Fund	--	347	2	131	--	612	12,749
Fidelity Series Emerging Markets Debt Fund Class F	11,727	1,720	1,313	245	14	(356)	--
Fidelity Series Floating Rate High Income Fund	--	145	1	40	--	(93)	4,978
Fidelity Series Floating Rate High Income Fund Class F	4,708	686	547	72	(12)	92	--
Fidelity Series Inflation-Protected Bond Index Fund	--	461	2	4	--	139	15,853
Fidelity Series Inflation-Protected Bond Index Fund Class F	15,153	1,972	1,750	7	(9)	(111)	--
Fidelity Series International Credit Fund	--	737	--	--	--	4	741
Fidelity Series Long-Term Treasury Bond Index Fund	--	15,226	3	95	--	(164)	34,075
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	20,115	1,091	54	(8)	--	--
Fidelity Series Real Estate Income Fund	--	479	1	136	--	75	9,657
Fidelity Series Real Estate Income Fund Class F	8,904	1,257	1,028	102	4	(33)	--
Fidelity Series Short-Term Credit Fund	--	162	1	14	--	6	4,739
Fidelity Series Short-Term Credit Fund Class F	4,473	711	613	24	--	1	--
Strategic Advisers Core Income Multi-Manager Fund Class F	9,324	1,933	1,096	101	(3)	157	10,315
Strategic Advisers Core Multi-Manager Fund Class F	348,742	68,186	41,750	1,261	(215)	12,058	387,021
Strategic Advisers Emerging Markets Fund of Funds Class F	185,901	26,531	37,248	--	2,423	25,896	203,503
Strategic Advisers Growth Multi-Manager Fund Class F	290,843	46,731	43,358	596	299	27,474	321,989
Strategic Advisers Income Opportunities Fund of Funds Class F	28,288	5,356	3,287	796	(19)	399	30,737
Strategic Advisers International Multi-Manager Fund Class F	394,273	65,157	65,066	100	2,023	47,229	443,616
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	175,053	31,166	23,635	--	(1,000)	12,826	194,410
Strategic Advisers Value Multi-Manager Fund Class F	348,935	64,992	44,567	2,176	698	18,347	388,405
Total	$1,875,320	$389,979	$272,248	$6,084	$3,678	$145,992	$2,142,721

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $1,970,652) — See accompanying schedule		$2,142,721
Receivable for fund shares sold		6,836
Receivable from investment adviser for expense reductions		113
Total assets		2,149,670
Liabilities
Payable for investments purchased	$6,832
Distribution and service plan fees payable	25
Other affiliated payables	289
Total liabilities		7,146
Net Assets		$2,142,524
Net Assets consist of:
Paid in capital		$1,955,008
Undistributed net investment income		4,652
Accumulated undistributed net realized gain (loss) on investments		10,795
Net unrealized appreciation (depreciation) on investments		172,069
Net Assets		$2,142,524
Multi-Manager 2055:
Net Asset Value, offering price and redemption price per share ($1,898,470 ÷ 151,891 shares)		$12.50
Class L:
Net Asset Value, offering price and redemption price per share ($122,609 ÷ 9,805 shares)		$12.50
Class N:
Net Asset Value, offering price and redemption price per share ($121,445 ÷ 9,741 shares)		$12.47

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$6,084
Expenses
Transfer agent fees	$1,771
Distribution and service plan fees	145
Independent trustees' fees and expenses	4
Total expenses before reductions	1,920
Expense reductions	(775)	1,145
Net investment income (loss)		4,939
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	3,678
Capital gain distributions from underlying funds	27,647
Total net realized gain (loss)		31,325
Change in net unrealized appreciation (depreciation) on underlying funds		145,992
Net gain (loss)		177,317
Net increase (decrease) in net assets resulting from operations		$182,256

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,939	$16,395
Net realized gain (loss)	31,325	72,487
Change in net unrealized appreciation (depreciation)	145,992	139,179
Net increase (decrease) in net assets resulting from operations	182,256	228,061
Distributions to shareholders from net investment income	(751)	(15,681)
Distributions to shareholders from net realized gain	(57,163)	(43,302)
Total distributions	(57,914)	(58,983)
Share transactions - net increase (decrease)	143,031	329,493
Total increase (decrease) in net assets	267,373	498,571
Net Assets
Beginning of period	1,875,151	1,376,580
End of period	$2,142,524	$1,875,151
Other Information
Undistributed net investment income end of period	$4,652	$464

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Multi-Manager 2055 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$11.77	$10.57	$11.84	$11.95	$10.62	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.12	.11	.15	.15	.06
Net realized and unrealized gain (loss)	1.06	1.52	(.59)	.64	1.50	.56
Total from investment operations	1.09	1.64	(.48)	.79	1.65	.62
Distributions from net investment income	(.01)	(.11)	(.10)	(.15)	(.14)	–
Distributions from net realized gain	(.35)	(.33)	(.68)	(.75)	(.18)	–
Total distributions	(.36)	(.44)	(.79)C	(.90)	(.32)	–
Net asset value, end of period	$12.50	$11.77	$10.57	$11.84	$11.95	$10.62
Total ReturnD,E	9.46%	15.87%	(4.38)%	6.83%	15.67%	6.20%
Ratios to Average Net AssetsF,G
Expenses before reductions	.19%H	.23%	.25%	.26%	.24%	.21%H
Expenses net of fee waivers, if any	.10%H	.10%	.10%	.10%	.10%	.10%H
Expenses net of all reductions	.10%H	.10%	.10%	.10%	.10%	.10%H
Net investment income (loss)	.50%H	1.10%	1.05%	1.26%	1.34%	1.98%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,898	$1,641	$1,164	$856	$357	$106
Portfolio turnover rateF	27%H	35%	15%	11%	19%	1%I

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.79 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.683 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Multi-Manager 2055 Fund Class L

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.78	$10.57	$11.84	$11.95	$11.64
Income from Investment Operations
Net investment income (loss)B	.03	.12	.12	.15	.07
Net realized and unrealized gain (loss)	1.05	1.53	(.60)	.64	.46
Total from investment operations	1.08	1.65	(.48)	.79	.53
Distributions from net investment income	–C	(.11)	(.10)	(.15)	(.08)
Distributions from net realized gain	(.35)	(.33)	(.68)	(.75)	(.14)
Total distributions	(.36)D	(.44)	(.79)E	(.90)	(.22)
Net asset value, end of period	$12.50	$11.78	$10.57	$11.84	$11.95
Total ReturnF,G	9.35%	15.97%	(4.39)%	6.81%	4.54%
Ratios to Average Net AssetsH,I
Expenses before reductions	.09%J	.10%	.11%	.12%	.12%J
Expenses net of fee waivers, if any	.09%J	.10%	.10%	.10%	.10%J
Expenses net of all reductions	.09%J	.10%	.10%	.10%	.10%J
Net investment income (loss)	.51%J	1.10%	1.05%	1.26%	1.96%J
Supplemental Data
Net assets, end of period (000 omitted)	$123	$118	$107	$112	$105
Portfolio turnover rateH	27%J	35%	15%	11%	19%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.36 per share is comprised of distributions from net investment income of $.004 and distributions from net realized gain of $.354 per share.

 E Total distributions of $.79 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $.683 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Multi-Manager 2055 Fund Class N

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.75	$10.56	$11.83	$11.94	$11.64
Income from Investment Operations
Net investment income (loss)B	.02	.09	.09	.12	.06
Net realized and unrealized gain (loss)	1.05	1.51	(.59)	.64	.45
Total from investment operations	1.07	1.60	(.50)	.76	.51
Distributions from net investment income	–	(.09)	(.08)	(.12)	(.08)
Distributions from net realized gain	(.35)	(.33)	(.68)	(.75)	(.14)
Total distributions	(.35)	(.41)C	(.77)D	(.87)	(.21)E
Net asset value, end of period	$12.47	$11.75	$10.56	$11.83	$11.94
Total ReturnF,G	9.34%	15.58%	(4.57)%	6.54%	4.44%
Ratios to Average Net AssetsH,I
Expenses before reductions	.34%J	.35%	.36%	.37%	.38%J
Expenses net of fee waivers, if any	.34%J	.35%	.35%	.35%	.35%J
Expenses net of all reductions	.34%J	.35%	.35%	.35%	.35%J
Net investment income (loss)	.26%J	.85%	.80%	1.01%	1.71%J
Supplemental Data
Net assets, end of period (000 omitted)	$121	$117	$106	$111	$104
Portfolio turnover rateH	27%J	35%	15%	11%	19%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.41 per share is comprised of distributions from net investment income of $.089 and distributions from net realized gain of $.325 per share.

 D Total distributions of $.77 per share is comprised of distributions from net investment income of $.082 and distributions from net realized gain of $.683 per share.

 E Total distributions of $.21 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.137 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers International Multi-Manager Fund Class F	20.7	21.1
Strategic Advisers Value Multi-Manager Fund Class F	18.2	18.6
Strategic Advisers Core Multi-Manager Fund Class F	18.0	18.6
Strategic Advisers Growth Multi-Manager Fund Class F	15.0	15.5
Strategic Advisers Emerging Markets Fund of Funds Class F	9.5	9.9
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.1	9.3
Fidelity Series Commodity Strategy Fund	2.0	1.9
Fidelity Series Long-Term Treasury Bond Index Fund	1.6	0.0
Strategic Advisers Income Opportunities Fund of Funds Class F	1.4	1.5
Fidelity Series Canada Fund	0.9	0.0
	96.4	96.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	62.3%
International Equity Funds	31.1%
Bond Funds	5.6%
Short-Term Funds	1.0%

Six months ago
Domestic Equity Funds	63.9%
International Equity Funds	31.0%
Bond Funds	4.1%
Short-Term Funds	1.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Multi-Manager 2060 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.3%
	Shares	Value
Fidelity Series Commodity Strategy Fund (a)	3,047	$15,936
Strategic Advisers Core Multi-Manager Fund Class F (a)	11,190	145,474
Strategic Advisers Growth Multi-Manager Fund Class F (a)	8,545	121,510
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (a)	7,059	73,416
Strategic Advisers Value Multi-Manager Fund Class F (a)	9,354	147,612
TOTAL DOMESTIC EQUITY FUNDS
(Cost $458,601)		503,948

International Equity Funds - 31.1%
Fidelity Series Canada Fund (a)	702	7,473
Strategic Advisers Emerging Markets Fund of Funds Class F (a)	6,737	76,935
Strategic Advisers International Multi-Manager Fund Class F (a)	12,649	167,473
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $208,396)		251,881

Bond Funds - 5.6%
Fidelity Series Emerging Markets Debt Fund (a)	449	4,697
Fidelity Series Floating Rate High Income Fund (a)	197	1,872
Fidelity Series Inflation-Protected Bond Index Fund (a)	603	5,959
Fidelity Series International Credit Fund (a)	20	201
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,477	12,979
Fidelity Series Real Estate Income Fund (a)	326	3,641
Strategic Advisers Core Income Multi-Manager Fund Class F (a)	388	3,881
Strategic Advisers Income Opportunities Fund of Funds Class F (a)	1,138	11,610
TOTAL BOND FUNDS
(Cost $43,928)		44,840

Short-Term Funds - 1.0%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95% (a)(b)	6,789	6,789
Fidelity Series Short-Term Credit Fund (a)	152	1,514
TOTAL SHORT-TERM FUNDS
(Cost $8,300)		8,303
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $719,225)		808,972
NET OTHER ASSETS (LIABILITIES) - 0.0%		42
NET ASSETS - 100%		$809,014

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95%	$6,632	$1,871	$1,714	$26	$--	$--	$6,789
Fidelity Series Canada Fund	--	7,066	--	--	--	407	7,473
Fidelity Series Commodity Strategy Fund	--	649	--	24	--	38	15,936
Fidelity Series Commodity Strategy Fund Class F	15,896	3,310	3,786	--	(83)	(88)	--
Fidelity Series Emerging Markets Debt Fund	--	188	--	48	--	258	4,697
Fidelity Series Emerging Markets Debt Fund Class F	5,091	549	1,239	100	29	(179)	--
Fidelity Series Floating Rate High Income Fund	--	78	--	15	--	8	1,872
Fidelity Series Floating Rate High Income Fund Class F	2,097	217	516	30	(2)	(10)	--
Fidelity Series Inflation-Protected Bond Index Fund	--	250	--	2	--	90	5,959
Fidelity Series Inflation-Protected Bond Index Fund Class F	6,751	601	1,652	3	12	(93)	--
Fidelity Series International Credit Fund	--	200	--	--	--	1	201
Fidelity Series Long-Term Treasury Bond Index Fund	--	6,105	--	35	--	(66)	12,979
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	7,816	869	22	(7)	--	--
Fidelity Series Real Estate Income Fund	--	225	--	51	--	66	3,641
Fidelity Series Real Estate Income Fund Class F	3,967	395	971	44	7	(48)	--
Fidelity Series Short-Term Credit Fund	--	88	--	4	--	3	1,514
Fidelity Series Short-Term Credit Fund Class F	1,784	217	578	9	1	(1)	--
Strategic Advisers Core Income Multi-Manager Fund Class F	3,915	936	1,033	40	9	54	3,881
Strategic Advisers Core Multi-Manager Fund Class F	155,333	25,697	40,496	491	540	4,400	145,474
Strategic Advisers Emerging Markets Fund of Funds Class F	82,814	9,831	27,219	--	3,221	8,288	76,935
Strategic Advisers Growth Multi-Manager Fund Class F	129,544	18,513	37,887	237	768	10,572	121,510
Strategic Advisers Income Opportunities Fund of Funds Class F	12,627	1,917	3,098	322	31	133	11,610
Strategic Advisers International Multi-Manager Fund Class F	175,654	22,547	50,966	44	2,647	17,591	167,473
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	77,901	11,999	21,107	--	(519)	5,142	73,416
Strategic Advisers Value Multi-Manager Fund Class F	155,349	24,543	39,874	871	1,540	6,054	147,612
Total	$835,355	$145,808	$233,005	$2,418	$8,194	$52,620	$808,972

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $719,225) — See accompanying schedule		$808,972
Cash		120
Receivable for fund shares sold		2,559
Receivable from investment adviser for expense reductions		48
Total assets		811,699
Liabilities
Payable for investments purchased	$2,553
Distribution and service plan fees payable	25
Other affiliated payables	107
Total liabilities		2,685
Net Assets		$809,014
Net Assets consist of:
Paid in capital		$701,651
Undistributed net investment income		1,724
Accumulated undistributed net realized gain (loss) on investments		15,892
Net unrealized appreciation (depreciation) on investments		89,747
Net Assets		$809,014
Multi-Manager 2060:
Net Asset Value, offering price and redemption price per share ($567,371 ÷ 51,512 shares)		$11.01
Class L:
Net Asset Value, offering price and redemption price per share ($121,299 ÷ 11,009 shares)		$11.02
Class N:
Net Asset Value, offering price and redemption price per share ($120,344 ÷ 10,953 shares)		$10.99

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$2,418
Expenses
Transfer agent fees	$647
Distribution and service plan fees	144
Independent trustees' fees and expenses	1
Total expenses before reductions	792
Expense reductions	(242)	550
Net investment income (loss)		1,868
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	8,194
Capital gain distributions from underlying funds	10,967
Total net realized gain (loss)		19,161
Change in net unrealized appreciation (depreciation) on underlying funds		52,620
Net gain (loss)		71,781
Net increase (decrease) in net assets resulting from operations		$73,649

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,868	$5,854
Net realized gain (loss)	19,161	22,494
Change in net unrealized appreciation (depreciation)	52,620	73,829
Net increase (decrease) in net assets resulting from operations	73,649	102,177
Distributions to shareholders from net investment income	(212)	(5,635)
Distributions to shareholders from net realized gain	(10,568)	(20,433)
Total distributions	(10,780)	(26,068)
Share transactions - net increase (decrease)	(89,237)	268,267
Total increase (decrease) in net assets	(26,368)	344,376
Net Assets
Beginning of period	835,382	491,006
End of period	$809,014	$835,382
Other Information
Undistributed net investment income end of period	$1,724	$68

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Multi-Manager 2060 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.20	$9.23	$10.33	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.10	.10	.08
Net realized and unrealized gain (loss)	.91	1.33	(.52)	.42
Total from investment operations	.94	1.43	(.42)	.50
Distributions from net investment income	–C	(.10)	(.09)	(.08)
Distributions from net realized gain	(.13)	(.36)	(.60)	(.09)
Total distributions	(.13)	(.46)	(.68)D	(.17)
Net asset value, end of period	$11.01	$10.20	$9.23	$10.33
Total ReturnE,F	9.33%	15.99%	(4.37)%	5.02%
Ratios to Average Net AssetsG,H
Expenses before reductions	.18%I	.19%	.20%	.15%I
Expenses net of fee waivers, if any	.10%I	.10%	.10%	.10%I
Expenses net of all reductions	.10%I	.10%	.10%	.10%I
Net investment income (loss)	.50%I	.99%	1.07%	1.14%I
Supplemental Data
Net assets, end of period (000 omitted)	$567	$614	$290	$138
Portfolio turnover rateG	36%I	60%	8%	13%I

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.68 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.596 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Multi-Manager 2060 Fund Class L

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.20	$9.24	$10.34	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.10	.10	.08
Net realized and unrealized gain (loss)	.92	1.32	(.52)	.43
Total from investment operations	.95	1.42	(.42)	.51
Distributions from net investment income	–C	(.10)	(.08)	(.08)
Distributions from net realized gain	(.13)	(.36)	(.60)	(.09)
Total distributions	(.13)	(.46)	(.68)	(.17)
Net asset value, end of period	$11.02	$10.20	$9.24	$10.34
Total ReturnD,E	9.43%	15.85%	(4.38)%	5.12%
Ratios to Average Net AssetsF,G
Expenses before reductions	.11%H	.12%	.14%	.14%H
Expenses net of fee waivers, if any	.10%H	.10%	.10%	.10%H
Expenses net of all reductions	.10%H	.10%	.10%	.10%H
Net investment income (loss)	.50%H	.99%	1.08%	1.13%H
Supplemental Data
Net assets, end of period (000 omitted)	$121	$111	$100	$105
Portfolio turnover rateF	36%H	60%	8%	13%H

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Multi-Manager 2060 Fund Class N

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.18	$9.23	$10.33	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.07	.08	.06
Net realized and unrealized gain (loss)	.93	1.33	(.52)	.43
Total from investment operations	.94	1.40	(.44)	.49
Distributions from net investment income	–	(.08)	(.07)	(.07)
Distributions from net realized gain	(.13)	(.36)	(.60)	(.09)
Total distributions	(.13)	(.45)C	(.66)D	(.16)
Net asset value, end of period	$10.99	$10.18	$9.23	$10.33
Total ReturnE,F	9.32%	15.55%	(4.57)%	4.91%
Ratios to Average Net AssetsG,H
Expenses before reductions	.35%I	.37%	.39%	.38%I
Expenses net of fee waivers, if any	.35%I	.35%	.35%	.35%I
Expenses net of all reductions	.35%I	.35%	.35%	.35%I
Net investment income (loss)	.25%I	.74%	.82%	.89%I
Supplemental Data
Net assets, end of period (000 omitted)	$120	$110	$100	$105
Portfolio turnover rateG	36%I	60%	8%	13%I

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.45 per share is comprised of distributions from net investment income of $.081 and distributions from net realized gain of $.364 per share.

 D Total distributions of $.66 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.596 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended September 30, 2017

1. Organization.

Fidelity Multi-Manager Income Fund, Fidelity Multi-Manager 2005 Fund, Fidelity Multi-Manager 2010 Fund, Fidelity Multi-Manager 2015 Fund, Fidelity Multi-Manager 2020 Fund, Fidelity Multi-Manager 2025 Fund, Fidelity Multi-Manager 2030 Fund, Fidelity Multi-Manager 2035 Fund, Fidelity Multi-Manager 2040 Fund, Fidelity Multi-Manager 2045 Fund, Fidelity Multi-Manager 2050 Fund, Fidelity Multi-Manager 2055 Fund and Fidelity Multi-Manager 2060 Fund (the Funds) are funds of Fidelity Boylston Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in affiliated mutual funds and may also invest in unaffiliated mutual funds (the Underlying Funds). The Funds are available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. Each Fund offers Multi-Manager, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective after the close of business on December 1, 2017, each Fund will be closed to new accounts.

2. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Multi-Manager Income Fund	$1,230,071	$44,663	$(5,416)	$39,247
Fidelity Multi-Manager 2005 Fund	425,638	18,620	(3,682)	14,938
Fidelity Multi-Manager 2010 Fund	539,638	38,189	(2,310)	35,879
Fidelity Multi-Manager 2015 Fund	1,422,091	82,019	(10,303)	71,716
Fidelity Multi-Manager 2020 Fund	6,492,583	385,485	(34,700)	350,785
Fidelity Multi-Manager 2025 Fund	2,782,329	197,978	(19,550)	178,428
Fidelity Multi-Manager 2030 Fund	3,086,246	230,280	(20,943)	209,337
Fidelity Multi-Manager 2035 Fund	3,063,945	308,053	(23,540)	284,513
Fidelity Multi-Manager 2040 Fund	2,170,430	212,883	(22,780)	190,103
Fidelity Multi-Manager 2045 Fund	2,405,573	224,151	(22,391)	201,760
Fidelity Multi-Manager 2050 Fund	1,793,541	167,961	(27,633)	140,328
Fidelity Multi-Manager 2055 Fund	1,987,021	182,759	(27,059)	155,700
Fidelity Multi-Manager 2060 Fund	720,109	89,796	(933)	88,863

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryforward
Fidelity Multi-Manager Income Fund	$(4,192)	$–	$(4,192)	$(4,192)
Fidelity Multi-Manager 2010 Fund	(773)	(13,002)	(13,775)	(13,775)
Fidelity Multi-Manager 2015 Fund	(4,185)	(1,552)	(5,737)	(5,737)

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Multi-Manager Income Fund	663,801	492,139
Fidelity Multi-Manager 2005 Fund	105,616	25,835
Fidelity Multi-Manager 2010 Fund	55,736	46,075
Fidelity Multi-Manager 2015 Fund	237,897	73,355
Fidelity Multi-Manager 2020 Fund	1,450,034	711,228
Fidelity Multi-Manager 2025 Fund	845,025	337,100
Fidelity Multi-Manager 2030 Fund	1,319,539	123,068
Fidelity Multi-Manager 2035 Fund	1,047,850	525,130
Fidelity Multi-Manager 2040 Fund	497,716	287,539
Fidelity Multi-Manager 2045 Fund	740,838	622,186
Fidelity Multi-Manager 2050 Fund	369,837	292,140
Fidelity Multi-Manager 2055 Fund	389,979	272,248
Fidelity Multi-Manager 2060 Fund	145,808	233,005

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of Fidelity Management & Research Company (FMR), provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding distribution and service fees, transfer agent fees, compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Each Fund's Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Fidelity Multi-Manager Income Fund
Class N	.25%	$ 134	$ 134
Fidelity Multi-Manager 2005 Fund
Class N	.25%	$ 138	$ 138
Fidelity Multi-Manager 2010 Fund
Class N	.25%	$ 141	$ 141
Fidelity Multi-Manager 2015 Fund
Class N	.25%	$ 143	$ 143
Fidelity Multi-Manager 2020 Fund
Class N	.25%	$ 145	$ 145
Fidelity Multi-Manager 2025 Fund
Class N	.25%	$ 147	$ 147
Fidelity Multi-Manager 2030 Fund
Class N	.25%	$ 150	$ 150
Fidelity Multi-Manager 2035 Fund
Class N	.25%	$ 145	$ 145
Fidelity Multi-Manager 2040 Fund
Class N	.25%	$ 145	$ 145
Fidelity Multi-Manager 2045 Fund
Class N	.25%	$ 145	$ 145
Fidelity Multi-Manager 2050 Fund
Class N	.25%	$ 145	$ 145
Fidelity Multi-Manager 2055 Fund
Class N	.25%	$ 145	$ 145
Fidelity Multi-Manager 2060 Fund
Class N	.25%	$ 144	$ 144

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Fidelity Multi-Manager Income Fund
Multi-Manager Income	$261.06
Class L	27.05
Class N	27.05
	$315
Fidelity Multi-Manager 2005 Fund
Multi-Manager 2005	$53.06
Class L	45.08
Class N	45.08
	$143
Fidelity Multi-Manager 2010 Fund
Multi-Manager 2010	$88.05
Class L	38.07
Class N	37.07
	$163
Fidelity Multi-Manager 2015 Fund
Multi-Manager 2015	$425.08
Class L	47.08
Class N	47.08
	$519
Fidelity Multi-Manager 2020 Fund
Multi-Manager 2020	$2,274.08
Class L	44.08
Class N	43.07
	$2,361
Fidelity Multi-Manager 2025 Fund
Multi-Manager 2025	$1,159.10
Class L	47.08
Class N	47.08
	$1,253
Fidelity Multi-Manager 2030 Fund
Multi-Manager 2030	$1,219.10
Class L	51.08
Class N	51.08
	$1,321
Fidelity Multi-Manager 2035 Fund
Multi-Manager 2035	$1,713.12
Class L	53.09
Class N	52.09
	$1,818
Fidelity Multi-Manager 2040 Fund
Multi-Manager 2040	$1,392.14
Class L	55.09
Class N	55.09
	$1,502
Fidelity Multi-Manager 2045 Fund
Multi-Manager 2045	$1,767.15
Class L	54.09
Class N	54.09
	$1,875
Fidelity Multi-Manager 2050 Fund
Multi-Manager 2050	$1,376.17
Class L	55.09
Class N	55.09
	$1,486
Fidelity Multi-Manager 2055 Fund
Multi-Manager 2055	$1,661.19
Class L	55.09
Class N	55.09
	$1,771
Fidelity Multi-Manager 2060 Fund
Multi-Manager 2060	$526.18
Class L	61.11
Class N	60.10
	$647

 (a) Annualized

5. Expense Reductions.

The investment adviser contractually agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through May 31, 2018. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity Multi-Manager 2030 Fund
Multi-Manager 2030	.10%	$5
Class L	.10%	–
Class N	.35%	–
Fidelity Multi-Manager 2035 Fund
Multi-Manager 2035	.10%	$299
Class L	.10%	–
Class N	.35%	–
Fidelity Multi-Manager 2040 Fund
Multi-Manager 2040	.10%	$436
Class L	.10%	–
Class N	.35%	–
Fidelity Multi-Manager 2045 Fund
Multi-Manager 2045	.10%	$616
Class L	.10%	–
Class N	.35%	–
Fidelity Multi-Manager 2050 Fund
Multi-Manager 2050	.10%	$571
Class L	.10%	–
Class N	.35%	–
Fidelity Multi-Manager 2055 Fund
Multi-Manager 2055	.10%	$775
Class L	.10%	–
Class N	.35%	–
Fidelity Multi-Manager 2060 Fund
Multi-Manager 2060	.10%	$238
Class L	.10%	2
Class N	.35%	2

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2017	Year ended March 31, 2017
Fidelity Multi-Manager Income Fund
From net investment income
Multi-Manager Income	$5,127	$14,871
Class L	609	1,592
Class N	481	1,328
Total	$6,217	$17,791
From net realized gain
Multi-Manager Income	$–	$2,324
Class L	–	273
Class N	–	271
Total	$–	$2,868
Fidelity Multi-Manager 2005 Fund
From net investment income
Multi-Manager 2005	$307	$1,825
Class L	258	1,502
Class N	194	1,231
Total	$759	$4,558
From net realized gain
Multi-Manager 2005	$969	$364
Class L	845	305
Class N	838	303
Total	$2,652	$972
Fidelity Multi-Manager 2010 Fund
From net investment income
Multi-Manager 2010	$688	$5,567
Class L	246	1,761
Class N	173	1,491
Total	$1,107	$8,819
From net realized gain
Multi-Manager 2010	$–	$4,867
Class L	–	1,021
Class N	–	1,016
Total	$–	$6,904
Fidelity Multi-Manager 2015 Fund
From net investment income
Multi-Manager 2015	$2,060	$19,795
Class L	232	1,503
Class N	161	1,237
Total	$2,453	$22,535
From net realized gain
Multi-Manager 2015	$–	$5,801
Class L	–	438
Class N	–	435
Total	$–	$6,674
Fidelity Multi-Manager 2020 Fund
From net investment income
Multi-Manager 2020	$8,359	$54,436
Class L	163	1,380
Class N	91	1,114
Total	$8,613	$56,930
From net realized gain
Multi-Manager 2020	$59,032	$48,280
Class L	1,148	1,203
Class N	1,139	1,196
Total	$61,319	$50,679
Fidelity Multi-Manager 2025 Fund
From net investment income
Multi-Manager 2025	$3,172	$23,916
Class L	162	1,343
Class N	90	1,080
Total	$3,424	$26,339
From net realized gain
Multi-Manager 2025	$48,965	$39,275
Class L	2,500	2,283
Class N	2,481	2,271
Total	$53,946	$43,829
Fidelity Multi-Manager 2030 Fund
From net investment income
Multi-Manager 2030	$1,888	$17,968
Class L	93	1,233
Class N	31	965
Total	$2,012	$20,166
From net realized gain
Multi-Manager 2030	$49,283	$16,879
Class L	2,695	1,142
Class N	2,675	1,136
Total	$54,653	$19,157
Fidelity Multi-Manager 2035 Fund
From net investment income
Multi-Manager 2035	$1,178	$19,096
Class L	39	1,077
Class N	–	836
Total	$1,217	$21,009
From net realized gain
Multi-Manager 2035	$61,708	$55,222
Class L	2,532	3,283
Class N	2,476	3,238
Total	$66,716	$61,743
Fidelity Multi-Manager 2040 Fund
From net investment income
Multi-Manager 2040	$615	$12,607
Class L	39	925
Class N	–	722
Total	$654	$14,254
From net realized gain
Multi-Manager 2040	$50,131	$27,834
Class L	3,147	2,754
Class N	3,088	2,741
Total	$56,366	$33,329
Fidelity Multi-Manager 2045 Fund
From net investment income
Multi-Manager 2045	$787	$16,411
Class L	38	1,024
Class N	–	825
Total	$825	$18,260
From net realized gain
Multi-Manager 2045	$61,363	$53,307
Class L	2,985	3,612
Class N	2,926	3,564
Total	$67,274	$60,483
Fidelity Multi-Manager 2050 Fund
From net investment income
Multi-Manager 2050	$537	$13,759
Class L	39	1,123
Class N	–	900
Total	$576	$15,782
From net realized gain
Multi-Manager 2050	$47,482	$46,725
Class L	3,464	4,026
Class N	3,400	3,986
Total	$54,346	$54,737
Fidelity Multi-Manager 2055 Fund
From net investment income
Multi-Manager 2055	$713	$13,743
Class L	38	1,073
Class N	–	865
Total	$751	$15,681
From net realized gain
Multi-Manager 2055	$50,448	$37,018
Class L	3,368	3,149
Class N	3,347	3,135
Total	$57,163	$43,302
Fidelity Multi-Manager 2060 Fund
From net investment income
Multi-Manager 2060	$179	$3,747
Class L	33	1,040
Class N	–	848
Total	$212	$5,635
From net realized gain
Multi-Manager 2060	$7,749	$12,836
Class L	1,413	3,804
Class N	1,406	3,793
Total	$10,568	$20,433

7. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended September 30, 2017	Year endedMarch 31, 2017	Six months ended September 30, 2017	Year endedMarch 31, 2017
Fidelity Multi-Manager Income Fund
Multi-Manager Income
Shares sold	58,351	46,915	$611,749	$472,923
Reinvestment of distributions	489	1,700	5,127	17,195
Shares redeemed	(42,982)	(48,806)	(450,772)	(493,950)
Net increase (decrease)	15,858	(191)	$166,104	$(3,832)
Class L
Reinvestment of distributions	58	184	$609	$1,865
Shares redeemed	–	(513)	–	(5,076)
Net increase (decrease)	58	(329)	$609	$(3,211)
Class N
Reinvestment of distributions	46	158	$481	$1,599
Shares redeemed	–	(511)	–	(5,047)
Net increase (decrease)	46	(353)	$481	$(3,448)
Fidelity Multi-Manager 2005 Fund
Multi-Manager 2005
Shares sold	7,863	203	$84,084	$2,083
Reinvestment of distributions	120	215	1,276	2,189
Shares redeemed	(802)	(1,434)	(8,516)	(14,619)
Net increase (decrease)	7,181	(1,016)	$76,844	$(10,347)
Class L
Reinvestment of distributions	104	177	$1,103	$1,807
Shares redeemed	–	(513)	–	(5,090)
Net increase (decrease)	104	(336)	$1,103	$(3,283)
Class N
Reinvestment of distributions	98	151	$1,032	$1,534
Shares redeemed	–	(510)	–	(5,061)
Net increase (decrease)	98	(359)	$1,032	$(3,527)
Fidelity Multi-Manager 2010 Fund
Multi-Manager 2010
Shares sold	2,190	14,829	$24,332	$152,555
Reinvestment of distributions	63	1,020	688	10,434
Shares redeemed	(1,930)	(42,194)	(20,939)	(435,825)
Net increase (decrease)	323	(26,345)	$4,081	$(272,836)
Class L
Reinvestment of distributions	22	271	$246	$2,782
Shares redeemed	–	(505)	–	(5,097)
Net increase (decrease)	22	(234)	$246	$(2,315)
Class N
Reinvestment of distributions	16	244	$173	$2,507
Shares redeemed	–	(503)	–	(5,069)
Net increase (decrease)	16	(259)	$173	$(2,562)
Fidelity Multi-Manager 2015 Fund
Multi-Manager 2015
Shares sold	13,685	15,680	$159,080	$168,417
Reinvestment of distributions	183	2,425	2,060	25,596
Shares redeemed	(966)	(70,921)	(11,076)	(754,201)
Net increase (decrease)	12,902	(52,816)	$150,064	$(560,188)
Class L
Reinvestment of distributions	21	184	$232	$1,941
Shares redeemed	–	(502)	–	(5,099)
Net increase (decrease)	21	(318)	$232	$(3,158)
Class N
Reinvestment of distributions	14	158	$161	$1,672
Shares redeemed	–	(500)	–	(5,070)
Net increase (decrease)	14	(342)	$161	$(3,398)
Fidelity Multi-Manager 2020 Fund
Multi-Manager 2020
Shares sold	98,489	182,067	$1,125,110	$1,980,452
Reinvestment of distributions	6,001	9,830	67,391	102,716
Shares redeemed	(41,119)	(103,698)	(465,830)	(1,063,211)
Net increase (decrease)	63,371	88,199	$726,671	$1,019,957
Class L
Reinvestment of distributions	117	247	$1,311	$2,583
Shares redeemed	–	(501)	–	(5,101)
Net increase (decrease)	117	(254)	$1,311	$(2,518)
Class N
Reinvestment of distributions	110	221	$1,230	$2,310
Shares redeemed	–	(499)	–	(5,072)
Net increase (decrease)	110	(278)	$1,230	$(2,762)
Fidelity Multi-Manager 2025 Fund
Multi-Manager 2025
Shares sold	64,771	118,715	$747,838	$1,290,403
Reinvestment of distributions	4,626	5,939	52,137	63,191
Shares redeemed	(23,940)	(102,394)	(274,238)	(1,115,672)
Net increase (decrease)	45,457	22,260	$525,737	$237,922
Class L
Reinvestment of distributions	236	341	$2,662	$3,626
Shares redeemed	–	(494)	–	(5,111)
Net increase (decrease)	236	(153)	$2,662	$(1,485)
Class N
Reinvestment of distributions	228	315	$2,571	$3,351
Shares redeemed	–	(492)	–	(5,082)
Net increase (decrease)	228	(177)	$2,571	$(1,731)
Fidelity Multi-Manager 2030 Fund
Multi-Manager 2030
Shares sold	101,294	53,159	$1,166,718	$561,061
Reinvestment of distributions	4,536	3,263	51,171	34,847
Shares redeemed	(778)	(31,769)	(9,032)	(338,013)
Net increase (decrease)	105,052	24,653	$1,208,857	$257,895
Class L
Reinvestment of distributions	247	223	$2,788	$2,375
Shares redeemed	–	(510)	–	(5,087)
Net increase (decrease)	247	(287)	$2,788	$(2,712)
Class N
Reinvestment of distributions	240	197	$2,706	$2,101
Shares redeemed	–	(508)	–	(5,059)
Net increase (decrease)	240	(311)	$2,706	$(2,958)
Fidelity Multi-Manager 2035 Fund
Multi-Manager 2035
Shares sold	80,526	98,635	$948,723	$1,082,907
Reinvestment of distributions	5,412	6,922	62,886	74,318
Shares redeemed	(39,040)	(53,871)	(462,896)	(584,388)
Net increase (decrease)	46,898	51,686	$548,713	$572,837
Class L
Reinvestment of distributions	221	407	$2,571	$4,360
Shares redeemed	(496)	(493)	(5,727)	(5,068)
Net increase (decrease)	(275)	(86)	$(3,156)	$(708)
Class N
Reinvestment of distributions	214	381	$2,476	$4,074
Shares redeemed	(493)	(491)	(5,681)	(5,040)
Net increase (decrease)	(279)	(110)	$(3,205)	$(966)
Fidelity Multi-Manager 2040 Fund
Multi-Manager 2040
Shares sold	34,884	107,559	$414,497	$1,175,333
Reinvestment of distributions	4,386	3,767	50,746	40,441
Shares redeemed	(19,091)	(30,550)	(227,528)	(328,012)
Net increase (decrease)	20,179	80,776	$237,715	$887,762
Class L
Reinvestment of distributions	275	346	$3,186	$3,679
Shares redeemed	(496)	(495)	(5,729)	(5,068)
Net increase (decrease)	(221)	(149)	$(2,543)	$(1,389)
Class N
Reinvestment of distributions	267	327	$3,088	$3,463
Shares redeemed	(493)	(493)	(5,683)	(5,040)
Net increase (decrease)	(226)	(166)	$(2,595)	$(1,577)
Fidelity Multi-Manager 2045 Fund
Multi-Manager 2045
Shares sold	56,258	96,309	$674,208	$1,071,451
Reinvestment of distributions	5,317	6,406	62,150	69,718
Shares redeemed	(48,422)	(46,068)	(586,605)	(508,122)
Net increase (decrease)	13,153	56,647	$149,753	$633,047
Class L
Reinvestment of distributions	258	427	$3,023	$4,636
Shares redeemed	(491)	(487)	(5,728)	(5,069)
Net increase (decrease)	(233)	(60)	$(2,705)	$(433)
Class N
Reinvestment of distributions	250	405	$2,926	$4,389
Shares redeemed	(488)	(485)	(5,681)	(5,039)
Net increase (decrease)	(238)	(80)	$(2,755)	$(650)
Fidelity Multi-Manager 2050 Fund
Multi-Manager 2050
Shares sold	26,199	63,204	$306,979	$688,219
Reinvestment of distributions	4,220	5,694	48,019	60,484
Shares redeemed	(21,009)	(48,866)	(248,591)	(529,999)
Net increase (decrease)	9,410	20,032	$106,407	$218,704
Class L
Reinvestment of distributions	308	485	$3,503	$5,149
Shares redeemed	(502)	(495)	(5,727)	(5,066)
Net increase (decrease)	(194)	(10)	$(2,224)	$83
Class N
Reinvestment of distributions	299	461	$3,400	$4,886
Shares redeemed	(499)	(493)	(5,681)	(5,039)
Net increase (decrease)	(200)	(32)	$(2,281)	$(153)
Fidelity Multi-Manager 2055 Fund
Multi-Manager 2055
Shares sold	27,620	72,087	$331,624	$801,316
Reinvestment of distributions	4,369	4,677	51,161	50,761
Shares redeemed	(19,461)	(47,501)	(235,101)	(520,703)
Net increase (decrease)	12,528	29,263	$147,684	$331,374
Class L
Reinvestment of distributions	291	390	$3,406	$4,222
Shares redeemed	(489)	(487)	(5,726)	(5,066)
Net increase (decrease)	(198)	(97)	$(2,320)	$(844)
Class N
Reinvestment of distributions	286	370	$3,347	$4,000
Shares redeemed	(486)	(484)	(5,680)	(5,037)
Net increase (decrease)	(200)	(114)	$(2,333)	$(1,037)
Fidelity Multi-Manager 2060 Fund
Multi-Manager 2060
Shares sold	10,273	61,118	$108,555	$594,539
Reinvestment of distributions	768	1,751	7,928	16,583
Shares redeemed	(19,794)	(34,062)	(208,572)	(342,824)
Net increase (decrease)	(8,753)	28,807	$(92,089)	$268,298
Class L
Reinvestment of distributions	140	512	$1,446	$4,844
Shares redeemed	–	(523)	–	(4,767)
Net increase (decrease)	140	(11)	$1,446	$77
Class N
Reinvestment of distributions	136	492	$1,406	$4,641
Shares redeemed	–	(522)	–	(4,749)
Net increase (decrease)	136	(30)	$1,406	$(108)

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares of the following Funds:

Affiliated %
Fidelity Multi-Manager Income Fund	18%
Fidelity Multi-Manager 2005 Fund	76%
Fidelity Multi-Manager 2010 Fund	50%
Fidelity Multi-Manager 2015 Fund	19%
Fidelity Multi-Manager 2040 Fund	13%
Fidelity Multi-Manager 2045 Fund	13%
Fidelity Multi-Manager 2050 Fund	14%
Fidelity Multi-Manager 2055 Fund	11%
Fidelity Multi-Manager 2060 Fund	37%

In September 2017, the Board of Trustees approved a Plan of Liquidation and Dissolution whereby the Funds will distribute all of their net assets to their shareholders on or about December 8, 2017.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2017 to September 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioA	Beginning Account Value April 1, 2017	Ending Account Value September 30, 2017	Expenses Paid During Period-B April 1, 2017 to September 30, 2017
Fidelity Multi-Manager Income Fund
Multi-Manager Income	.06%
Actual		$1,000.00	$1,038.80	$.31
Hypothetical-C		$1,000.00	$1,024.77	$.30
Class L	.05%
Actual		$1,000.00	$1,038.80	$.26
Hypothetical-C		$1,000.00	$1,024.82	$.25
Class N	.30%
Actual		$1,000.00	$1,037.60	$1.53
Hypothetical-C		$1,000.00	$1,023.56	$1.52
Fidelity Multi-Manager 2005 Fund
Multi-Manager 2005	.06%
Actual		$1,000.00	$1,048.50	$.31
Hypothetical-C		$1,000.00	$1,024.77	$.30
Class L	.08%
Actual		$1,000.00	$1,047.50	$.41
Hypothetical-C		$1,000.00	$1,024.67	$.41
Class N	.33%
Actual		$1,000.00	$1,046.90	$1.69
Hypothetical-C		$1,000.00	$1,023.41	$1.67
Fidelity Multi-Manager 2010 Fund
Multi-Manager 2010	.05%
Actual		$1,000.00	$1,056.20	$.26
Hypothetical-C		$1,000.00	$1,024.82	$.25
Class L	.07%
Actual		$1,000.00	$1,056.10	$.36
Hypothetical-C		$1,000.00	$1,024.72	$.36
Class N	.32%
Actual		$1,000.00	$1,054.60	$1.65
Hypothetical-C		$1,000.00	$1,023.46	$1.62
Fidelity Multi-Manager 2015 Fund
Multi-Manager 2015	.08%
Actual		$1,000.00	$1,064.30	$.41
Hypothetical-C		$1,000.00	$1,024.67	$.41
Class L	.08%
Actual		$1,000.00	$1,063.40	$.41
Hypothetical-C		$1,000.00	$1,024.67	$.41
Class N	.33%
Actual		$1,000.00	$1,061.90	$1.71
Hypothetical-C		$1,000.00	$1,023.41	$1.67
Fidelity Multi-Manager 2020 Fund
Multi-Manager 2020	.08%
Actual		$1,000.00	$1,069.50	$.42
Hypothetical-C		$1,000.00	$1,024.67	$.41
Class L	.08%
Actual		$1,000.00	$1,068.60	$.41
Hypothetical-C		$1,000.00	$1,024.67	$.41
Class N	.32%
Actual		$1,000.00	$1,068.00	$1.66
Hypothetical-C		$1,000.00	$1,023.46	$1.62
Fidelity Multi-Manager 2025 Fund
Multi-Manager 2025	.10%
Actual		$1,000.00	$1,074.10	$.52
Hypothetical-C		$1,000.00	$1,024.57	$.51
Class L	.08%
Actual		$1,000.00	$1,074.00	$.42
Hypothetical-C		$1,000.00	$1,024.67	$.41
Class N	.33%
Actual		$1,000.00	$1,072.40	$1.71
Hypothetical-C		$1,000.00	$1,023.41	$1.67
Fidelity Multi-Manager 2030 Fund
Multi-Manager 2030	.10%
Actual		$1,000.00	$1,085.70	$.52
Hypothetical-C		$1,000.00	$1,024.57	$.51
Class L	.08%
Actual		$1,000.00	$1,085.60	$.42
Hypothetical-C		$1,000.00	$1,024.67	$.41
Class N	.33%
Actual		$1,000.00	$1,084.20	$1.72
Hypothetical-C		$1,000.00	$1,023.41	$1.67
Fidelity Multi-Manager 2035 Fund
Multi-Manager 2035	.10%
Actual		$1,000.00	$1,094.50	$.53
Hypothetical-C		$1,000.00	$1,024.57	$.51
Class L	.09%
Actual		$1,000.00	$1,093.40	$.47
Hypothetical-C		$1,000.00	$1,024.62	$.46
Class N	.34%
Actual		$1,000.00	$1,092.00	$1.78
Hypothetical-C		$1,000.00	$1,023.36	$1.72
Fidelity Multi-Manager 2040 Fund
Multi-Manager 2040	.10%
Actual		$1,000.00	$1,094.10	$.52
Hypothetical-C		$1,000.00	$1,024.57	$.51
Class L	.09%
Actual		$1,000.00	$1,094.10	$.47
Hypothetical-C		$1,000.00	$1,024.62	$.46
Class N	.34%
Actual		$1,000.00	$1,093.50	$1.78
Hypothetical-C		$1,000.00	$1,023.36	$1.72
Fidelity Multi-Manager 2045 Fund
Multi-Manager 2045	.10%
Actual		$1,000.00	$1,094.60	$.53
Hypothetical-C		$1,000.00	$1,024.57	$.51
Class L	.09%
Actual		$1,000.00	$1,093.60	$.47
Hypothetical-C		$1,000.00	$1,024.62	$.46
Class N	.34%
Actual		$1,000.00	$1,093.00	$1.78
Hypothetical-C		$1,000.00	$1,023.36	$1.72
Fidelity Multi-Manager 2050 Fund
Multi-Manager 2050	.10%
Actual		$1,000.00	$1,094.50	$.53
Hypothetical-C		$1,000.00	$1,024.57	$.51
Class L	.09%
Actual		$1,000.00	$1,094.50	$.47
Hypothetical-C		$1,000.00	$1,024.62	$.46
Class N	.34%
Actual		$1,000.00	$1,092.90	$1.78
Hypothetical-C		$1,000.00	$1,023.36	$1.72
Fidelity Multi-Manager 2055 Fund
Multi-Manager 2055	.10%
Actual		$1,000.00	$1,094.60	$.53
Hypothetical-C		$1,000.00	$1,024.57	$.51
Class L	.09%
Actual		$1,000.00	$1,093.50	$.47
Hypothetical-C		$1,000.00	$1,024.62	$.46
Class N	.34%
Actual		$1,000.00	$1,093.40	$1.78
Hypothetical-C		$1,000.00	$1,023.36	$1.72
Fidelity Multi-Manager 2060 Fund
Multi-Manager 2060	.10%
Actual		$1,000.00	$1,093.30	$.52
Hypothetical-C		$1,000.00	$1,024.57	$.51
Class L	.10%
Actual		$1,000.00	$1,094.30	$.53
Hypothetical-C		$1,000.00	$1,024.57	$.51
Class N	.35%
Actual		$1,000.00	$1,093.20	$1.84
Hypothetical-C		$1,000.00	$1,023.31	$1.78

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Multi-Manager Target Date Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) with FMR Co., Inc. (FMRC), an affiliate of Fidelity Management & Research Company (FMR), and the administration agreement between FMRC and FMR for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts and administration agreements throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract and administration agreement, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contract and administration agreement. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract and administration agreement. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts and administration agreements. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2017 meeting, the Board unanimously determined to renew each fund's Advisory Contract and administration agreement. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the fact that no fees are payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds. The Board noted that it had approved a proposal to liquidate each fund on or about December 8, 2017.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMRC, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which each fund invests. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering administration, transfer agency, and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the investment adviser about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses, including acquired fund fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one- and three-year periods (for the most recent one-year period for Fidelity Multi-Manager 2060 Fund).

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the funds do not pay FMRC a management fee for investment advisory services, and that each fund bears indirectly the fees and expenses, including the management fees, paid by the underlying Fidelity funds in which it invests. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The Board also noted that over the past few years, Fidelity has been developing and refining the competitive methodology for the funds to provide a more meaningful competitive comparison. As a result, beginning with the 2014 competitive results, instead of including all funds in one competitive mapped group that includes all funds-of-funds, Fidelity introduced three new Total Mapped Groups that consist of target retirement funds, grouped according to target retirement dates. The Board noted that Fidelity believes that the new Total Mapped Groups provide more meaningful competitive comparisons for the funds because they include target date funds, regardless of whether the fund is a fund of funds, and reflect, among other things, that active target date funds with a higher percentage of assets invested in equities tend to have higher expenses. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Fidelity Multi-Manager 2005 Fund

Fidelity Multi-Manager 2010 Fund

Fidelity Multi-Manager 2015 Fund

Fidelity Multi-Manager 2020 Fund

Fidelity Multi-Manager 2025 Fund

Fidelity Multi-Manager 2030 Fund

Fidelity Multi-Manager 2035 Fund

Fidelity Multi-Manager 2040 Fund

Fidelity Multi-Manager 2045 Fund

Fidelity Multi-Manager 2050 Fund

Fidelity Multi-Manager 2055 Fund

Fidelity Multi-Manager 2060 Fund

Fidelity Multi-Manager Income Fund

The Board noted that each fund's management fee rate of 0.00% ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016. The Board further noted that many peer funds pay fund-level expenses, including management fees, to which the funds are not subject.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures, and that while the funds do not pay a management fee, they indirectly bear a portion of the management fees paid by the Fidelity funds in which they invest, some of which are subject to the group fee. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered fund-paid 12b-1 fees and noted that the funds pay transfer agent fees. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions, pursuant to the administration agreement between FMRC and FMR with respect to each fund.

The Board noted that each fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board noted that the total expense ratio of each of the retail class and Class L of each fund ranked below the competitive median for 2016 and the total expense ratio of Class N of each fund ranked above the competitive median for 2016. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class N was above the competitive median primarily because of its 12b-1 fees. The Board noted that when compared to a subset of institutional load competitor funds with a 0.25% 12b-1 fee and when compared to front-end load competitors, the total expense ratio of each class of each fund is below the median.

In considering the total expense ratio of each class of each fund, the Board also considered an alternative competitive analysis that included both top level (i.e., direct) fund fees and acquired fund fees and expenses for the class and the other funds and classes to which it is compared. The Board noted that, under this alternative competitive analysis, the total expense ratio of the retail class and Class L of each of Fidelity Multi-Manager 2005 Fund and Fidelity Multi-Manager Income Fund ranked below the competitive median for 2016 and the retail class and Class L of each other fund ranked above the competitive median for 2016. The Board noted that, for each fund for which the retail class and Class L were above the competitive median, the classes were above the competitive median primarily as a result of higher acquired fund fees and expenses compared to competitor funds. The Board noted that the total expense ratio of Class N of each fund ranked above the competitive median for 2016. The Board noted that, for each fund, Class N was above the competitive median primarily because of its 12b-1 fees. The Board also considered that it had approved a proposal to liquidate each fund in December 2017.

The Board further considered that FMRC has contractually agreed to reimburse the retail class, Class L, and Class N of each fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.10%, 0.10%, and 0.35% through May 31, 2018.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although some classes were above the median of the universe presented for comparison, the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the funds invest.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contract because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests, some of which may benefit from breakpoints under the group fee arrangement.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) the terms of Fidelity's contractual and voluntary expense cap and waiver arrangements with the funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the approach to considering "fall-out" benefits; (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability; (xii) the funds' share class structures and distribution channels, including the impact of the Department of Labor's new fiduciary rule on the funds' distribution arrangements; and (xiii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contract should be renewed.

OLF-L-OLF-N-SANN-1117
1.9584953.103

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Boylston Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Boylston Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Boylston Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 29, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 29, 2017